Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000263902
Shareholder Report [Line Items]
Fund Name	Lazard Government Money Market Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Government Money Market Portfolio for the period of October 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$5	0.18%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.18%
AssetsNet	$ 798,816,456
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 303,182
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$798,816,456
# of Portfolio Holdings	29
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$303,182

Holdings [Text Block]

Maturity (% of Net Assets)

1 - 7 Days	71.8%
8 - 30 Days	3.7%
31 - 60 Days	8.4%
61 - 90 Days	11.0%
91 - 180 Days	4.2%
Over 180 Days	0.9%

Largest Holdings [Text Block]

Security Type (% of Net Assets)

Short-Term Investments	71.8%
U.S. Treasury Securities	14.3%
U.S. Government Securities	13.9%

C000058929
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Institutional Shares
Trading Symbol	LCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Trending investments outperformed the Global Asset Allocation Blended Index. Performance was helped by exposure to US large cap and growth stocks and to Japan.

  Diversifying investments outperformed the Global Asset Allocation Blended Index. Exposure to our custom European Defense basket added value, as did exposure to copper.

  Contrarian investments underperformed the Global Asset Allocation Blended Index. Exposure to US Value and to Europe was helpful. Initial exposure (which we later divested from) to US small cap, tech-software, and financials detracted.

  Top security-level contributors included our Custom European Defense Basket, which benefitted from rising geopolitical tensions and sharp increases in European defense budgets. Also contributing strongly were our investments in the Vanguard S&P 500 ETF and Vanguard S&P 500 Growth ETF, which surged in 2025 driven by robust earnings growth – especially from AI and tech leaders.

  Top security-level detractors included initial investments (since divested) in the iShares Russell 2000 ETF and the iShares Expanded Tech-Software Sector ETF, as small-cap stocks struggled in early 2025 due to their greater sensitivity to elevated interest rates and renewed recession fears. Early‑2025 tech‑software performance was pressured by the investor rotation into AI‑hardware and semiconductor names.

  Currency forwards and custom equity basket total return swaps were used during the year and marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,583	$9,402	$9,696
2/16	$9,466	$9,332	$9,683
3/16	$9,872	$9,965	$10,100
4/16	$10,043	$10,123	$10,212
5/16	$10,021	$10,180	$10,247
6/16	$10,075	$10,066	$10,251
7/16	$10,438	$10,491	$10,537
8/16	$10,524	$10,499	$10,537
9/16	$10,566	$10,555	$10,569
10/16	$10,395	$10,351	$10,414
11/16	$10,438	$10,500	$10,404
12/16	$10,536	$10,751	$10,561
1/17	$10,796	$11,011	$10,722
2/17	$10,992	$11,316	$10,930
3/17	$11,014	$11,437	$10,999
4/17	$11,133	$11,606	$11,131
5/17	$11,242	$11,851	$11,307
6/17	$11,437	$11,897	$11,329
7/17	$11,676	$12,182	$11,511
8/17	$11,633	$12,199	$11,561
9/17	$11,991	$12,473	$11,696
10/17	$12,165	$12,708	$11,831
11/17	$12,241	$12,984	$11,980
12/17	$12,405	$13,159	$12,100
1/18	$12,931	$13,854	$12,428
2/18	$12,393	$13,280	$12,066
3/18	$12,124	$12,991	$11,937
4/18	$12,206	$13,140	$11,983
5/18	$12,194	$13,222	$12,063
6/18	$12,089	$13,216	$12,053
7/18	$12,358	$13,629	$12,280
8/18	$12,483	$13,797	$12,404
9/18	$12,412	$13,874	$12,414
10/18	$11,518	$12,856	$11,828
11/18	$11,638	$13,002	$11,936
12/18	$10,827	$12,013	$11,496
1/19	$11,495	$12,948	$12,082
2/19	$11,743	$13,337	$12,303
3/19	$11,818	$13,512	$12,493
4/19	$12,065	$13,991	$12,760
5/19	$11,706	$13,184	$12,401
6/19	$12,028	$14,053	$12,946
7/19	$12,152	$14,122	$12,996
8/19	$12,003	$13,833	$12,971
9/19	$12,065	$14,128	$13,105
10/19	$12,164	$14,487	$13,321
11/19	$12,313	$14,891	$13,543
12/19	$12,467	$15,337	$13,788
1/20	$12,480	$15,244	$13,844
2/20	$11,987	$13,955	$13,250
3/20	$10,977	$12,108	$12,220
4/20	$11,823	$13,431	$13,108
5/20	$12,290	$14,080	$13,524
6/20	$12,467	$14,452	$13,781
7/20	$12,796	$15,144	$14,259
8/20	$13,061	$16,155	$14,792
9/20	$12,884	$15,598	$14,470
10/20	$12,618	$15,120	$14,178
11/20	$13,402	$17,053	$15,311
12/20	$13,648	$17,776	$15,721
1/21	$13,558	$17,599	$15,583
2/21	$13,790	$18,050	$15,732
3/21	$14,164	$18,651	$15,974
4/21	$14,538	$19,519	$16,470
5/21	$14,719	$19,800	$16,636
6/21	$14,745	$20,095	$16,833
7/21	$14,874	$20,455	$17,089
8/21	$15,209	$20,964	$17,332
9/21	$14,616	$20,094	$16,835
10/21	$15,235	$21,232	$17,406
11/21	$14,861	$20,766	$17,192
12/21	$15,416	$21,654	$17,621
1/22	$14,649	$20,508	$16,909
2/22	$14,407	$19,990	$16,579
3/22	$14,541	$20,538	$16,658
4/22	$13,828	$18,832	$15,575
5/22	$13,747	$18,846	$15,623
6/22	$13,033	$17,214	$14,727
7/22	$13,545	$18,580	$15,573
8/22	$13,267	$17,804	$15,003
9/22	$12,564	$16,149	$13,900
10/22	$13,074	$17,308	$14,427
11/22	$13,460	$18,512	$15,251
12/22	$13,115	$17,726	$14,819
1/23	$13,519	$18,980	$15,631
2/23	$13,142	$18,524	$15,244
3/23	$13,421	$19,096	$15,682
4/23	$13,561	$19,431	$15,885
5/23	$13,226	$19,237	$15,721
6/23	$13,658	$20,400	$16,272
7/23	$14,062	$21,085	$16,595
8/23	$13,672	$20,582	$16,313
9/23	$13,156	$19,694	$15,723
10/23	$12,836	$19,122	$15,350
11/23	$13,756	$20,915	$16,489
12/23	$14,464	$21,942	$17,229
1/24	$14,536	$22,205	$17,334
2/24	$15,010	$23,147	$17,681
3/24	$15,383	$23,891	$18,094
4/24	$14,650	$23,003	$17,508
5/24	$15,196	$24,030	$18,094
6/24	$15,541	$24,519	$18,384
7/24	$15,685	$24,951	$18,599
8/24	$15,981	$25,611	$19,001
9/24	$16,247	$26,080	$19,311
10/24	$15,995	$25,563	$18,890
11/24	$16,751	$26,736	$19,491
12/24	$16,242	$26,039	$19,057
1/25	$16,720	$26,958	$19,501
2/25	$16,704	$26,764	$19,584
3/25	$16,131	$25,572	$19,064
4/25	$16,035	$25,799	$19,195
5/25	$16,688	$27,326	$19,824
6/25	$17,277	$28,506	$20,468
7/25	$17,293	$28,873	$20,604
8/25	$17,558	$29,626	$21,026
9/25	$18,216	$30,578	$21,527
10/25	$18,505	$31,190	$21,839
11/25	$18,457	$31,279	$21,930
12/25	$18,517	$31,531	$22,024

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	14.01%	6.29%	6.35%
MSCI World Index	21.09%	12.15%	12.17%
Global Asset Allocation Blended Index	15.57%	6.97%	8.22%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 23,815,251
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 106,545
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$23,815,251
# of Portfolio Holdings	17
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$106,545

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Equity Funds	67.7%
Fixed Income	22.7%
Commodity	3.5%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	15.6%
Vanguard S&P 500 Growth ETF	14.6%
iShares 20+ Year Treasury Bond ETF	12.2%
Vanguard S&P 500 Value ETF	11.8%
Invesco QQQ Trust	6.1%
iShares MSCI Japan ETF	5.8%
iShares 1-3 Year Treasury Bond ETF	5.3%
SPDR EURO STOXX 50 ETF	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%
iShares MSCI USA Momentum Factor ETF	2.7%

Material Fund Change [Text Block]
C000058930
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Open Shares
Trading Symbol	LCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Trending investments outperformed the Global Asset Allocation Blended Index. Performance was helped by exposure to US large cap and growth stocks and to Japan.

  Diversifying investments outperformed the Global Asset Allocation Blended Index. Exposure to our custom European Defense basket added value, as did exposure to copper.

  Contrarian investments underperformed the Global Asset Allocation Blended Index. Exposure to US Value and to Europe was helpful. Initial exposure (which we later divested from) to US small cap, tech-software, and financials detracted.

  Top security-level contributors included our Custom European Defense Basket, which benefitted from rising geopolitical tensions and sharp increases in European defense budgets. Also contributing strongly were our investments in the Vanguard S&P 500 ETF and Vanguard S&P 500 Growth ETF, which surged in 2025 driven by robust earnings growth – especially from AI and tech leaders.

  Top security-level detractors included initial investments (since divested) in the iShares Russell 2000 ETF and the iShares Expanded Tech-Software Sector ETF, as small-cap stocks struggled in early 2025 due to their greater sensitivity to elevated interest rates and renewed recession fears. Early‑2025 tech‑software performance was pressured by the investor rotation into AI‑hardware and semiconductor names.

  Currency forwards and custom equity basket total return swaps were used during the year and marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
12/15	$10,000	$10,000	$10,000
1/16	$9,592	$9,402	$9,696
2/16	$9,463	$9,332	$9,683
3/16	$9,871	$9,965	$10,100
4/16	$10,043	$10,123	$10,212
5/16	$10,021	$10,180	$10,247
6/16	$10,075	$10,066	$10,251
7/16	$10,430	$10,491	$10,537
8/16	$10,505	$10,499	$10,537
9/16	$10,559	$10,555	$10,569
10/16	$10,376	$10,351	$10,414
11/16	$10,419	$10,500	$10,404
12/16	$10,508	$10,751	$10,561
1/17	$10,770	$11,011	$10,722
2/17	$10,966	$11,316	$10,930
3/17	$10,976	$11,437	$10,999
4/17	$11,096	$11,606	$11,131
5/17	$11,205	$11,851	$11,307
6/17	$11,390	$11,897	$11,329
7/17	$11,630	$12,182	$11,511
8/17	$11,586	$12,199	$11,561
9/17	$11,935	$12,473	$11,696
10/17	$12,109	$12,708	$11,831
11/17	$12,185	$12,984	$11,980
12/17	$12,345	$13,159	$12,100
1/18	$12,860	$13,854	$12,428
2/18	$12,321	$13,280	$12,066
3/18	$12,052	$12,991	$11,937
4/18	$12,134	$13,140	$11,983
5/18	$12,111	$13,222	$12,063
6/18	$12,005	$13,216	$12,053
7/18	$12,274	$13,629	$12,280
8/18	$12,388	$13,797	$12,404
9/18	$12,329	$13,874	$12,414
10/18	$11,423	$12,856	$11,828
11/18	$11,542	$13,002	$11,936
12/18	$10,734	$12,013	$11,496
1/19	$11,401	$12,948	$12,082
2/19	$11,648	$13,337	$12,303
3/19	$11,710	$13,512	$12,493
4/19	$11,957	$13,991	$12,760
5/19	$11,586	$13,184	$12,401
6/19	$11,920	$14,053	$12,946
7/19	$12,031	$14,122	$12,996
8/19	$11,871	$13,833	$12,971
9/19	$11,945	$14,128	$13,105
10/19	$12,031	$14,487	$13,321
11/19	$12,179	$14,891	$13,543
12/19	$12,334	$15,337	$13,788
1/20	$12,347	$15,244	$13,844
2/20	$11,845	$13,955	$13,250
3/20	$10,840	$12,108	$12,220
4/20	$11,681	$13,431	$13,108
5/20	$12,133	$14,080	$13,524
6/20	$12,309	$14,452	$13,781
7/20	$12,636	$15,144	$14,259
8/20	$12,887	$16,155	$14,792
9/20	$12,711	$15,598	$14,470
10/20	$12,447	$15,120	$14,178
11/20	$13,226	$17,053	$15,311
12/20	$13,475	$17,776	$15,721
1/21	$13,373	$17,599	$15,583
2/21	$13,590	$18,050	$15,732
3/21	$13,961	$18,651	$15,974
4/21	$14,333	$19,519	$16,470
5/21	$14,512	$19,800	$16,636
6/21	$14,537	$20,095	$16,833
7/21	$14,652	$20,455	$17,089
8/21	$14,972	$20,964	$17,332
9/21	$14,397	$20,094	$16,835
10/21	$14,998	$21,232	$17,406
11/21	$14,627	$20,766	$17,192
12/21	$15,166	$21,654	$17,621
1/22	$14,419	$20,508	$16,909
2/22	$14,179	$19,990	$16,579
3/22	$14,299	$20,538	$16,658
4/22	$13,593	$18,832	$15,575
5/22	$13,513	$18,846	$15,623
6/22	$12,807	$17,214	$14,727
7/22	$13,313	$18,580	$15,573
8/22	$13,039	$17,804	$15,003
9/22	$12,342	$16,149	$13,900
10/22	$12,834	$17,308	$14,427
11/22	$13,216	$18,512	$15,251
12/22	$12,882	$17,726	$14,819
1/23	$13,267	$18,980	$15,631
2/23	$12,896	$18,524	$15,244
3/23	$13,157	$19,096	$15,682
4/23	$13,295	$19,431	$15,885
5/23	$12,965	$19,237	$15,721
6/23	$13,391	$20,400	$16,272
7/23	$13,790	$21,085	$16,595
8/23	$13,391	$20,582	$16,313
9/23	$12,882	$19,694	$15,723
10/23	$12,566	$19,122	$15,350
11/23	$13,474	$20,915	$16,489
12/23	$14,151	$21,942	$17,229
1/24	$14,222	$22,205	$17,334
2/24	$14,703	$23,147	$17,681
3/24	$15,057	$23,891	$18,094
4/24	$14,321	$23,003	$17,508
5/24	$14,859	$24,030	$18,094
6/24	$15,198	$24,519	$18,384
7/24	$15,340	$24,951	$18,599
8/24	$15,632	$25,611	$19,001
9/24	$15,880	$26,080	$19,311
10/24	$15,632	$25,563	$18,890
11/24	$16,362	$26,736	$19,491
12/24	$15,864	$26,039	$19,057
1/25	$16,319	$26,958	$19,501
2/25	$16,303	$26,764	$19,584
3/25	$15,739	$25,572	$19,064
4/25	$15,645	$25,799	$19,195
5/25	$16,272	$27,326	$19,824
6/25	$16,851	$28,506	$20,468
7/25	$16,851	$28,873	$20,604
8/25	$17,127	$29,626	$21,026
9/25	$17,759	$30,578	$21,527
10/25	$18,043	$31,190	$21,839
11/25	$17,980	$31,279	$21,930
12/25	$18,041	$31,531	$22,024

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	13.72%	6.01%	6.08%
MSCI World Index	21.09%	12.15%	12.17%
Global Asset Allocation Blended Index	15.57%	6.97%	8.22%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 23,815,251
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 106,545
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$23,815,251
# of Portfolio Holdings	17
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$106,545

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Equity Funds	67.7%
Fixed Income	22.7%
Commodity	3.5%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	15.6%
Vanguard S&P 500 Growth ETF	14.6%
iShares 20+ Year Treasury Bond ETF	12.2%
Vanguard S&P 500 Value ETF	11.8%
Invesco QQQ Trust	6.1%
iShares MSCI Japan ETF	5.8%
iShares 1-3 Year Treasury Bond ETF	5.3%
SPDR EURO STOXX 50 ETF	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.2%
iShares MSCI USA Momentum Factor ETF	2.7%

Material Fund Change [Text Block]
C000240316
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Institutional Shares
Trading Symbol	CONIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The convertible bond asset class showed strong upside capture to US equities performance during the year, as mid-cap companies and technology sectors (important convertible exposures) participated in the rally.

  An overweight to technology hardware and industrials were additive to performance, buoyed by robust global investment in artificial intelligence themes throughout the year.

  Biotechnology selections also helped, mainly supported by idiosyncratic factors.

  Underweights to travel and consumer discretionary names were also additive as these sectors did not participate in the broader equity rally.

  Underweights to metals & mining, financial services, and consumer staples detracted.

  An underweight to data centers detracted in the second half of the year.

  Use of derivatives was a positive contributor to relative performance, with gains coming from both long equity index futures and long bond futures (which were used to increase duration).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,000	$10,000
2/23	$10,370	$9,754	$9,871
3/23	$10,433	$9,983	$9,806
4/23	$10,282	$10,044	$9,670
5/23	$10,373	$9,940	$9,755
6/23	$10,909	$9,925	$10,260
7/23	$11,151	$9,934	$10,541
8/23	$10,778	$9,875	$10,268
9/23	$10,466	$9,639	$10,001
10/23	$9,970	$9,494	$9,561
11/23	$10,516	$9,921	$10,059
12/23	$11,062	$10,298	$10,668
1/24	$10,927	$10,273	$10,544
2/24	$10,938	$10,150	$10,671
3/24	$11,116	$10,250	$10,918
4/24	$10,740	$10,010	$10,538
5/24	$10,886	$10,176	$10,795
6/24	$11,077	$10,269	$10,895
7/24	$11,182	$10,502	$11,105
8/24	$11,350	$10,657	$11,251
9/24	$11,506	$10,803	$11,469
10/24	$11,485	$10,558	$11,565
11/24	$12,161	$10,669	$12,348
12/24	$11,644	$10,508	$11,856
1/25	$11,983	$10,571	$12,172
2/25	$11,622	$10,790	$11,929
3/25	$11,345	$10,787	$11,603
4/25	$11,550	$10,825	$11,759
5/25	$11,904	$10,770	$12,142
6/25	$12,393	$10,938	$12,633
7/25	$12,727	$10,923	$12,984
8/25	$12,858	$11,054	$13,210
9/25	$13,356	$11,171	$13,717
10/25	$13,860	$11,245	$14,146
11/25	$13,696	$11,312	$14,047
12/25	$13,616	$11,305	$13,988

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/30/22
Institutional Shares	16.94%	10.83%
US Universal Index	7.58%	5.24%
ICE BofA US Convertible Index	17.98%	13.96%

Performance Inception Date	Dec. 30, 2022
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 17,447,159
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$17,447,159
# of Portfolio Holdings	98
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	14.6%
Consumer Staples	13.0%
Communication Services	12.4%
Utilities	8.9%
Industrials	7.8%
Consumer Discretionary	6.3%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Lumentum Holdings, Inc., 0.500%, due 06/15/28	2.9%
Bank of America Corp.	2.7%
Western Digital Corp., 3.000%, due 11/15/28	2.7%
Boeing Co.	2.5%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	2.5%
PG&E Corp., 4.250%, due 12/01/27	2.1%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.0%
CMS Energy Corp., 3.375%, due 05/01/28	1.9%
Welltower OP LLC, 2.750%, due 05/15/28	1.9%
Exact Sciences Corp., 0.375%, due 03/01/28	1.8%

Material Fund Change [Text Block]
C000240317
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Open Shares
Trading Symbol	CONOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The convertible bond asset class showed strong upside capture to US equities performance during the year, as mid-cap companies and technology sectors (important convertible exposures) participated in the rally.

  An overweight to technology hardware and industrials were additive to performance, buoyed by robust global investment in artificial intelligence themes throughout the year.

  Biotechnology selections also helped, mainly supported by idiosyncratic factors.

  Underweights to travel and consumer discretionary names were also additive as these sectors did not participate in the broader equity rally.

  Underweights to metals & mining, financial services, and consumer staples detracted.

  An underweight to data centers detracted in the second half of the year.

  Use of derivatives was a positive contributor to relative performance, with gains coming from both long equity index futures and long bond futures (which were used to increase duration).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,000	$10,000
2/23	$10,360	$9,754	$9,871
3/23	$10,427	$9,983	$9,806
4/23	$10,276	$10,044	$9,670
5/23	$10,367	$9,940	$9,755
6/23	$10,906	$9,925	$10,260
7/23	$11,138	$9,934	$10,541
8/23	$10,765	$9,875	$10,268
9/23	$10,447	$9,639	$10,001
10/23	$9,952	$9,494	$9,561
11/23	$10,487	$9,921	$10,059
12/23	$11,035	$10,298	$10,668
1/24	$10,900	$10,273	$10,544
2/24	$10,910	$10,150	$10,671
3/24	$11,081	$10,250	$10,918
4/24	$10,706	$10,010	$10,538
5/24	$10,852	$10,176	$10,795
6/24	$11,035	$10,269	$10,895
7/24	$11,140	$10,502	$11,105
8/24	$11,297	$10,657	$11,251
9/24	$11,455	$10,803	$11,469
10/24	$11,434	$10,558	$11,565
11/24	$12,108	$10,669	$12,348
12/24	$11,595	$10,508	$11,856
1/25	$11,923	$10,571	$12,172
2/25	$11,563	$10,790	$11,929
3/25	$11,281	$10,787	$11,603
4/25	$11,484	$10,825	$11,759
5/25	$11,836	$10,770	$12,142
6/25	$12,326	$10,938	$12,633
7/25	$12,647	$10,923	$12,984
8/25	$12,777	$11,054	$13,210
9/25	$13,272	$11,171	$13,717
10/25	$13,772	$11,245	$14,146
11/25	$13,598	$11,312	$14,047
12/25	$13,509	$11,305	$13,988

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/30/22
Open Shares	16.51%	10.54%
US Universal Index	7.58%	5.24%
ICE BofA US Convertible Index	17.98%	13.96%

Performance Inception Date	Dec. 30, 2022
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 17,447,159
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$17,447,159
# of Portfolio Holdings	98
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	14.6%
Consumer Staples	13.0%
Communication Services	12.4%
Utilities	8.9%
Industrials	7.8%
Consumer Discretionary	6.3%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Lumentum Holdings, Inc., 0.500%, due 06/15/28	2.9%
Bank of America Corp.	2.7%
Western Digital Corp., 3.000%, due 11/15/28	2.7%
Boeing Co.	2.5%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	2.5%
PG&E Corp., 4.250%, due 12/01/27	2.1%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.0%
CMS Energy Corp., 3.375%, due 05/01/28	1.9%
Welltower OP LLC, 2.750%, due 05/15/28	1.9%
Exact Sciences Corp., 0.375%, due 03/01/28	1.8%

Material Fund Change [Text Block]
C000028367
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Institutional Shares
Trading Symbol	LEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and industrials sectors contributed positively to relative performance. Overweight exposure to financials and underweight exposure in communication services also contributed positively to relative performance.

  DigitalOcean, a cloud computing platform for small and medium-sized businesses (SMBs), benefited from strong customer demand, new products, and speculation that the company could be the target of a takeover. Coherent, a global provider in lasers and semiconductors, rose amid positive artificial intelligence capex datapoints.

  Health care and communication services holdings detracted. Overweight exposure to consumer discretionary stocks also detracted. Vaxcyte, a leader in novel vaccine chemistry, detracted from performance as mixed data on several of its trials coupled with uncertainty around federal funding and regulation of the vaccine industry caused shares to underperform. We exited our position in pursuit of better risk-reward opportunities elsewhere.

  Marvell, a fabless chip designer, fell amid a lack of commentary from management about the company's growth trajectory for next year and its next-gen chip for Amazon, a large customer.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,450	$9,504
2/16	$9,566	$9,491
3/16	$10,123	$10,135
4/16	$10,043	$10,174
5/16	$10,260	$10,357
6/16	$10,239	$10,384
7/16	$10,933	$10,766
8/16	$10,952	$10,782
9/16	$11,010	$10,784
10/16	$10,531	$10,587
11/16	$10,633	$10,979
12/16	$10,737	$11,196
1/17	$10,988	$11,408
2/17	$11,298	$11,861
3/17	$11,389	$11,875
4/17	$11,594	$11,997
5/17	$11,678	$12,166
6/17	$11,564	$12,242
7/17	$11,640	$12,494
8/17	$11,693	$12,532
9/17	$11,746	$12,790
10/17	$12,049	$13,089
11/17	$12,269	$13,490
12/17	$12,401	$13,640
1/18	$13,041	$14,421
2/18	$12,709	$13,890
3/18	$12,450	$13,537
4/18	$12,263	$13,589
5/18	$12,620	$13,916
6/18	$12,725	$14,002
7/18	$12,992	$14,523
8/18	$13,342	$14,996
9/18	$13,350	$15,081
10/18	$12,316	$14,050
11/18	$12,746	$14,337
12/18	$11,648	$13,042
1/19	$12,561	$14,087
2/19	$13,130	$14,540
3/19	$13,474	$14,822
4/19	$13,881	$15,422
5/19	$13,139	$14,442
6/19	$14,170	$15,460
7/19	$14,658	$15,682
8/19	$14,513	$15,434
9/19	$14,649	$15,723
10/19	$14,594	$16,063
11/19	$14,866	$16,646
12/19	$15,343	$17,149
1/20	$15,626	$17,142
2/20	$14,241	$15,731
3/20	$12,218	$13,788
4/20	$13,558	$15,555
5/20	$14,277	$16,296
6/20	$14,214	$16,620
7/20	$14,651	$17,558
8/20	$15,389	$18,820
9/20	$15,179	$18,105
10/20	$14,906	$17,623
11/20	$16,382	$19,552
12/20	$16,721	$20,304
1/21	$16,453	$20,099
2/21	$17,379	$20,653
3/21	$18,213	$21,558
4/21	$19,380	$22,708
5/21	$19,139	$22,867
6/21	$19,371	$23,401
7/21	$19,871	$23,957
8/21	$20,245	$24,685
9/21	$19,412	$23,537
10/21	$20,358	$25,186
11/21	$19,936	$25,011
12/21	$21,073	$26,132
1/22	$19,843	$24,780
2/22	$19,254	$24,038
3/22	$19,843	$24,931
4/22	$18,773	$22,757
5/22	$18,484	$22,798
6/22	$17,062	$20,917
7/22	$18,666	$22,845
8/22	$17,547	$21,914
9/22	$15,889	$19,895
10/22	$16,805	$21,506
11/22	$17,721	$22,708
12/22	$16,882	$21,400
1/23	$18,322	$22,744
2/23	$17,710	$22,189
3/23	$18,368	$23,004
4/23	$18,402	$23,363
5/23	$18,129	$23,465
6/23	$19,275	$25,015
7/23	$19,332	$25,819
8/23	$18,619	$25,408
9/23	$17,677	$24,196
10/23	$16,938	$23,687
11/23	$18,619	$25,851
12/23	$19,634	$27,025
1/24	$19,312	$27,479
2/24	$19,749	$28,946
3/24	$20,324	$29,878
4/24	$19,105	$28,657
5/24	$19,450	$30,078
6/24	$20,232	$31,158
7/24	$20,645	$31,537
8/24	$21,910	$32,302
9/24	$22,301	$32,992
10/24	$22,209	$32,693
11/24	$22,761	$34,612
12/24	$21,731	$33,787
1/25	$23,398	$34,728
2/25	$21,731	$34,274
3/25	$18,841	$32,343
4/25	$18,507	$32,124
5/25	$19,508	$34,146
6/25	$20,971	$35,882
7/25	$21,805	$36,688
8/25	$21,360	$37,431
9/25	$21,749	$38,798
10/25	$22,787	$39,706
11/25	$23,472	$39,803
12/25	$23,639	$39,828

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	8.78%	7.17%	8.98%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 35,740,661
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 180,620
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$35,740,661
# of Portfolio Holdings	21
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$180,620

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	42.3%
Consumer Discretionary	27.7%
Financials	10.0%
Communication Services	9.0%
Industrials	5.9%
Health Care	4.3%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Amazon.com, Inc.	8.9%
Advanced Micro Devices, Inc.	8.0%
DigitalOcean Holdings, Inc.	7.9%
Marvell Technology, Inc.	7.8%
Microsoft Corp.	7.2%
First Watch Restaurant Group, Inc.	6.5%
Floor & Decor Holdings, Inc., Class A	4.8%
Zeta Global Holdings Corp., Class A	4.8%
Meta Platforms, Inc., Class A	4.7%
RH	4.6%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

On January 22, 2026, the Board of Directors of The Lazard Funds, Inc. approved the liquidation of the Portfolio. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026.

Material Fund Change Expenses [Text Block]

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80% of the average daily net assets of the Portfolio’s Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028366
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Open Shares
Trading Symbol	LEVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and industrials sectors contributed positively to relative performance. Overweight exposure to financials and underweight exposure in communication services also contributed positively to relative performance.

  DigitalOcean, a cloud computing platform for small and medium-sized businesses (SMBs), benefited from strong customer demand, new products, and speculation that the company could be the target of a takeover. Coherent, a global provider in lasers and semiconductors, rose amid positive artificial intelligence capex datapoints.

  Health care and communication services holdings detracted. Overweight exposure to consumer discretionary stocks also detracted. Vaxcyte, a leader in novel vaccine chemistry, detracted from performance as mixed data on several of its trials coupled with uncertainty around federal funding and regulation of the vaccine industry caused shares to underperform. We exited our position in pursuit of better risk-reward opportunities elsewhere.

  Marvell, a fabless chip designer, fell amid a lack of commentary from management about the company's growth trajectory for next year and its next-gen chip for Amazon, a large customer.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,447	$9,504
2/16	$9,562	$9,491
3/16	$10,115	$10,135
4/16	$10,036	$10,174
5/16	$10,251	$10,357
6/16	$10,223	$10,384
7/16	$10,912	$10,766
8/16	$10,932	$10,782
9/16	$10,982	$10,784
10/16	$10,513	$10,587
11/16	$10,607	$10,979
12/16	$10,706	$11,196
1/17	$10,954	$11,408
2/17	$11,262	$11,861
3/17	$11,345	$11,875
4/17	$11,555	$11,997
5/17	$11,630	$12,166
6/17	$11,517	$12,242
7/17	$11,592	$12,494
8/17	$11,645	$12,532
9/17	$11,690	$12,790
10/17	$11,983	$13,089
11/17	$12,201	$13,490
12/17	$12,335	$13,640
1/18	$12,959	$14,421
2/18	$12,639	$13,890
3/18	$12,367	$13,537
4/18	$12,183	$13,589
5/18	$12,535	$13,916
6/18	$12,639	$14,002
7/18	$12,903	$14,523
8/18	$13,240	$14,996
9/18	$13,256	$15,081
10/18	$12,219	$14,050
11/18	$12,643	$14,337
12/18	$11,551	$13,042
1/19	$12,458	$14,087
2/19	$13,009	$14,540
3/19	$13,356	$14,822
4/19	$13,756	$15,422
5/19	$13,009	$14,442
6/19	$14,032	$15,460
7/19	$14,512	$15,682
8/19	$14,370	$15,434
9/19	$14,503	$15,723
10/19	$14,432	$16,063
11/19	$14,708	$16,646
12/19	$15,181	$17,149
1/20	$15,449	$17,142
2/20	$14,081	$15,731
3/20	$12,078	$13,788
4/20	$13,392	$15,555
5/20	$14,099	$16,296
6/20	$14,036	$16,620
7/20	$14,465	$17,558
8/20	$15,189	$18,820
9/20	$14,984	$18,105
10/20	$14,707	$17,623
11/20	$16,164	$19,552
12/20	$16,490	$20,304
1/21	$16,227	$20,099
2/21	$17,134	$20,653
3/21	$17,959	$21,558
4/21	$19,101	$22,708
5/21	$18,856	$22,867
6/21	$19,074	$23,401
7/21	$19,572	$23,957
8/21	$19,929	$24,685
9/21	$19,113	$23,537
10/21	$20,039	$25,186
11/21	$19,618	$25,011
12/21	$20,731	$26,132
1/22	$19,511	$24,780
2/22	$18,937	$24,038
3/22	$19,501	$24,931
4/22	$18,458	$22,757
5/22	$18,166	$22,798
6/22	$16,758	$20,917
7/22	$18,333	$22,845
8/22	$17,231	$21,914
9/22	$15,594	$19,895
10/22	$16,497	$21,506
11/22	$17,390	$22,708
12/22	$16,570	$21,400
1/23	$17,970	$22,744
2/23	$17,374	$22,189
3/23	$18,014	$23,004
4/23	$18,036	$23,363
5/23	$17,760	$23,465
6/23	$18,885	$25,015
7/23	$18,940	$25,819
8/23	$18,236	$25,408
9/23	$17,309	$24,196
10/23	$16,591	$23,687
11/23	$18,223	$25,851
12/23	$19,224	$27,025
1/24	$18,893	$27,479
2/24	$19,334	$28,946
3/24	$19,886	$29,878
4/24	$18,694	$28,657
5/24	$19,025	$30,078
6/24	$19,775	$31,158
7/24	$20,173	$31,537
8/24	$21,409	$32,302
9/24	$21,784	$32,992
10/24	$21,674	$32,693
11/24	$22,225	$34,612
12/24	$21,218	$33,787
1/25	$22,879	$34,728
2/25	$21,218	$34,274
3/25	$18,417	$32,343
4/25	$18,054	$32,124
5/25	$19,022	$34,146
6/25	$20,458	$35,882
7/25	$21,253	$36,688
8/25	$20,821	$37,431
9/25	$21,201	$38,798
10/25	$22,204	$39,706
11/25	$22,861	$39,803
12/25	$23,034	$39,828

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	8.56%	6.91%	8.70%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 35,740,661
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 180,620
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$35,740,661
# of Portfolio Holdings	21
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$180,620

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	42.3%
Consumer Discretionary	27.7%
Financials	10.0%
Communication Services	9.0%
Industrials	5.9%
Health Care	4.3%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Amazon.com, Inc.	8.9%
Advanced Micro Devices, Inc.	8.0%
DigitalOcean Holdings, Inc.	7.9%
Marvell Technology, Inc.	7.8%
Microsoft Corp.	7.2%
First Watch Restaurant Group, Inc.	6.5%
Floor & Decor Holdings, Inc., Class A	4.8%
Zeta Global Holdings Corp., Class A	4.8%
Meta Platforms, Inc., Class A	4.7%
RH	4.6%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

On January 22, 2026, the Board of Directors of The Lazard Funds, Inc. approved the liquidation of the Portfolio. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026.

Material Fund Change Expenses [Text Block]

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000134188
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	R6 Shares
Trading Symbol	RLUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and industrials sectors contributed positively to relative performance. Overweight exposure to financials and underweight exposure in communication services also contributed positively to relative performance.

  DigitalOcean, a cloud computing platform for small and medium-sized businesses (SMBs), benefited from strong customer demand, new products, and speculation that the company could be the target of a takeover. Coherent, a global provider in lasers and semiconductors, rose amid positive artificial intelligence capex datapoints.

  Health care and communication services holdings detracted. Overweight exposure to consumer discretionary stocks also detracted. Vaxcyte, a leader in novel vaccine chemistry, detracted from performance as mixed data on several of its trials coupled with uncertainty around federal funding and regulation of the vaccine industry caused shares to underperform. We exited our position in pursuit of better risk-reward opportunities elsewhere.

  Marvell, a fabless chip designer, fell amid a lack of commentary from management about the company's growth trajectory for next year and its next-gen chip for Amazon, a large customer.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	S&P 500 Index
11/16	$1,000,000	$1,000,000
11/16	$992,552	$1,000,000
12/16	$1,001,730	$1,019,766
01/17	$1,025,042	$1,039,107
02/17	$1,054,713	$1,080,366
03/17	$1,062,484	$1,081,625
04/17	$1,082,264	$1,092,734
05/17	$1,089,328	$1,108,112
06/17	$1,079,438	$1,115,029
07/17	$1,086,502	$1,137,957
08/17	$1,091,457	$1,141,440
09/17	$1,096,402	$1,164,986
10/17	$1,123,953	$1,192,171
11/17	$1,144,440	$1,228,735
12/17	$1,157,203	$1,242,397
01/18	$1,216,798	$1,313,529
02/18	$1,185,869	$1,265,116
03/18	$1,161,729	$1,232,966
04/18	$1,144,378	$1,237,697
05/18	$1,177,570	$1,267,503
06/18	$1,187,377	$1,275,305
07/18	$1,212,271	$1,322,764
08/18	$1,244,808	$1,365,866
09/18	$1,246,349	$1,373,638
10/18	$1,149,290	$1,279,750
11/18	$1,189,346	$1,305,828
12/18	$1,086,833	$1,187,924
01/19	$1,172,635	$1,283,119
02/19	$1,224,790	$1,324,318
03/19	$1,257,596	$1,350,052
04/19	$1,295,451	$1,404,715
05/19	$1,225,631	$1,315,449
06/19	$1,322,369	$1,408,156
07/19	$1,367,794	$1,428,394
08/19	$1,354,335	$1,405,769
09/19	$1,366,953	$1,432,071
10/19	$1,361,064	$1,463,089
11/19	$1,387,142	$1,516,198
12/19	$1,432,332	$1,561,960
01/20	$1,458,621	$1,561,351
02/20	$1,328,872	$1,432,820
03/20	$1,139,760	$1,255,853
04/20	$1,265,269	$1,416,840
05/20	$1,331,416	$1,484,325
06/20	$1,326,328	$1,513,844
07/20	$1,367,033	$1,599,209
08/20	$1,435,726	$1,714,162
09/20	$1,416,221	$1,649,029
10/20	$1,390,780	$1,605,181
11/20	$1,528,162	$1,780,891
12/20	$1,559,742	$1,849,363
01/21	$1,535,600	$1,830,692
02/21	$1,620,959	$1,881,164
03/21	$1,699,421	$1,963,551
04/21	$1,808,059	$2,068,344
05/21	$1,785,642	$2,082,790
06/21	$1,807,197	$2,131,412
07/21	$1,853,757	$2,182,044
08/21	$1,888,587	$2,248,390
09/21	$1,811,858	$2,143,818
10/21	$1,899,922	$2,294,018
11/21	$1,859,814	$2,278,123
12/21	$1,966,253	$2,380,220
01/22	$1,850,826	$2,257,050
02/22	$1,797,092	$2,189,471
03/22	$1,850,826	$2,270,765
04/22	$1,752,314	$2,072,750
05/22	$1,724,452	$2,076,553
06/22	$1,592,108	$1,905,146
07/22	$1,741,368	$2,080,809
08/22	$1,637,244	$1,995,950
09/22	$1,482,040	$1,812,126
10/22	$1,568,264	$1,958,838
11/22	$1,653,474	$2,068,306
12/22	$1,575,212	$1,949,141
01/23	$1,709,206	$2,071,613
02/23	$1,652,232	$2,021,068
03/23	$1,719,756	$2,095,270
04/23	$1,722,922	$2,127,974
05/23	$1,696,545	$2,137,224
06/23	$1,804,162	$2,278,441
07/23	$1,809,437	$2,351,636
08/23	$1,743,124	$2,314,194
09/23	$1,655,554	$2,203,859
10/23	$1,585,734	$2,157,519
11/23	$1,743,124	$2,354,555
12/23	$1,838,806	$2,461,524
01/24	$1,806,919	$2,502,888
02/24	$1,849,435	$2,636,532
03/24	$1,902,580	$2,721,361
04/24	$1,815,423	$2,610,208
05/24	$1,849,435	$2,739,634
06/24	$1,923,838	$2,837,938
07/24	$1,964,228	$2,872,483
08/24	$2,083,272	$2,942,160
09/24	$2,119,410	$3,004,996
10/24	$2,110,907	$2,977,745
11/24	$2,166,178	$3,152,542
12/24	$2,068,044	$3,077,391
01/25	$2,226,363	$3,163,088
02/25	$2,063,096	$3,121,816
03/25	$1,795,933	$2,945,919
04/25	$1,756,353	$2,925,943
05/25	$1,855,302	$3,110,116
06/25	$1,993,832	$3,268,273
07/25	$2,072,991	$3,341,623
08/25	$2,031,762	$3,409,363
09/25	$2,069,693	$3,533,805
10/25	$2,166,993	$3,616,544
11/25	$2,232,959	$3,625,408
12/25	$2,249,451	$3,627,628

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	8.77%	7.60%	9.29%
S&P 500 Index	17.88%	14.42%	15.28%

Performance Inception Date	Nov. 15, 2016
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 35,740,661
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 180,620
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$35,740,661
# of Portfolio Holdings	21
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$180,620

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	42.3%
Consumer Discretionary	27.7%
Financials	10.0%
Communication Services	9.0%
Industrials	5.9%
Health Care	4.3%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Amazon.com, Inc.	8.9%
Advanced Micro Devices, Inc.	8.0%
DigitalOcean Holdings, Inc.	7.9%
Marvell Technology, Inc.	7.8%
Microsoft Corp.	7.2%
First Watch Restaurant Group, Inc.	6.5%
Floor & Decor Holdings, Inc., Class A	4.8%
Zeta Global Holdings Corp., Class A	4.8%
Meta Platforms, Inc., Class A	4.7%
RH	4.6%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .75% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

On January 22, 2026, the Board of Directors of The Lazard Funds, Inc. approved the liquidation of the Portfolio. It is anticipated that the Portfolio’s assets will be distributed to shareholders on or about April 22, 2026.

Material Fund Change Expenses [Text Block]

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from .65% to .60% of the Portfolio’s average daily net assets.  Additionally, effective June 24, 2025, the Investment Manager agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .75% of the average daily net assets of the Portfolio’s R6 Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028365
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Institutional Shares
Trading Symbol	LZUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the communication services sector boosted relative performance.

  Overweight exposure to the health care sector contributed, as did underweight exposure to the consumer staples sector.

  Among the top contributors were diversified financial services provider Goldman Sachs and the semiconductor and infrastructure software products provider Broadcom.

  Stock selection in the industrials sector undercut relative performance.

  Overweight exposure to the real estate sector detracted, as did underweight exposure to the communication services sector.

  Among the top detractors were an underweight exposure to Nvidia and an overweight exposure to Accenture, amid concerns that AI had the potential to disintermediate the technology consulting company’s business.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,417	$9,504
2/16	$9,371	$9,491
3/16	$10,036	$10,135
4/16	$9,973	$10,174
5/16	$10,201	$10,357
6/16	$10,055	$10,384
7/16	$10,547	$10,766
8/16	$10,658	$10,782
9/16	$10,714	$10,784
10/16	$10,405	$10,587
11/16	$10,770	$10,979
12/16	$10,970	$11,196
1/17	$11,196	$11,408
2/17	$11,555	$11,861
3/17	$11,611	$11,875
4/17	$11,753	$11,997
5/17	$11,819	$12,166
6/17	$11,838	$12,242
7/17	$12,036	$12,494
8/17	$12,036	$12,532
9/17	$12,326	$12,790
10/17	$12,510	$13,089
11/17	$12,810	$13,490
12/17	$12,963	$13,640
1/18	$13,714	$14,421
2/18	$13,287	$13,890
3/18	$13,005	$13,537
4/18	$13,016	$13,589
5/18	$13,318	$13,916
6/18	$13,339	$14,002
7/18	$13,892	$14,523
8/18	$14,333	$14,996
9/18	$14,440	$15,081
10/18	$13,501	$14,050
11/18	$13,778	$14,337
12/18	$12,559	$13,042
1/19	$13,431	$14,087
2/19	$13,995	$14,540
3/19	$14,216	$14,822
4/19	$14,756	$15,422
5/19	$13,958	$14,442
6/19	$14,891	$15,460
7/19	$15,198	$15,682
8/19	$15,027	$15,434
9/19	$15,272	$15,723
10/19	$15,505	$16,063
11/19	$16,033	$16,646
12/19	$16,536	$17,149
1/20	$16,798	$17,142
2/20	$15,368	$15,731
3/20	$13,224	$13,788
4/20	$14,956	$15,555
5/20	$15,684	$16,296
6/20	$15,780	$16,620
7/20	$16,550	$17,558
8/20	$17,725	$18,820
9/20	$17,223	$18,105
10/20	$16,818	$17,623
11/20	$18,631	$19,552
12/20	$19,395	$20,304
1/21	$19,033	$20,099
2/21	$19,831	$20,653
3/21	$20,861	$21,558
4/21	$22,195	$22,708
5/21	$22,340	$22,867
6/21	$22,645	$23,401
7/21	$23,356	$23,957
8/21	$23,866	$24,685
9/21	$22,961	$23,537
10/21	$24,504	$25,186
11/21	$23,703	$25,011
12/21	$24,701	$26,132
1/22	$23,318	$24,780
2/22	$22,934	$24,038
3/22	$23,579	$24,931
4/22	$21,873	$22,757
5/22	$21,581	$22,798
6/22	$20,228	$20,917
7/22	$21,981	$22,845
8/22	$20,972	$21,914
9/22	$19,091	$19,895
10/22	$20,525	$21,506
11/22	$21,728	$22,708
12/22	$20,516	$21,400
1/23	$21,653	$22,744
2/23	$20,832	$22,189
3/23	$21,463	$23,004
4/23	$21,779	$23,363
5/23	$21,763	$23,465
6/23	$22,869	$25,015
7/23	$23,453	$25,819
8/23	$22,979	$25,408
9/23	$21,984	$24,196
10/23	$21,574	$23,687
11/23	$23,532	$25,851
12/23	$24,572	$27,025
1/24	$24,812	$27,479
2/24	$25,881	$28,946
3/24	$26,392	$29,878
4/24	$25,450	$28,657
5/24	$26,217	$30,078
6/24	$26,887	$31,158
7/24	$27,654	$31,537
8/24	$27,977	$32,302
9/24	$28,201	$32,992
10/24	$27,625	$32,693
11/24	$28,920	$34,612
12/24	$28,044	$33,787
1/25	$29,184	$34,728
2/25	$28,452	$34,274
3/25	$26,955	$32,343
4/25	$26,563	$32,124
5/25	$27,976	$34,146
6/25	$29,184	$35,882
7/25	$29,728	$36,688
8/25	$30,351	$37,431
9/25	$30,885	$38,798
10/25	$31,471	$39,706
11/25	$32,263	$39,803
12/25	$32,300	$39,828

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	15.18%	10.74%	12.44%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 81,873,286
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 387,263
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$81,873,286
# of Portfolio Holdings	31
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$387,263

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	27.1%
Financials	19.4%
Health Care	13.1%
Industrials	12.2%
Consumer Discretionary	9.6%
Communication Services	6.5%
Real Estate	2.6%
Materials	2.5%
Other (includes short-term investments)	7.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	6.5%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	3.9%
Visa, Inc., A Shares	3.6%
Broadcom, Inc.	3.6%
Waste Management, Inc.	3.3%
Analog Devices, Inc.	3.2%

Material Fund Change [Text Block]
C000028364
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Open Shares
Trading Symbol	LZUOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the communication services sector boosted relative performance.

  Overweight exposure to the health care sector contributed, as did underweight exposure to the consumer staples sector.

  Among the top contributors were diversified financial services provider Goldman Sachs and the semiconductor and infrastructure software products provider Broadcom.

  Stock selection in the industrials sector undercut relative performance.

  Overweight exposure to the real estate sector detracted, as did underweight exposure to the communication services sector.

  Among the top detractors were an underweight exposure to Nvidia and an overweight exposure to Accenture, amid concerns that AI had the potential to disintermediate the technology consulting company’s business.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,419	$9,504
2/16	$9,373	$9,491
3/16	$10,027	$10,135
4/16	$9,964	$10,174
5/16	$10,191	$10,357
6/16	$10,045	$10,384
7/16	$10,527	$10,766
8/16	$10,638	$10,782
9/16	$10,693	$10,784
10/16	$10,377	$10,587
11/16	$10,740	$10,979
12/16	$10,946	$11,196
1/17	$11,161	$11,408
2/17	$11,517	$11,861
3/17	$11,564	$11,875
4/17	$11,705	$11,997
5/17	$11,770	$12,166
6/17	$11,789	$12,242
7/17	$11,977	$12,494
8/17	$11,976	$12,532
9/17	$12,265	$12,790
10/17	$12,448	$13,089
11/17	$12,736	$13,490
12/17	$12,888	$13,640
1/18	$13,632	$14,421
2/18	$13,198	$13,890
3/18	$12,919	$13,537
4/18	$12,930	$13,589
5/18	$13,219	$13,916
6/18	$13,250	$14,002
7/18	$13,787	$14,523
8/18	$14,213	$14,996
9/18	$14,330	$15,081
10/18	$13,389	$14,050
11/18	$13,664	$14,337
12/18	$12,450	$13,042
1/19	$13,310	$14,087
2/19	$13,867	$14,540
3/19	$14,085	$14,822
4/19	$14,606	$15,422
5/19	$13,819	$14,442
6/19	$14,739	$15,460
7/19	$15,042	$15,682
8/19	$14,860	$15,434
9/19	$15,102	$15,723
10/19	$15,320	$16,063
11/19	$15,853	$16,646
12/19	$16,341	$17,149
1/20	$16,597	$17,142
2/20	$15,178	$15,731
3/20	$13,056	$13,788
4/20	$14,759	$15,555
5/20	$15,476	$16,296
6/20	$15,584	$16,620
7/20	$16,327	$17,558
8/20	$17,482	$18,820
9/20	$16,988	$18,105
10/20	$16,591	$17,623
11/20	$18,373	$19,552
12/20	$19,132	$20,304
1/21	$18,762	$20,099
2/21	$19,545	$20,653
3/21	$20,540	$21,558
4/21	$21,863	$22,708
5/21	$22,005	$22,867
6/21	$22,304	$23,401
7/21	$22,987	$23,957
8/21	$23,488	$24,685
9/21	$22,586	$23,537
10/21	$24,113	$25,186
11/21	$23,313	$25,011
12/21	$24,290	$26,132
1/22	$22,922	$24,780
2/22	$22,531	$24,038
3/22	$23,177	$24,931
4/22	$21,494	$22,757
5/22	$21,208	$22,798
6/22	$19,856	$20,917
7/22	$21,584	$22,845
8/22	$20,583	$21,914
9/22	$18,743	$19,895
10/22	$20,131	$21,506
11/22	$21,307	$22,708
12/22	$20,116	$21,400
1/23	$21,241	$22,744
2/23	$20,424	$22,189
3/23	$21,040	$23,004
4/23	$21,348	$23,363
5/23	$21,318	$23,465
6/23	$22,396	$25,015
7/23	$22,966	$25,819
8/23	$22,504	$25,408
9/23	$21,518	$24,196
10/23	$21,117	$23,687
11/23	$23,027	$25,851
12/23	$24,044	$27,025
1/24	$24,277	$27,479
2/24	$25,302	$28,946
3/24	$25,799	$29,878
4/24	$24,867	$28,657
5/24	$25,628	$30,078
6/24	$26,281	$31,158
7/24	$27,026	$31,537
8/24	$27,325	$32,302
9/24	$27,542	$32,992
10/24	$26,982	$32,693
11/24	$28,227	$34,612
12/24	$27,368	$33,787
1/25	$28,474	$34,728
2/25	$27,764	$34,274
3/25	$26,295	$32,343
4/25	$25,883	$32,124
5/25	$27,269	$34,146
6/25	$28,441	$35,882
7/25	$28,969	$36,688
8/25	$29,574	$37,431
9/25	$30,075	$38,798
10/25	$30,643	$39,706
11/25	$31,412	$39,803
12/25	$31,435	$39,828

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	14.86%	10.44%	12.14%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 81,873,286
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 387,263
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$81,873,286
# of Portfolio Holdings	31
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$387,263

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	27.1%
Financials	19.4%
Health Care	13.1%
Industrials	12.2%
Consumer Discretionary	9.6%
Communication Services	6.5%
Real Estate	2.6%
Materials	2.5%
Other (includes short-term investments)	7.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	6.5%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	3.9%
Visa, Inc., A Shares	3.6%
Broadcom, Inc.	3.6%
Waste Management, Inc.	3.3%
Analog Devices, Inc.	3.2%

Material Fund Change [Text Block]
C000134187
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	R6 Shares
Trading Symbol	RLUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the communication services sector boosted relative performance.

  Overweight exposure to the health care sector contributed, as did underweight exposure to the consumer staples sector.

  Among the top contributors were diversified financial services provider Goldman Sachs and the semiconductor and infrastructure software products provider Broadcom.

  Stock selection in the industrials sector undercut relative performance.

  Overweight exposure to the real estate sector detracted, as did underweight exposure to the communication services sector.

  Among the top detractors were an underweight exposure to Nvidia and an overweight exposure to Accenture, amid concerns that AI had the potential to disintermediate the technology consulting company’s business.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	S&P 500 Index
12/15	$1,000,000	$1,000,000
01/16	$942,518	$950,376
02/16	$937,956	$949,094
03/16	$1,003,650	$1,013,479
04/16	$1,000,912	$1,017,408
05/16	$1,020,985	$1,035,678
06/16	$1,006,387	$1,038,362
07/16	$1,055,657	$1,076,645
08/16	$1,066,783	$1,078,157
09/16	$1,072,402	$1,078,361
10/16	$1,041,495	$1,058,690
11/16	$1,078,022	$1,097,899
12/16	$1,098,111	$1,119,600
01/17	$1,120,772	$1,140,834
02/17	$1,157,596	$1,186,132
03/17	$1,162,317	$1,187,515
04/17	$1,176,480	$1,199,711
05/17	$1,184,034	$1,216,595
06/17	$1,184,978	$1,224,189
07/17	$1,204,806	$1,249,362
08/17	$1,204,767	$1,253,186
09/17	$1,233,844	$1,279,037
10/17	$1,252,260	$1,308,883
11/17	$1,282,306	$1,349,026
12/17	$1,297,571	$1,364,026
01/18	$1,372,732	$1,442,122
02/18	$1,329,932	$1,388,970
03/18	$1,301,747	$1,353,672
04/18	$1,303,835	$1,358,866
05/18	$1,333,064	$1,391,590
06/18	$1,336,196	$1,400,155
07/18	$1,391,523	$1,452,261
08/18	$1,434,671	$1,499,583
09/18	$1,446,422	$1,508,115
10/18	$1,351,347	$1,405,036
11/18	$1,379,122	$1,433,667
12/18	$1,256,918	$1,304,220
01/19	$1,344,153	$1,408,735
02/19	$1,401,900	$1,453,967
03/19	$1,424,016	$1,482,220
04/19	$1,476,848	$1,542,235
05/19	$1,398,214	$1,444,229
06/19	$1,491,592	$1,546,013
07/19	$1,522,309	$1,568,233
08/19	$1,503,879	$1,543,392
09/19	$1,529,681	$1,572,269
10/19	$1,551,796	$1,606,324
11/19	$1,604,629	$1,664,632
12/19	$1,656,177	$1,714,874
01/20	$1,682,313	$1,714,205
02/20	$1,537,879	$1,573,092
03/20	$1,323,291	$1,378,799
04/20	$1,496,612	$1,555,547
05/20	$1,569,516	$1,629,638
06/20	$1,580,521	$1,662,047
07/20	$1,656,177	$1,755,770
08/20	$1,773,696	$1,881,976
09/20	$1,723,458	$1,810,467
10/20	$1,684,383	$1,762,327
11/20	$1,865,800	$1,955,238
12/20	$1,942,336	$2,030,413
01/21	$1,906,044	$2,009,914
02/21	$1,985,886	$2,065,328
03/21	$2,087,503	$2,155,781
04/21	$2,221,057	$2,270,833
05/21	$2,237,025	$2,286,693
06/21	$2,267,510	$2,340,075
07/21	$2,338,642	$2,395,664
08/21	$2,389,729	$2,468,505
09/21	$2,299,187	$2,353,696
10/21	$2,453,554	$2,518,600
11/21	$2,371,918	$2,501,149
12/21	$2,473,284	$2,613,240
01/22	$2,334,854	$2,478,013
02/22	$2,294,863	$2,403,818
03/22	$2,361,002	$2,493,070
04/22	$2,190,271	$2,275,670
05/22	$2,161,047	$2,279,845
06/22	$2,024,155	$2,091,658
07/22	$2,201,038	$2,284,518
08/22	$2,100,128	$2,191,351
09/22	$1,911,872	$1,989,531
10/22	$2,053,835	$2,150,606
11/22	$2,175,739	$2,270,790
12/22	$2,052,877	$2,139,960
01/23	$2,168,243	$2,274,422
02/23	$2,086,065	$2,218,928
03/23	$2,149,279	$2,300,395
04/23	$2,180,886	$2,336,300
05/23	$2,177,725	$2,346,455
06/23	$2,288,350	$2,501,498
07/23	$2,346,823	$2,581,859
08/23	$2,299,412	$2,540,751
09/23	$2,201,430	$2,419,614
10/23	$2,160,341	$2,368,738
11/23	$2,356,305	$2,585,064
12/23	$2,458,771	$2,702,505
01/24	$2,484,333	$2,747,918
02/24	$2,591,375	$2,894,645
03/24	$2,640,902	$2,987,779
04/24	$2,546,641	$2,865,744
05/24	$2,624,926	$3,007,841
06/24	$2,692,027	$3,115,769
07/24	$2,768,714	$3,153,695
08/24	$2,801,023	$3,230,194
09/24	$2,823,431	$3,299,181
10/24	$2,765,810	$3,269,262
11/24	$2,895,457	$3,461,172
12/24	$2,807,745	$3,378,664
01/25	$2,921,826	$3,472,751
02/25	$2,848,610	$3,427,438
03/25	$2,698,772	$3,234,321
04/25	$2,657,908	$3,212,390
05/25	$2,800,934	$3,414,593
06/25	$2,921,826	$3,588,234
07/25	$2,976,312	$3,668,764
08/25	$3,038,638	$3,743,136
09/25	$3,092,068	$3,879,761
10/25	$3,150,669	$3,970,600
11/25	$3,229,953	$3,980,332
12/25	$3,233,572	$3,982,769

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	15.17%	10.73%	12.45%
S&P 500 Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 81,873,286
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 387,263
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$81,873,286
# of Portfolio Holdings	31
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$387,263

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	27.1%
Financials	19.4%
Health Care	13.1%
Industrials	12.2%
Consumer Discretionary	9.6%
Communication Services	6.5%
Real Estate	2.6%
Materials	2.5%
Other (includes short-term investments)	7.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
Alphabet, Inc., Class A	6.5%
Amazon.com, Inc.	6.5%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	3.9%
Visa, Inc., A Shares	3.6%
Broadcom, Inc.	3.6%
Waste Management, Inc.	3.3%
Analog Devices, Inc.	3.2%

Material Fund Change [Text Block]
C000028363
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	LZHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and insurance sectors detracted from performance.

  Security selection in the telecommunications sector was a headwind to performance.

  Overweight exposures to the automotive, leisure and energy sectors contributed to relative performance.

  Underweight exposure to distressed issuers also boosted relative performance.

  Security selection in global communications company Viasat and health care provider LifePoint Health helped relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
12/15	$10,000	$10,000	$10,000
1/16	$9,977	$10,110	$9,842
2/16	$10,062	$10,182	$9,888
3/16	$10,299	$10,307	$10,325
4/16	$10,493	$10,377	$10,737
5/16	$10,491	$10,385	$10,815
6/16	$10,577	$10,568	$10,932
7/16	$10,752	$10,655	$11,208
8/16	$10,905	$10,667	$11,458
9/16	$10,925	$10,669	$11,532
10/16	$10,922	$10,598	$11,568
11/16	$10,875	$10,360	$11,522
12/16	$11,009	$10,391	$11,749
1/17	$11,074	$10,428	$11,907
2/17	$11,186	$10,508	$12,092
3/17	$11,161	$10,505	$12,067
4/17	$11,296	$10,592	$12,204
5/17	$11,362	$10,674	$12,313
6/17	$11,358	$10,664	$12,326
7/17	$11,447	$10,718	$12,468
8/17	$11,467	$10,810	$12,465
9/17	$11,534	$10,772	$12,577
10/17	$11,553	$10,785	$12,625
11/17	$11,549	$10,769	$12,591
12/17	$11,568	$10,816	$12,628
1/18	$11,564	$10,712	$12,709
2/18	$11,442	$10,610	$12,591
3/18	$11,390	$10,664	$12,513
4/18	$11,410	$10,593	$12,596
5/18	$11,382	$10,651	$12,594
6/18	$11,402	$10,635	$12,638
7/18	$11,496	$10,657	$12,779
8/18	$11,589	$10,710	$12,871
9/18	$11,634	$10,664	$12,946
10/18	$11,458	$10,575	$12,734
11/18	$11,429	$10,622	$12,619
12/18	$11,252	$10,789	$12,342
1/19	$11,745	$10,937	$12,909
2/19	$11,916	$10,949	$13,127
3/19	$12,037	$11,147	$13,256
4/19	$12,159	$11,163	$13,441
5/19	$12,028	$11,334	$13,270
6/19	$12,328	$11,494	$13,596
7/19	$12,374	$11,528	$13,665
8/19	$12,470	$11,789	$13,718
9/19	$12,516	$11,738	$13,762
10/19	$12,561	$11,776	$13,794
11/19	$12,632	$11,773	$13,832
12/19	$12,754	$11,791	$14,121
1/20	$12,772	$12,003	$14,121
2/20	$12,583	$12,182	$13,902
3/20	$11,505	$11,944	$12,268
4/20	$11,943	$12,184	$12,734
5/20	$12,409	$12,297	$13,316
6/20	$12,402	$12,400	$13,446
7/20	$12,896	$12,618	$14,088
8/20	$12,994	$12,545	$14,227
9/20	$12,851	$12,522	$14,079
10/20	$12,896	$12,478	$14,145
11/20	$13,255	$12,640	$14,711
12/20	$13,386	$12,684	$14,991
1/21	$13,388	$12,604	$15,049
2/21	$13,377	$12,442	$15,101
3/21	$13,393	$12,297	$15,127
4/21	$13,483	$12,400	$15,293
5/21	$13,512	$12,448	$15,337
6/21	$13,636	$12,538	$15,546
7/21	$13,697	$12,664	$15,602
8/21	$13,758	$12,656	$15,687
9/21	$13,729	$12,548	$15,692
10/21	$13,657	$12,538	$15,664
11/21	$13,531	$12,553	$15,504
12/21	$13,768	$12,544	$15,795
1/22	$13,368	$12,269	$15,361
2/22	$13,276	$12,102	$15,223
3/22	$13,120	$11,777	$15,082
4/22	$12,652	$11,338	$14,534
5/22	$12,829	$11,400	$14,570
6/22	$12,074	$11,173	$13,578
7/22	$12,816	$11,453	$14,396
8/22	$12,374	$11,156	$14,051
9/22	$11,894	$10,675	$13,486
10/22	$12,236	$10,558	$13,870
11/22	$12,455	$10,952	$14,130
12/22	$12,376	$10,914	$14,023
1/23	$12,743	$11,253	$14,572
2/23	$12,517	$10,976	$14,383
3/23	$12,791	$11,234	$14,545
4/23	$12,867	$11,303	$14,685
5/23	$12,728	$11,185	$14,546
6/23	$12,834	$11,168	$14,783
7/23	$12,956	$11,179	$14,993
8/23	$12,930	$11,112	$15,036
9/23	$12,723	$10,847	$14,861
10/23	$12,674	$10,684	$14,677
11/23	$13,263	$11,165	$15,345
12/23	$13,694	$11,588	$15,911
1/24	$13,684	$11,560	$15,914
2/24	$13,623	$11,422	$15,961
3/24	$13,779	$11,534	$16,151
4/24	$13,634	$11,264	$15,989
5/24	$13,758	$11,451	$16,171
6/24	$13,927	$11,556	$16,327
7/24	$14,144	$11,818	$16,647
8/24	$14,362	$11,992	$16,912
9/24	$14,518	$12,157	$17,189
10/24	$14,384	$11,881	$17,094
11/24	$14,538	$12,006	$17,290
12/24	$14,422	$11,824	$17,216
1/25	$14,650	$11,896	$17,453
2/25	$14,750	$12,142	$17,567
3/25	$14,616	$12,139	$17,378
4/25	$14,670	$12,182	$17,379
5/25	$14,969	$12,120	$17,671
6/25	$15,245	$12,309	$17,999
7/25	$15,283	$12,291	$18,071
8/25	$15,512	$12,439	$18,291
9/25	$15,626	$12,571	$18,431
10/25	$15,674	$12,654	$18,467
11/25	$15,807	$12,730	$18,559
12/25	$15,931	$12,721	$18,679

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	10.46%	3.54%	4.77%
US Universal Index	7.58%	0.06%	2.44%
ICE BofA US High Yield Index	8.50%	4.50%	6.45%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 126,082,607
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 429,893
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$126,082,607
# of Portfolio Holdings	85
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$429,893

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Consumer Discretionary	19.5%
Communication Services	18.1%
Consumer Staples	17.4%
Energy	15.4%
Industrials	9.0%
Information Technology	5.8%
Materials	4.5%
Financials	3.9%
Utilities	3.2%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Univision Communications, Inc., 9.375%, due 08/01/32	1.7%
Connect Finco SARL/Connect U.S. Finco LLC (United Kingdom), 9.000%, due 09/15/29	1.7%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.7%
DISH Network Corp., 11.750%, due 11/15/27	1.7%
Civitas Resources, Inc., 8.750%, due 07/01/31	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, due 06/15/32	1.6%
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28	1.6%
Terex Corp., 5.000%, due 05/15/29	1.6%
LifePoint Health, Inc., 5.375%, due 01/15/29	1.6%
Boyd Gaming Corp., 4.750%, due 06/15/31	1.5%

Material Fund Change [Text Block]
C000028362
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Open Shares
Trading Symbol	LZHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and insurance sectors detracted from performance.

  Security selection in the telecommunications sector was a headwind to performance.

  Overweight exposures to the automotive, leisure and energy sectors contributed to relative performance.

  Underweight exposure to distressed issuers also boosted relative performance.

  Security selection in global communications company Viasat and health care provider LifePoint Health helped relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US High Yield Index
12/15	$10,000	$10,000	$10,000
1/16	$9,974	$10,110	$9,842
2/16	$10,079	$10,182	$9,888
3/16	$10,290	$10,307	$10,325
4/16	$10,503	$10,377	$10,737
5/16	$10,499	$10,385	$10,815
6/16	$10,560	$10,568	$10,932
7/16	$10,731	$10,655	$11,208
8/16	$10,880	$10,667	$11,458
9/16	$10,920	$10,669	$11,532
10/16	$10,893	$10,598	$11,568
11/16	$10,844	$10,360	$11,522
12/16	$10,974	$10,391	$11,749
1/17	$11,037	$10,428	$11,907
2/17	$11,145	$10,508	$12,092
3/17	$11,141	$10,505	$12,067
4/17	$11,249	$10,592	$12,204
5/17	$11,312	$10,674	$12,313
6/17	$11,329	$10,664	$12,326
7/17	$11,391	$10,718	$12,468
8/17	$11,408	$10,810	$12,465
9/17	$11,471	$10,772	$12,577
10/17	$11,511	$10,785	$12,625
11/17	$11,481	$10,769	$12,591
12/17	$11,497	$10,816	$12,628
1/18	$11,491	$10,712	$12,709
2/18	$11,367	$10,610	$12,591
3/18	$11,313	$10,664	$12,513
4/18	$11,330	$10,593	$12,596
5/18	$11,300	$10,651	$12,594
6/18	$11,317	$10,635	$12,638
7/18	$11,407	$10,657	$12,779
8/18	$11,496	$10,710	$12,871
9/18	$11,538	$10,664	$12,946
10/18	$11,362	$10,575	$12,734
11/18	$11,330	$10,622	$12,619
12/18	$11,178	$10,789	$12,342
1/19	$11,637	$10,937	$12,909
2/19	$11,803	$10,949	$13,127
3/19	$11,920	$11,147	$13,256
4/19	$12,037	$11,163	$13,441
5/19	$11,930	$11,334	$13,270
6/19	$12,198	$11,494	$13,596
7/19	$12,240	$11,528	$13,665
8/19	$12,332	$11,789	$13,718
9/19	$12,400	$11,738	$13,762
10/19	$12,442	$11,776	$13,794
11/19	$12,484	$11,773	$13,832
12/19	$12,602	$11,791	$14,121
1/20	$12,623	$12,003	$14,121
2/20	$12,455	$12,182	$13,902
3/20	$11,366	$11,944	$12,268
4/20	$11,795	$12,184	$12,734
5/20	$12,251	$12,297	$13,316
6/20	$12,241	$12,400	$13,446
7/20	$12,725	$12,618	$14,088
8/20	$12,819	$12,545	$14,227
9/20	$12,702	$12,522	$14,079
10/20	$12,743	$12,478	$14,145
11/20	$13,074	$12,640	$14,711
12/20	$13,206	$12,684	$14,991
1/21	$13,199	$12,604	$15,049
2/21	$13,186	$12,442	$15,101
3/21	$13,199	$12,297	$15,127
4/21	$13,292	$12,400	$15,293
5/21	$13,317	$12,448	$15,337
6/21	$13,436	$12,538	$15,546
7/21	$13,487	$12,664	$15,602
8/21	$13,544	$12,656	$15,687
9/21	$13,512	$12,548	$15,692
10/21	$13,440	$12,538	$15,664
11/21	$13,313	$12,553	$15,504
12/21	$13,543	$12,544	$15,795
1/22	$13,149	$12,269	$15,361
2/22	$13,056	$12,102	$15,223
3/22	$12,901	$11,777	$15,082
4/22	$12,441	$11,338	$14,534
5/22	$12,604	$11,400	$14,570
6/22	$11,864	$11,173	$13,578
7/22	$12,587	$11,453	$14,396
8/22	$12,153	$11,156	$14,051
9/22	$11,674	$10,675	$13,486
10/22	$12,013	$10,558	$13,870
11/22	$12,225	$10,952	$14,130
12/22	$12,145	$10,914	$14,023
1/23	$12,501	$11,253	$14,572
2/23	$12,271	$10,976	$14,383
3/23	$12,543	$11,234	$14,545
4/23	$12,615	$11,303	$14,685
5/23	$12,477	$11,185	$14,546
6/23	$12,578	$11,168	$14,783
7/23	$12,695	$11,179	$14,993
8/23	$12,659	$11,112	$15,036
9/23	$12,462	$10,847	$14,861
10/23	$12,412	$10,684	$14,677
11/23	$12,984	$11,165	$15,345
12/23	$13,402	$11,588	$15,911
1/24	$13,389	$11,560	$15,914
2/24	$13,327	$11,422	$15,961
3/24	$13,484	$11,534	$16,151
4/24	$13,332	$11,264	$15,989
5/24	$13,451	$11,451	$16,171
6/24	$13,613	$11,556	$16,327
7/24	$13,822	$11,818	$16,647
8/24	$14,031	$11,992	$16,912
9/24	$14,180	$12,157	$17,189
10/24	$14,055	$11,881	$17,094
11/24	$14,195	$12,006	$17,290
12/24	$14,078	$11,824	$17,216
1/25	$14,297	$11,896	$17,453
2/25	$14,400	$12,142	$17,567
3/25	$14,260	$12,139	$17,378
4/25	$14,309	$12,182	$17,379
5/25	$14,597	$12,120	$17,671
6/25	$14,862	$12,309	$17,999
7/25	$14,904	$12,291	$18,071
8/25	$15,116	$12,439	$18,291
9/25	$15,231	$12,571	$18,431
10/25	$15,274	$12,654	$18,467
11/25	$15,401	$12,730	$18,559
12/25	$15,510	$12,721	$18,679

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	10.17%	3.27%	4.49%
US Universal Index	7.58%	0.06%	2.44%
ICE BofA US High Yield Index	8.50%	4.50%	6.45%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 126,082,607
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 429,893
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$126,082,607
# of Portfolio Holdings	85
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$429,893

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Consumer Discretionary	19.5%
Communication Services	18.1%
Consumer Staples	17.4%
Energy	15.4%
Industrials	9.0%
Information Technology	5.8%
Materials	4.5%
Financials	3.9%
Utilities	3.2%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Univision Communications, Inc., 9.375%, due 08/01/32	1.7%
Connect Finco SARL/Connect U.S. Finco LLC (United Kingdom), 9.000%, due 09/15/29	1.7%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.7%
DISH Network Corp., 11.750%, due 11/15/27	1.7%
Civitas Resources, Inc., 8.750%, due 07/01/31	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, due 06/15/32	1.6%
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28	1.6%
Terex Corp., 5.000%, due 05/15/29	1.6%
LifePoint Health, Inc., 5.375%, due 01/15/29	1.6%
Boyd Gaming Corp., 4.750%, due 06/15/31	1.5%

Material Fund Change [Text Block]
C000134186
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	R6 Shares
Trading Symbol	RLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to the financial services and insurance sectors detracted from performance.

  Security selection in the telecommunications sector was a headwind to performance.

  Overweight exposures to the automotive, leisure and energy sectors contributed to relative performance.

  Underweight exposure to distressed issuers also boosted relative performance.

  Security selection in global communications company Viasat and health care provider LifePoint Health helped relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$1,000,000	$1,000,000
12/16	$1,013,701	$1,002,971	$1,019,670
01/17	$1,021,846	$1,006,509	$1,033,362
02/17	$1,030,080	$1,014,275	$1,049,488
03/17	$1,029,885	$1,013,935	$1,047,286
04/17	$1,042,310	$1,022,348	$1,059,153
05/17	$1,046,276	$1,030,236	$1,068,613
06/17	$1,048,065	$1,029,363	$1,069,742
07/17	$1,056,266	$1,034,490	$1,082,080
08/17	$1,058,071	$1,043,415	$1,081,800
09/17	$1,064,202	$1,039,743	$1,091,519
10/17	$1,065,986	$1,040,991	$1,095,731
11/17	$1,065,603	$1,039,416	$1,092,791
12/17	$1,065,253	$1,043,998	$1,095,976
01/18	$1,064,884	$1,033,952	$1,103,004
02/18	$1,055,832	$1,024,148	$1,092,720
03/18	$1,051,002	$1,029,313	$1,085,975
04/18	$1,047,542	$1,022,445	$1,093,199
05/18	$1,025,661	$1,028,021	$1,093,034
06/18	$1,028,082	$1,026,530	$1,096,808
07/18	$1,034,920	$1,028,678	$1,109,064
08/18	$1,043,995	$1,033,746	$1,117,096
09/18	$1,046,397	$1,029,317	$1,123,586
10/18	$1,031,141	$1,020,706	$1,105,186
11/18	$1,028,805	$1,025,297	$1,095,158
12/18	$1,039,367	$1,041,338	$1,071,153
01/19	$1,056,950	$1,055,696	$1,120,351
02/19	$1,072,332	$1,056,847	$1,139,268
03/19	$1,083,201	$1,075,931	$1,150,431
04/19	$1,094,175	$1,077,437	$1,166,525
05/19	$1,084,720	$1,093,942	$1,151,698
06/19	$1,109,344	$1,109,415	$1,179,938
07/19	$1,115,710	$1,112,717	$1,185,980
08/19	$1,124,502	$1,137,895	$1,190,607
09/19	$1,128,632	$1,132,965	$1,194,382
10/19	$1,132,731	$1,136,625	$1,197,153
11/19	$1,136,790	$1,136,398	$1,200,422
12/19	$1,150,219	$1,138,092	$1,225,516
01/20	$1,149,561	$1,158,518	$1,225,565
02/20	$1,134,859	$1,175,865	$1,206,568
03/20	$1,035,720	$1,152,896	$1,064,688
04/20	$1,075,137	$1,175,990	$1,105,146
05/20	$1,117,023	$1,186,974	$1,155,695
06/20	$1,118,601	$1,196,878	$1,166,960
07/20	$1,162,650	$1,217,902	$1,222,717
08/20	$1,169,077	$1,210,879	$1,234,749
09/20	$1,158,592	$1,208,697	$1,221,877
10/20	$1,162,661	$1,204,377	$1,227,595
11/20	$1,194,230	$1,220,093	$1,276,732
12/20	$1,206,409	$1,224,306	$1,301,083
01/21	$1,205,981	$1,216,611	$1,306,062
02/21	$1,205,518	$1,200,913	$1,310,607
03/21	$1,206,894	$1,186,937	$1,312,839
04/21	$1,214,902	$1,196,918	$1,327,240
05/21	$1,217,442	$1,201,484	$1,331,071
06/21	$1,228,748	$1,210,243	$1,349,257
07/21	$1,233,564	$1,222,395	$1,354,060
08/21	$1,239,144	$1,221,579	$1,361,445
09/21	$1,236,542	$1,211,147	$1,361,901
10/21	$1,230,219	$1,210,157	$1,359,479
11/21	$1,218,850	$1,211,619	$1,345,547
12/21	$1,240,185	$1,210,802	$1,370,861
01/22	$1,204,424	$1,184,256	$1,333,177
02/22	$1,196,276	$1,168,110	$1,321,207
03/22	$1,182,474	$1,136,771	$1,308,982
04/22	$1,140,465	$1,094,373	$1,261,366
05/22	$1,156,530	$1,100,394	$1,264,524
06/22	$1,088,116	$1,078,405	$1,178,453
07/22	$1,155,474	$1,105,519	$1,249,430
08/22	$1,115,262	$1,076,779	$1,219,509
09/22	$1,072,229	$1,030,388	$1,170,462
10/22	$1,103,702	$1,019,082	$1,203,782
11/22	$1,122,754	$1,057,080	$1,226,316
12/22	$1,116,388	$1,053,490	$1,217,080
01/23	$1,149,420	$1,086,169	$1,264,662
02/23	$1,128,530	$1,059,480	$1,248,297
03/23	$1,153,847	$1,084,335	$1,262,348
04/23	$1,160,675	$1,090,959	$1,274,532
05/23	$1,147,507	$1,079,648	$1,262,431
06/23	$1,157,847	$1,077,970	$1,282,980
07/23	$1,168,825	$1,079,042	$1,301,250
08/23	$1,165,777	$1,072,544	$1,304,963
09/23	$1,147,195	$1,046,969	$1,289,786
10/23	$1,142,767	$1,031,225	$1,273,822
11/23	$1,195,759	$1,077,635	$1,331,758
12/23	$1,235,288	$1,118,525	$1,380,871
01/24	$1,234,356	$1,115,848	$1,381,127
02/24	$1,228,159	$1,102,469	$1,385,217
03/24	$1,242,930	$1,113,294	$1,401,718
04/24	$1,229,849	$1,087,278	$1,387,700
05/24	$1,241,070	$1,105,301	$1,403,446
06/24	$1,256,073	$1,115,405	$1,416,994
07/24	$1,274,947	$1,140,722	$1,444,801
08/24	$1,295,322	$1,157,515	$1,467,782
09/24	$1,309,337	$1,173,391	$1,491,768
10/24	$1,297,311	$1,146,740	$1,483,558
11/24	$1,310,509	$1,158,829	$1,500,547
12/24	$1,300,808	$1,141,328	$1,494,115
01/25	$1,321,336	$1,148,205	$1,514,747
02/25	$1,330,385	$1,171,945	$1,524,594
03/25	$1,318,389	$1,171,665	$1,508,229
04/25	$1,322,492	$1,175,804	$1,508,265
05/25	$1,350,181	$1,169,840	$1,533,629
06/25	$1,374,376	$1,188,066	$1,562,090
07/25	$1,378,533	$1,186,370	$1,568,355
08/25	$1,398,427	$1,200,620	$1,587,455
09/25	$1,409,443	$1,213,341	$1,599,576
10/25	$1,413,719	$1,221,354	$1,602,721
11/25	$1,425,703	$1,228,719	$1,610,690
12/25	$1,436,876	$1,227,869	$1,621,166

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	10.46%	3.56%	4.04%
US Universal Index	7.58%	0.06%	2.01%
ICE BofA US High Yield Index	8.50%	4.50%	5.45%

Performance Inception Date	Nov. 03, 2016
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 126,082,607
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 429,893
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$126,082,607
# of Portfolio Holdings	85
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$429,893

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Consumer Discretionary	19.5%
Communication Services	18.1%
Consumer Staples	17.4%
Energy	15.4%
Industrials	9.0%
Information Technology	5.8%
Materials	4.5%
Financials	3.9%
Utilities	3.2%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Univision Communications, Inc., 9.375%, due 08/01/32	1.7%
Connect Finco SARL/Connect U.S. Finco LLC (United Kingdom), 9.000%, due 09/15/29	1.7%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.7%
DISH Network Corp., 11.750%, due 11/15/27	1.7%
Civitas Resources, Inc., 8.750%, due 07/01/31	1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, due 06/15/32	1.6%
Clear Channel Outdoor Holdings, Inc., 7.750%, due 04/15/28	1.6%
Terex Corp., 5.000%, due 05/15/29	1.6%
LifePoint Health, Inc., 5.375%, due 01/15/29	1.6%
Boyd Gaming Corp., 4.750%, due 06/15/31	1.5%

Material Fund Change [Text Block]
C000096533
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Institutional Shares
Trading Symbol	UMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures and selection within US Corporates and Commercial Mortgage-Backed Securities contributed to relative performance, as those spread sectors outperformed Treasuries.

  Curve positioning hurt relative performance, as the 2-year outperformed, and the portfolio carried an underweight to that part of the curve; and exposures to select US Asset-Backed Securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
12/15	$10,000	$10,000	$10,000
1/16	$10,000	$10,110	$10,061
2/16	$10,002	$10,182	$10,073
3/16	$10,043	$10,307	$10,090
4/16	$10,053	$10,377	$10,094
5/16	$10,054	$10,385	$10,083
6/16	$10,095	$10,568	$10,143
7/16	$10,105	$10,655	$10,138
8/16	$10,096	$10,667	$10,121
9/16	$10,107	$10,669	$10,133
10/16	$10,118	$10,598	$10,126
11/16	$10,089	$10,360	$10,086
12/16	$10,100	$10,391	$10,089
1/17	$10,111	$10,428	$10,101
2/17	$10,124	$10,508	$10,112
3/17	$10,125	$10,505	$10,115
4/17	$10,137	$10,592	$10,129
5/17	$10,148	$10,674	$10,141
6/17	$10,150	$10,664	$10,132
7/17	$10,162	$10,718	$10,154
8/17	$10,184	$10,810	$10,173
9/17	$10,176	$10,772	$10,157
10/17	$10,178	$10,785	$10,150
11/17	$10,160	$10,769	$10,130
12/17	$10,173	$10,816	$10,131
1/18	$10,145	$10,712	$10,102
2/18	$10,138	$10,610	$10,098
3/18	$10,143	$10,664	$10,118
4/18	$10,148	$10,593	$10,102
5/18	$10,165	$10,651	$10,139
6/18	$10,172	$10,635	$10,141
7/18	$10,189	$10,657	$10,140
8/18	$10,217	$10,710	$10,172
9/18	$10,225	$10,664	$10,160
10/18	$10,233	$10,575	$10,176
11/18	$10,253	$10,622	$10,211
12/18	$10,283	$10,789	$10,292
1/19	$10,324	$10,937	$10,319
2/19	$10,333	$10,949	$10,330
3/19	$10,375	$11,147	$10,393
4/19	$10,395	$11,163	$10,414
5/19	$10,436	$11,334	$10,488
6/19	$10,478	$11,494	$10,542
7/19	$10,476	$11,528	$10,530
8/19	$10,517	$11,789	$10,615
9/19	$10,536	$11,738	$10,603
10/19	$10,564	$11,776	$10,638
11/19	$10,569	$11,773	$10,635
12/19	$10,584	$11,791	$10,657
1/20	$10,631	$12,003	$10,715
2/20	$10,687	$12,182	$10,808
3/20	$10,766	$11,944	$10,956
4/20	$10,813	$12,184	$10,961
5/20	$10,838	$12,297	$10,968
6/20	$10,849	$12,400	$10,971
7/20	$10,849	$12,618	$10,982
8/20	$10,847	$12,545	$10,979
9/20	$10,844	$12,522	$10,982
10/20	$10,841	$12,478	$10,978
11/20	$10,848	$12,640	$10,983
12/20	$10,844	$12,684	$10,988
1/21	$10,850	$12,604	$10,989
2/21	$10,845	$12,442	$10,981
3/21	$10,849	$12,297	$10,983
4/21	$10,841	$12,400	$10,988
5/21	$10,843	$12,448	$10,996
6/21	$10,845	$12,538	$10,979
7/21	$10,845	$12,664	$10,997
8/21	$10,834	$12,656	$10,996
9/21	$10,834	$12,548	$10,985
10/21	$10,823	$12,538	$10,952
11/21	$10,823	$12,553	$10,954
12/21	$10,801	$12,544	$10,927
1/22	$10,768	$12,269	$10,855
2/22	$10,739	$12,102	$10,815
3/22	$10,626	$11,777	$10,671
4/22	$10,571	$11,338	$10,620
5/22	$10,628	$11,400	$10,679
6/22	$10,564	$11,173	$10,617
7/22	$10,588	$11,453	$10,653
8/22	$10,535	$11,156	$10,576
9/22	$10,449	$10,675	$10,451
10/22	$10,442	$10,558	$10,441
11/22	$10,492	$10,952	$10,507
12/22	$10,512	$10,914	$10,528
1/23	$10,555	$11,253	$10,600
2/23	$10,531	$10,976	$10,524
3/23	$10,646	$11,234	$10,692
4/23	$10,676	$11,303	$10,719
5/23	$10,660	$11,185	$10,682
6/23	$10,619	$11,168	$10,631
7/23	$10,651	$11,179	$10,668
8/23	$10,685	$11,112	$10,710
9/23	$10,684	$10,847	$10,709
10/23	$10,710	$10,684	$10,746
11/23	$10,840	$11,165	$10,854
12/23	$10,959	$11,588	$10,976
1/24	$11,007	$11,560	$11,018
2/24	$10,961	$11,422	$10,973
3/24	$10,996	$11,534	$11,009
4/24	$10,962	$11,264	$10,973
5/24	$11,033	$11,451	$11,048
6/24	$11,104	$11,556	$11,112
7/24	$11,247	$11,818	$11,239
8/24	$11,356	$11,992	$11,340
9/24	$11,449	$12,157	$11,431
10/24	$11,364	$11,881	$11,364
11/24	$11,410	$12,006	$11,397
12/24	$11,420	$11,824	$11,424
1/25	$11,481	$11,896	$11,474
2/25	$11,552	$12,142	$11,552
3/25	$11,600	$12,139	$11,606
4/25	$11,683	$12,182	$11,697
5/25	$11,670	$12,120	$11,673
6/25	$11,754	$12,309	$11,743
7/25	$11,705	$12,291	$11,737
8/25	$11,802	$12,439	$11,838
9/25	$11,837	$12,571	$11,874
10/25	$11,885	$12,654	$11,914
11/25	$11,932	$12,730	$11,968
12/25	$11,954	$12,721	$12,006

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	4.67%	1.97%	1.80%
US Universal Index	7.58%	0.06%	2.44%
ICE BofAML 1-3 Year US Treasury Index	5.09%	1.79%	1.85%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 32,635,565
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$32,635,565
# of Portfolio Holdings	27
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	56.1%
Financials	19.3%
Consumer Discretionary	6.7%
Mortgage-Backed Securities	4.4%
Industrials	3.6%
Communication Services	3.1%
Other (includes short-term investments)	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.375%, due 09/15/28	24.3%
U.S. Treasury Notes, 3.500%, due 11/15/28	15.2%
U.S. Treasury Notes, 3.625%, due 08/15/28	9.0%
U.S. Treasury Notes, 3.875%, due 03/15/28	4.3%
U.S. Treasury Notes, 3.500%, due 10/15/28	3.4%
Bank of America Corp., 2.551% (SOFR + 1.050%), due 02/04/28	3.2%
Citigroup, Inc., 3.887% (SOFR + 1.825%), due 01/10/28	3.1%
JPMorgan Chase & Co., 4.851% (SOFR + 1.990%), due 07/25/28	2.9%
American Honda Finance Corp., 5.250%, due 07/07/26	2.5%
Goldman Sachs Group, Inc., 4.937% (SOFR + 1.319%), due 04/23/28	2.2%

Material Fund Change [Text Block]
C000096534
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Open Shares
Trading Symbol	UMNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Overweight exposures and selection within US Corporates and Commercial Mortgage-Backed Securities contributed to relative performance, as those spread sectors outperformed Treasuries.

  Curve positioning hurt relative performance, as the 2-year outperformed, and the portfolio carried an underweight to that part of the curve; and exposures to select US Asset-Backed Securities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
12/15	$10,000	$10,000	$10,000
1/16	$10,008	$10,110	$10,061
2/16	$9,997	$10,182	$10,073
3/16	$10,035	$10,307	$10,090
4/16	$10,043	$10,377	$10,094
5/16	$10,051	$10,385	$10,083
6/16	$10,090	$10,568	$10,143
7/16	$10,088	$10,655	$10,138
8/16	$10,086	$10,667	$10,121
9/16	$10,095	$10,669	$10,133
10/16	$10,093	$10,598	$10,126
11/16	$10,061	$10,360	$10,086
12/16	$10,070	$10,391	$10,089
1/17	$10,078	$10,428	$10,101
2/17	$10,099	$10,508	$10,112
3/17	$10,098	$10,505	$10,115
4/17	$10,096	$10,592	$10,129
5/17	$10,105	$10,674	$10,141
6/17	$10,105	$10,664	$10,132
7/17	$10,124	$10,718	$10,154
8/17	$10,144	$10,810	$10,173
9/17	$10,123	$10,772	$10,157
10/17	$10,122	$10,785	$10,150
11/17	$10,102	$10,769	$10,130
12/17	$10,102	$10,816	$10,131
1/18	$10,082	$10,712	$10,102
2/18	$10,073	$10,610	$10,098
3/18	$10,075	$10,664	$10,118
4/18	$10,077	$10,593	$10,102
5/18	$10,091	$10,651	$10,139
6/18	$10,095	$10,635	$10,141
7/18	$10,110	$10,657	$10,140
8/18	$10,125	$10,710	$10,172
9/18	$10,130	$10,664	$10,160
10/18	$10,146	$10,575	$10,176
11/18	$10,153	$10,622	$10,211
12/18	$10,190	$10,789	$10,292
1/19	$10,218	$10,937	$10,319
2/19	$10,235	$10,949	$10,330
3/19	$10,274	$11,147	$10,393
4/19	$10,291	$11,163	$10,414
5/19	$10,330	$11,334	$10,488
6/19	$10,357	$11,494	$10,542
7/19	$10,364	$11,528	$10,530
8/19	$10,402	$11,789	$10,615
9/19	$10,418	$11,738	$10,603
10/19	$10,444	$11,776	$10,638
11/19	$10,446	$11,773	$10,635
12/19	$10,459	$11,791	$10,657
1/20	$10,492	$12,003	$10,715
2/20	$10,557	$12,182	$10,808
3/20	$10,633	$11,944	$10,956
4/20	$10,677	$12,184	$10,961
5/20	$10,688	$12,297	$10,968
6/20	$10,697	$12,400	$10,971
7/20	$10,705	$12,618	$10,982
8/20	$10,702	$12,545	$10,979
9/20	$10,697	$12,522	$10,982
10/20	$10,691	$12,478	$10,978
11/20	$10,696	$12,640	$10,983
12/20	$10,689	$12,684	$10,988
1/21	$10,693	$12,604	$10,989
2/21	$10,686	$12,442	$10,981
3/21	$10,677	$12,297	$10,983
4/21	$10,678	$12,400	$10,988
5/21	$10,678	$12,448	$10,996
6/21	$10,667	$12,538	$10,979
7/21	$10,667	$12,664	$10,997
8/21	$10,667	$12,656	$10,996
9/21	$10,657	$12,548	$10,985
10/21	$10,646	$12,538	$10,952
11/21	$10,646	$12,553	$10,954
12/21	$10,635	$12,544	$10,927
1/22	$10,592	$12,269	$10,855
2/22	$10,573	$12,102	$10,815
3/22	$10,459	$11,777	$10,671
4/22	$10,403	$11,338	$10,620
5/22	$10,457	$11,400	$10,679
6/22	$10,392	$11,173	$10,617
7/22	$10,413	$11,453	$10,653
8/22	$10,359	$11,156	$10,576
9/22	$10,273	$10,675	$10,451
10/22	$10,263	$10,558	$10,441
11/22	$10,310	$10,952	$10,507
12/22	$10,328	$10,914	$10,528
1/23	$10,369	$11,253	$10,600
2/23	$10,343	$10,976	$10,524
3/23	$10,454	$11,234	$10,692
4/23	$10,481	$11,303	$10,719
5/23	$10,452	$11,185	$10,682
6/23	$10,420	$11,168	$10,631
7/23	$10,450	$11,179	$10,668
8/23	$10,481	$11,112	$10,710
9/23	$10,478	$10,847	$10,709
10/23	$10,502	$10,684	$10,746
11/23	$10,627	$11,165	$10,854
12/23	$10,739	$11,588	$10,976
1/24	$10,784	$11,560	$11,018
2/24	$10,736	$11,422	$10,973
3/24	$10,769	$11,534	$11,009
4/24	$10,732	$11,264	$10,973
5/24	$10,811	$11,451	$11,048
6/24	$10,868	$11,556	$11,112
7/24	$11,017	$11,818	$11,239
8/24	$11,109	$11,992	$11,340
9/24	$11,198	$12,157	$11,431
10/24	$11,113	$11,881	$11,364
11/24	$11,155	$12,006	$11,397
12/24	$11,163	$11,824	$11,424
1/25	$11,220	$11,896	$11,474
2/25	$11,299	$12,142	$11,552
3/25	$11,332	$12,139	$11,606
4/25	$11,411	$12,182	$11,697
5/25	$11,408	$12,120	$11,673
6/25	$11,476	$12,309	$11,743
7/25	$11,425	$12,291	$11,737
8/25	$11,518	$12,439	$11,838
9/25	$11,550	$12,571	$11,874
10/25	$11,594	$12,654	$11,914
11/25	$11,637	$12,730	$11,968
12/25	$11,669	$12,721	$12,006

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	4.53%	1.77%	1.56%
US Universal Index	7.58%	0.06%	2.44%
ICE BofAML 1-3 Year US Treasury Index	5.09%	1.79%	1.85%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 32,635,565
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$32,635,565
# of Portfolio Holdings	27
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	56.1%
Financials	19.3%
Consumer Discretionary	6.7%
Mortgage-Backed Securities	4.4%
Industrials	3.6%
Communication Services	3.1%
Other (includes short-term investments)	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.375%, due 09/15/28	24.3%
U.S. Treasury Notes, 3.500%, due 11/15/28	15.2%
U.S. Treasury Notes, 3.625%, due 08/15/28	9.0%
U.S. Treasury Notes, 3.875%, due 03/15/28	4.3%
U.S. Treasury Notes, 3.500%, due 10/15/28	3.4%
Bank of America Corp., 2.551% (SOFR + 1.050%), due 02/04/28	3.2%
Citigroup, Inc., 3.887% (SOFR + 1.825%), due 01/10/28	3.1%
JPMorgan Chase & Co., 4.851% (SOFR + 1.990%), due 07/25/28	2.9%
American Honda Finance Corp., 5.250%, due 07/07/26	2.5%
Goldman Sachs Group, Inc., 4.937% (SOFR + 1.319%), due 04/23/28	2.2%

Material Fund Change [Text Block]
C000028371
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the healthcare sector detracted from relative performance. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. We sold our position in December. Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower-than-expected synergy realization from the company’s large European acquisition completed in 2024.

  Overweight exposure and stock selection in the consumer discretionary sector also detracted.

  Stock selection in the information technology sector contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid quarterly results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting broadly solid quarterly results and amid encouraging artificial intelligence capex momentum.

  Stock selection in the consumer staples sector also helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,207	$9,436	$9,121
2/16	$9,331	$9,433	$9,120
3/16	$10,008	$10,097	$9,848
4/16	$10,023	$10,159	$10,003
5/16	$10,148	$10,341	$10,228
6/16	$10,000	$10,362	$10,222
7/16	$10,505	$10,774	$10,832
8/16	$10,628	$10,801	$11,023
9/16	$10,580	$10,818	$11,146
10/16	$10,374	$10,584	$10,616
11/16	$11,270	$11,058	$11,800
12/16	$11,620	$11,274	$12,131
1/17	$11,588	$11,486	$12,179
2/17	$11,837	$11,913	$12,414
3/17	$11,773	$11,921	$12,430
4/17	$11,749	$12,047	$12,566
5/17	$11,901	$12,171	$12,311
6/17	$12,134	$12,280	$12,736
7/17	$12,158	$12,512	$12,831
8/17	$12,055	$12,536	$12,668
9/17	$12,653	$12,842	$13,458
10/17	$12,842	$13,122	$13,573
11/17	$13,203	$13,521	$13,964
12/17	$13,271	$13,656	$13,908
1/18	$13,569	$14,375	$14,271
2/18	$12,999	$13,846	$13,718
3/18	$13,108	$13,568	$13,896
4/18	$13,334	$13,619	$14,016
5/18	$13,714	$14,004	$14,867
6/18	$13,823	$14,095	$14,973
7/18	$14,167	$14,563	$15,234
8/18	$14,524	$15,074	$15,891
9/18	$14,276	$15,099	$15,509
10/18	$12,618	$13,988	$13,824
11/18	$12,995	$14,268	$14,044
12/18	$11,510	$12,940	$12,376
1/19	$12,690	$14,050	$13,768
2/19	$13,242	$14,545	$14,484
3/19	$13,168	$14,757	$14,181
4/19	$13,827	$15,346	$14,662
5/19	$12,998	$14,353	$13,522
6/19	$13,986	$15,361	$14,478
7/19	$14,114	$15,590	$14,561
8/19	$13,721	$15,272	$13,842
9/19	$14,231	$15,540	$14,130
10/19	$14,528	$15,874	$14,502
11/19	$14,677	$16,478	$15,099
12/19	$14,963	$16,954	$15,535
1/20	$14,667	$16,935	$15,037
2/20	$13,493	$15,549	$13,771
3/20	$10,301	$13,410	$10,779
4/20	$11,727	$15,187	$12,259
5/20	$12,473	$15,999	$13,057
6/20	$12,440	$16,364	$13,519
7/20	$13,010	$17,294	$13,893
8/20	$13,375	$18,546	$14,676
9/20	$12,878	$17,871	$14,185
10/20	$13,154	$17,485	$14,482
11/20	$15,009	$19,613	$17,152
12/20	$15,926	$20,495	$18,635
1/21	$16,125	$20,404	$19,573
2/21	$17,307	$21,042	$20,793
3/21	$17,870	$21,796	$21,002
4/21	$18,742	$22,919	$21,443
5/21	$18,776	$23,024	$21,487
6/21	$18,632	$23,592	$21,903
7/21	$18,312	$23,991	$21,113
8/21	$18,592	$24,675	$21,585
9/21	$18,072	$23,568	$20,948
10/21	$18,891	$25,162	$21,839
11/21	$18,061	$24,779	$20,929
12/21	$19,097	$25,754	$21,397
1/22	$18,089	$24,239	$19,337
2/22	$18,229	$23,628	$19,543
3/22	$18,166	$24,395	$19,787
4/22	$17,107	$22,206	$17,826
5/22	$17,069	$22,176	$17,853
6/22	$15,410	$20,321	$16,384
7/22	$16,966	$22,227	$18,095
8/22	$16,268	$21,398	$17,725
9/22	$14,863	$19,413	$16,026
10/22	$16,374	$21,005	$17,790
11/22	$17,157	$22,102	$18,206
12/22	$16,189	$20,808	$17,024
1/23	$17,475	$22,241	$18,683
2/23	$17,064	$21,721	$18,368
3/23	$16,481	$22,302	$17,490
4/23	$16,123	$22,539	$17,176
5/23	$15,606	$22,627	$17,017
6/23	$16,759	$24,172	$18,401
7/23	$17,581	$25,039	$19,526
8/23	$16,899	$24,555	$18,549
9/23	$16,157	$23,386	$17,457
10/23	$15,307	$22,766	$16,267
11/23	$16,400	$24,889	$17,739
12/23	$17,819	$26,209	$19,906
1/24	$17,446	$26,499	$19,132
2/24	$18,335	$27,934	$20,214
3/24	$19,053	$28,835	$20,937
4/24	$17,919	$27,566	$19,464
5/24	$18,737	$28,868	$20,440
6/24	$18,378	$29,762	$20,251
7/24	$19,397	$30,315	$22,309
8/24	$19,731	$30,975	$21,975
9/24	$20,000	$31,616	$22,129
10/24	$19,552	$31,384	$21,809
11/24	$21,239	$33,471	$24,202
12/24	$19,817	$32,448	$22,203
1/25	$20,894	$33,473	$22,785
2/25	$19,485	$32,831	$21,566
3/25	$17,895	$30,916	$20,098
4/25	$17,331	$30,709	$19,634
5/25	$17,663	$32,655	$20,682
6/25	$18,458	$34,314	$21,807
7/25	$18,690	$35,070	$22,185
8/25	$19,601	$35,882	$23,770
9/25	$19,550	$37,120	$24,509
10/25	$19,773	$37,915	$24,953
11/25	$20,220	$38,020	$25,193
12/25	$20,303	$38,012	$25,046

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	2.46%	4.98%	7.34%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 33,059,623
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 149,109
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,059,623
# of Portfolio Holdings	71
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$149,109

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.4%
Information Technology	18.5%
Financials	17.8%
Health Care	16.8%
Consumer Discretionary	11.2%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.3%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.3%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.1%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Material Fund Change [Text Block]
C000028370
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the healthcare sector detracted from relative performance. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. We sold our position in December. Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower-than-expected synergy realization from the company’s large European acquisition completed in 2024.

  Overweight exposure and stock selection in the consumer discretionary sector also detracted.

  Stock selection in the information technology sector contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid quarterly results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting broadly solid quarterly results and amid encouraging artificial intelligence capex momentum.

  Stock selection in the consumer staples sector also helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	Russell 3000 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,211	$9,436	$9,121
2/16	$9,326	$9,433	$9,120
3/16	$10,000	$10,097	$9,848
4/16	$10,008	$10,159	$10,003
5/16	$10,132	$10,341	$10,228
6/16	$9,984	$10,362	$10,222
7/16	$10,485	$10,774	$10,832
8/16	$10,606	$10,801	$11,023
9/16	$10,564	$10,818	$11,146
10/16	$10,355	$10,584	$10,616
11/16	$11,236	$11,058	$11,800
12/16	$11,592	$11,274	$12,131
1/17	$11,559	$11,486	$12,179
2/17	$11,796	$11,913	$12,414
3/17	$11,737	$11,921	$12,430
4/17	$11,703	$12,047	$12,566
5/17	$11,855	$12,171	$12,311
6/17	$12,084	$12,280	$12,736
7/17	$12,101	$12,512	$12,831
8/17	$12,001	$12,536	$12,668
9/17	$12,591	$12,842	$13,458
10/17	$12,773	$13,122	$13,573
11/17	$13,137	$13,521	$13,964
12/17	$13,195	$13,656	$13,908
1/18	$13,483	$14,375	$14,271
2/18	$12,916	$13,846	$13,718
3/18	$13,022	$13,568	$13,896
4/18	$13,253	$13,619	$14,016
5/18	$13,618	$14,004	$14,867
6/18	$13,724	$14,095	$14,973
7/18	$14,060	$14,563	$15,234
8/18	$14,410	$15,074	$15,891
9/18	$14,156	$15,099	$15,509
10/18	$12,511	$13,988	$13,824
11/18	$12,883	$14,268	$14,044
12/18	$11,414	$12,940	$12,376
1/19	$12,575	$14,050	$13,768
2/19	$13,121	$14,545	$14,484
3/19	$13,042	$14,757	$14,181
4/19	$13,690	$15,346	$14,662
5/19	$12,871	$14,353	$13,522
6/19	$13,850	$15,361	$14,478
7/19	$13,964	$15,590	$14,561
8/19	$13,577	$15,272	$13,842
9/19	$14,077	$15,540	$14,130
10/19	$14,373	$15,874	$14,502
11/19	$14,510	$16,478	$15,099
12/19	$14,783	$16,954	$15,535
1/20	$14,489	$16,935	$15,037
2/20	$13,326	$15,549	$13,771
3/20	$10,176	$13,410	$10,779
4/20	$11,575	$15,187	$12,259
5/20	$12,303	$15,999	$13,057
6/20	$12,268	$16,364	$13,519
7/20	$12,832	$17,294	$13,893
8/20	$13,187	$18,546	$14,676
9/20	$12,690	$17,871	$14,185
10/20	$12,962	$17,485	$14,482
11/20	$14,785	$19,613	$17,152
12/20	$15,685	$20,495	$18,635
1/21	$15,874	$20,404	$19,573
2/21	$17,035	$21,042	$20,793
3/21	$17,591	$21,796	$21,002
4/21	$18,443	$22,919	$21,443
5/21	$18,467	$23,024	$21,487
6/21	$18,325	$23,592	$21,903
7/21	$17,993	$23,991	$21,113
8/21	$18,278	$24,675	$21,585
9/21	$17,757	$23,568	$20,948
10/21	$18,562	$25,162	$21,839
11/21	$17,733	$24,779	$20,929
12/21	$18,757	$25,754	$21,397
1/22	$17,761	$24,239	$19,337
2/22	$17,886	$23,628	$19,543
3/22	$17,830	$24,395	$19,787
4/22	$16,779	$22,206	$17,826
5/22	$16,738	$22,176	$17,853
6/22	$15,105	$20,321	$16,384
7/22	$16,641	$22,227	$18,095
8/22	$15,953	$21,398	$17,725
9/22	$14,567	$19,413	$16,026
10/22	$16,039	$21,005	$17,790
11/22	$16,805	$22,102	$18,206
12/22	$15,852	$20,808	$17,024
1/23	$17,108	$22,241	$18,683
2/23	$16,704	$21,721	$18,368
3/23	$16,127	$22,302	$17,490
4/23	$15,780	$22,539	$17,176
5/23	$15,275	$22,627	$17,017
6/23	$16,386	$24,172	$18,401
7/23	$17,195	$25,039	$19,526
8/23	$16,524	$24,555	$18,549
9/23	$15,788	$23,386	$17,457
10/23	$14,963	$22,766	$16,267
11/23	$16,024	$24,889	$17,739
12/23	$17,410	$26,209	$19,906
1/24	$17,031	$26,499	$19,132
2/24	$17,915	$27,934	$20,214
3/24	$18,608	$28,835	$20,937
4/24	$17,504	$27,566	$19,464
5/24	$18,277	$28,868	$20,440
6/24	$17,930	$29,762	$20,251
7/24	$18,924	$30,315	$22,309
8/24	$19,259	$30,975	$21,975
9/24	$19,507	$31,616	$22,129
10/24	$19,061	$31,384	$21,809
11/24	$20,712	$33,471	$24,202
12/24	$19,302	$32,448	$22,203
1/25	$20,361	$33,473	$22,785
2/25	$18,968	$32,831	$21,566
3/25	$17,426	$30,916	$20,098
4/25	$16,887	$30,709	$19,634
5/25	$17,184	$32,655	$20,682
6/25	$17,964	$34,314	$21,807
7/25	$18,187	$35,070	$22,185
8/25	$19,079	$35,882	$23,770
9/25	$19,021	$37,120	$24,509
10/25	$19,215	$37,915	$24,953
11/25	$19,661	$38,020	$25,193
12/25	$19,738	$38,012	$25,046

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	2.26%	4.70%	7.04%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 33,059,623
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 149,109
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,059,623
# of Portfolio Holdings	71
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$149,109

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.4%
Information Technology	18.5%
Financials	17.8%
Health Care	16.8%
Consumer Discretionary	11.2%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.3%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.3%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.1%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Material Fund Change [Text Block]
C000134190
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	R6 Shares
Trading Symbol	RLSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the healthcare sector detracted from relative performance. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. We sold our position in December. Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower-than-expected synergy realization from the company’s large European acquisition completed in 2024.

  Overweight exposure and stock selection in the consumer discretionary sector also detracted.

  Stock selection in the information technology sector contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid quarterly results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting broadly solid quarterly results and amid encouraging artificial intelligence capex momentum.

  Stock selection in the consumer staples sector also helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	Russell 3000 Index	Russell 2000 Index
01/20	$1,000,000	$1,000,000	$1,000,000
01/20	$981,645	$1,000,000	$1,000,000
02/20	$903,084	$918,130	$915,820
03/20	$689,427	$791,869	$716,840
04/20	$784,875	$896,744	$815,298
05/20	$834,068	$944,702	$868,349
06/20	$831,865	$966,299	$899,043
07/20	$870,044	$1,021,166	$923,928
08/20	$894,438	$1,095,143	$975,985
09/20	$861,913	$1,055,268	$943,384
10/20	$880,393	$1,032,495	$963,139
11/20	$1,004,579	$1,158,101	$1,140,669
12/20	$1,065,934	$1,210,202	$1,239,337
01/21	$1,079,240	$1,204,819	$1,301,703
02/21	$1,158,335	$1,242,482	$1,382,825
03/21	$1,196,034	$1,287,016	$1,396,714
04/21	$1,254,431	$1,353,360	$1,426,044
05/21	$1,256,649	$1,359,538	$1,428,984
06/21	$1,247,039	$1,393,063	$1,456,670
07/21	$1,224,863	$1,416,621	$1,404,071
08/21	$1,244,871	$1,457,020	$1,435,478
09/21	$1,209,324	$1,391,646	$1,393,153
10/21	$1,264,125	$1,485,756	$1,452,417
11/21	$1,208,584	$1,463,140	$1,391,895
12/21	$1,278,638	$1,520,757	$1,422,988
01/22	$1,210,353	$1,431,281	$1,285,992
02/22	$1,220,596	$1,395,229	$1,299,719
03/22	$1,216,328	$1,440,485	$1,315,896
04/22	$1,146,336	$1,311,212	$1,185,478
05/22	$1,143,775	$1,309,454	$1,187,270
06/22	$1,034,519	$1,199,907	$1,089,625
07/22	$1,137,800	$1,312,480	$1,203,385
08/22	$1,092,011	$1,263,499	$1,178,761
09/22	$999,753	$1,146,336	$1,065,793
10/22	$1,098,220	$1,240,342	$1,183,126
11/22	$1,150,559	$1,305,083	$1,210,761
12/22	$1,086,718	$1,228,666	$1,132,179
01/23	$1,170,994	$1,313,288	$1,242,529
02/23	$1,143,493	$1,282,593	$1,221,541
03/23	$1,104,460	$1,316,888	$1,163,176
04/23	$1,080,508	$1,330,919	$1,142,264
05/23	$1,045,910	$1,336,097	$1,131,713
06/23	$1,123,977	$1,427,333	$1,223,723
07/23	$1,178,978	$1,478,498	$1,298,558
08/23	$1,133,346	$1,449,958	$1,233,593
09/23	$1,083,677	$1,380,890	$1,160,969
10/23	$1,026,784	$1,344,285	$1,081,792
11/23	$1,099,933	$1,469,637	$1,179,705
12/23	$1,194,855	$1,547,589	$1,323,845
01/24	$1,169,902	$1,564,741	$1,272,356
02/24	$1,230,365	$1,649,441	$1,344,297
03/24	$1,278,351	$1,702,647	$1,392,422
04/24	$1,202,533	$1,627,728	$1,294,419
05/24	$1,257,237	$1,704,633	$1,359,357
06/24	$1,233,244	$1,757,404	$1,346,782
07/24	$1,301,384	$1,790,073	$1,483,614
08/24	$1,324,670	$1,829,040	$1,461,452
09/24	$1,342,652	$1,866,876	$1,471,666
10/24	$1,312,682	$1,853,166	$1,450,410
11/24	$1,425,569	$1,976,446	$1,609,511
12/24	$1,330,411	$1,916,036	$1,476,589
01/25	$1,403,523	$1,976,522	$1,515,304
02/25	$1,307,148	$1,938,644	$1,434,251
03/25	$1,200,804	$1,825,562	$1,336,623
04/25	$1,164,248	$1,813,314	$1,305,744
05/25	$1,185,295	$1,928,253	$1,375,472
06/25	$1,238,467	$2,026,213	$1,450,231
07/25	$1,255,084	$2,070,836	$1,475,388
08/25	$1,316,023	$2,118,759	$1,580,801
09/25	$1,312,575	$2,191,880	$1,629,985
10/25	$1,327,517	$2,238,857	$1,659,473
11/25	$1,357,400	$2,245,005	$1,675,415
12/25	$1,363,605	$2,244,548	$1,665,694

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 1/8/20
R6 Shares	2.50%	5.05%	5.32%
Russell 3000 Index	17.15%	13.15%	14.31%
Russell 2000 Index	12.81%	6.09%	8.36%

Performance Inception Date	Jan. 08, 2020
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 33,059,623
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 149,109
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,059,623
# of Portfolio Holdings	71
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$149,109

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.4%
Information Technology	18.5%
Financials	17.8%
Health Care	16.8%
Consumer Discretionary	11.2%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.3%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.3%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.1%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Material Fund Change [Text Block]
C000069022
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in China.

  Higher-than-benchmark exposure to the information technology sector and to Hungary contributed, as did lower-than-benchmark exposures to the real estate sector and to India.

  Among the top contributors were chipmakers Taiwan Semiconductor Manufacturing Company and Samsung Electronics.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Indonesia.

  Higher-than-benchmark exposure to the consumer discretionary and to Indonesia detracted, as did lower-than-benchmark exposure to the materials sector and to Korea.

  Among the top detractors were power equipment manufacturer Techtronic Industries and industrial automation provider Hiwin.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,347	$9,351
2/16	$9,281	$9,336
3/16	$10,553	$10,571
4/16	$10,940	$10,629
5/16	$10,564	$10,232
6/16	$10,996	$10,641
7/16	$11,383	$11,177
8/16	$11,683	$11,455
9/16	$12,070	$11,602
10/16	$11,982	$11,630
11/16	$11,572	$11,094
12/16	$11,481	$11,119
1/17	$12,218	$11,727
2/17	$12,419	$12,086
3/17	$13,022	$12,391
4/17	$13,435	$12,662
5/17	$13,659	$13,037
6/17	$13,703	$13,168
7/17	$14,519	$13,953
8/17	$15,055	$14,264
9/17	$15,211	$14,208
10/17	$15,602	$14,706
11/17	$15,691	$14,735
12/17	$16,205	$15,264
1/18	$17,145	$16,536
2/18	$16,507	$15,774
3/18	$16,306	$15,480
4/18	$15,948	$15,412
5/18	$15,522	$14,866
6/18	$14,739	$14,248
7/18	$15,108	$14,561
8/18	$14,268	$14,167
9/18	$14,110	$14,092
10/18	$12,960	$12,865
11/18	$13,468	$13,395
12/18	$12,870	$13,040
1/19	$14,223	$14,182
2/19	$14,482	$14,214
3/19	$14,797	$14,333
4/19	$15,113	$14,635
5/19	$13,964	$13,573
6/19	$15,034	$14,420
7/19	$14,730	$14,244
8/19	$14,135	$13,549
9/19	$14,565	$13,808
10/19	$15,300	$14,390
11/19	$15,379	$14,370
12/19	$16,496	$15,443
1/20	$15,634	$14,723
2/20	$14,818	$13,946
3/20	$11,768	$11,798
4/20	$13,140	$12,879
5/20	$13,469	$12,978
6/20	$14,648	$13,932
7/20	$15,850	$15,176
8/20	$16,353	$15,512
9/20	$16,160	$15,263
10/20	$16,546	$15,578
11/20	$18,241	$17,018
12/20	$19,685	$18,269
1/21	$20,094	$18,829
2/21	$20,697	$18,974
3/21	$20,163	$18,687
4/21	$20,276	$19,152
5/21	$20,435	$19,596
6/21	$20,208	$19,630
7/21	$18,764	$18,309
8/21	$18,934	$18,788
9/21	$17,863	$18,042
10/21	$18,205	$18,220
11/21	$17,338	$17,477
12/21	$17,688	$17,805
1/22	$17,482	$17,468
2/22	$16,540	$16,946
3/22	$16,115	$16,563
4/22	$15,058	$15,642
5/22	$15,483	$15,711
6/22	$14,369	$14,667
7/22	$14,300	$14,631
8/22	$14,082	$14,692
9/22	$12,382	$12,969
10/22	$11,899	$12,567
11/22	$13,921	$14,431
12/22	$13,689	$14,228
1/23	$15,067	$15,351
2/23	$14,071	$14,356
3/23	$14,627	$14,791
4/23	$14,268	$14,623
5/23	$13,897	$14,377
6/23	$14,604	$14,923
7/23	$15,530	$15,852
8/23	$14,430	$14,876
9/23	$13,978	$14,487
10/23	$13,284	$13,924
11/23	$14,337	$15,038
12/23	$15,009	$15,626
1/24	$14,215	$14,901
2/24	$14,973	$15,609
3/24	$15,648	$15,996
4/24	$15,234	$16,068
5/24	$15,388	$16,159
6/24	$15,838	$16,796
7/24	$15,755	$16,846
8/24	$16,181	$17,118
9/24	$17,070	$18,261
10/24	$16,525	$17,449
11/24	$16,169	$16,822
12/24	$16,017	$16,799
1/25	$16,280	$17,099
2/25	$16,447	$17,182
3/25	$16,125	$17,291
4/25	$16,304	$17,518
5/25	$17,056	$18,265
6/25	$18,000	$19,363
7/25	$18,275	$19,741
8/25	$19,193	$19,994
9/25	$20,544	$21,424
10/25	$21,404	$22,319
11/25	$20,795	$21,786
12/25	$21,408	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	33.66%	1.69%	7.91%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 103,505,219
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 832,475
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$103,505,219
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$832,475

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	40.5%
Financials	19.3%
Consumer Discretionary	14.7%
Industrials	10.3%
Communication Services	6.9%
Other (includes short-term investments)	8.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd.	4.0%
SK Hynix, Inc.	3.6%
HDFC Bank Ltd. ADR	2.7%
ASE Technology Holding Co. Ltd.	2.3%
Capitec Bank Holdings Ltd.	2.0%
Standard Bank Group Ltd.	2.0%
ICICI Bank Ltd. ADR	1.9%

Material Fund Change [Text Block]
C000069023
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LDMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$157	1.35%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in China.

  Higher-than-benchmark exposure to the information technology sector and to Hungary contributed, as did lower-than-benchmark exposures to the real estate sector and to India.

  Among the top contributors were chipmakers Taiwan Semiconductor Manufacturing Company and Samsung Electronics.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Indonesia.

  Higher-than-benchmark exposure to the consumer discretionary and to Indonesia detracted, as did lower-than-benchmark exposure to the materials sector and to Korea.

  Among the top detractors were power equipment manufacturer Techtronic Industries and industrial automation provider Hiwin.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,337	$9,351
2/16	$9,271	$9,336
3/16	$10,541	$10,571
4/16	$10,928	$10,629
5/16	$10,552	$10,232
6/16	$10,972	$10,641
7/16	$11,359	$11,177
8/16	$11,659	$11,455
9/16	$12,035	$11,602
10/16	$11,947	$11,630
11/16	$11,538	$11,094
12/16	$11,431	$11,119
1/17	$12,164	$11,727
2/17	$12,353	$12,086
3/17	$12,954	$12,391
4/17	$13,354	$12,662
5/17	$13,577	$13,037
6/17	$13,610	$13,168
7/17	$14,422	$13,953
8/17	$14,955	$14,264
9/17	$15,100	$14,208
10/17	$15,478	$14,706
11/17	$15,567	$14,735
12/17	$16,067	$15,264
1/18	$17,001	$16,536
2/18	$16,368	$15,774
3/18	$16,156	$15,480
4/18	$15,789	$15,412
5/18	$15,367	$14,866
6/18	$14,588	$14,248
7/18	$14,955	$14,561
8/18	$14,109	$14,167
9/18	$13,952	$14,092
10/18	$12,810	$12,865
11/18	$13,314	$13,395
12/18	$12,721	$13,040
1/19	$14,042	$14,182
2/19	$14,311	$14,214
3/19	$14,613	$14,333
4/19	$14,927	$14,635
5/19	$13,784	$13,573
6/19	$14,826	$14,420
7/19	$14,523	$14,244
8/19	$13,937	$13,549
9/19	$14,363	$13,808
10/19	$15,080	$14,390
11/19	$15,158	$14,370
12/19	$16,256	$15,443
1/20	$15,405	$14,723
2/20	$14,587	$13,946
3/20	$11,584	$11,798
4/20	$12,929	$12,879
5/20	$13,254	$12,978
6/20	$14,408	$13,932
7/20	$15,584	$15,176
8/20	$16,081	$15,512
9/20	$15,890	$15,263
10/20	$16,261	$15,578
11/20	$17,924	$17,018
12/20	$19,340	$18,269
1/21	$19,734	$18,829
2/21	$20,329	$18,974
3/21	$19,801	$18,687
4/21	$19,913	$19,152
5/21	$20,060	$19,596
6/21	$19,835	$19,630
7/21	$18,408	$18,309
8/21	$18,565	$18,788
9/21	$17,517	$18,042
10/21	$17,855	$18,220
11/21	$16,999	$17,477
12/21	$17,335	$17,805
1/22	$17,131	$17,468
2/22	$16,203	$16,946
3/22	$15,784	$16,563
4/22	$14,742	$15,642
5/22	$15,150	$15,711
6/22	$14,063	$14,667
7/22	$13,995	$14,631
8/22	$13,780	$14,692
9/22	$12,104	$12,969
10/22	$11,640	$12,567
11/22	$13,610	$14,431
12/22	$13,382	$14,228
1/23	$14,725	$15,351
2/23	$13,746	$14,356
3/23	$14,281	$14,791
4/23	$13,940	$14,623
5/23	$13,575	$14,377
6/23	$14,258	$14,923
7/23	$15,170	$15,852
8/23	$14,088	$14,876
9/23	$13,643	$14,487
10/23	$12,960	$13,924
11/23	$13,985	$15,038
12/23	$14,631	$15,626
1/24	$13,853	$14,901
2/24	$14,596	$15,609
3/24	$15,247	$15,996
4/24	$14,840	$16,068
5/24	$14,992	$16,159
6/24	$15,422	$16,796
7/24	$15,340	$16,846
8/24	$15,747	$17,118
9/24	$16,619	$18,261
10/24	$16,084	$17,449
11/24	$15,735	$16,822
12/24	$15,582	$16,799
1/25	$15,827	$17,099
2/25	$15,991	$17,182
3/25	$15,675	$17,291
4/25	$15,851	$17,518
5/25	$16,575	$18,265
6/25	$17,487	$19,363
7/25	$17,756	$19,741
8/25	$18,632	$19,994
9/25	$19,942	$21,424
10/25	$20,784	$22,319
11/25	$20,187	$21,786
12/25	$20,771	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	33.30%	1.44%	7.58%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 103,505,219
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 832,475
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$103,505,219
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$832,475

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	40.5%
Financials	19.3%
Consumer Discretionary	14.7%
Industrials	10.3%
Communication Services	6.9%
Other (includes short-term investments)	8.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.4%
Samsung Electronics Co. Ltd.	7.2%
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd.	4.0%
SK Hynix, Inc.	3.6%
HDFC Bank Ltd. ADR	2.7%
ASE Technology Holding Co. Ltd.	2.3%
Capitec Bank Holdings Ltd.	2.0%
Standard Bank Group Ltd.	2.0%
ICICI Bank Ltd. ADR	1.9%

Material Fund Change [Text Block]
C000156252
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	LEAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to consumer discretionary and consumer staples sectors and overweight exposure to the materials sector helped. Stock selection in the financials and information technology sectors and in Korea and Taiwan also helped.

  Delta Electronics, a global leader in power and thermal management, surged more than 135% during the year.

  Korea Electric Power South Korea's largest, state-controlled utility, reported a 66% annual profit increase.

  Harmony Gold Mining, the largest producer of gold in South Africa, delivered results above expectations gaining additional support from industry analysts.

  Operating cash and overweight exposure to healthcare detracted. Stock selection in the healthcare and consumer discretionary sectors and in Brazil and China detracted.

  Realtek Semiconductor, a Taiwan-based fabless integrated circuit design house, detracted following strong first-quarter performance.

  Lupin Limited, a Mumbai-based multinational pharmaceutical company, underperformed after an adverse FDA product ruling followed by adverse FDA inspection results.

  International Game Systems, a Taiwan-based developer, manufacturer, and marketer of arcade, mobile, and online games, detracted, as the company saw a meaningful decline in its arcade machine sales.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,504	$9,351
2/16	$9,404	$9,336
3/16	$10,571	$10,571
4/16	$10,558	$10,629
5/16	$10,273	$10,232
6/16	$10,720	$10,641
7/16	$11,154	$11,177
8/16	$11,450	$11,455
9/16	$11,637	$11,602
10/16	$11,624	$11,630
11/16	$11,040	$11,094
12/16	$10,983	$11,119
1/17	$11,702	$11,727
2/17	$12,005	$12,086
3/17	$12,383	$12,391
4/17	$12,711	$12,662
5/17	$13,140	$13,037
6/17	$13,430	$13,168
7/17	$14,262	$13,953
8/17	$14,666	$14,264
9/17	$14,703	$14,208
10/17	$15,082	$14,706
11/17	$15,183	$14,735
12/17	$15,653	$15,264
1/18	$16,942	$16,536
2/18	$16,113	$15,774
3/18	$16,023	$15,480
4/18	$15,692	$15,412
5/18	$15,360	$14,866
6/18	$14,658	$14,248
7/18	$14,888	$14,561
8/18	$14,569	$14,167
9/18	$14,518	$14,092
10/18	$13,178	$12,865
11/18	$13,663	$13,395
12/18	$13,113	$13,040
1/19	$14,447	$14,182
2/19	$14,368	$14,214
3/19	$14,577	$14,333
4/19	$14,826	$14,635
5/19	$13,780	$13,573
6/19	$14,669	$14,420
7/19	$14,407	$14,244
8/19	$13,898	$13,549
9/19	$14,185	$13,808
10/19	$14,721	$14,390
11/19	$14,695	$14,370
12/19	$15,793	$15,443
1/20	$14,953	$14,723
2/20	$14,380	$13,946
3/20	$12,061	$11,798
4/20	$13,048	$12,879
5/20	$13,407	$12,978
6/20	$14,194	$13,932
7/20	$15,660	$15,176
8/20	$16,002	$15,512
9/20	$15,722	$15,263
10/20	$16,055	$15,578
11/20	$17,256	$17,018
12/20	$18,541	$18,269
1/21	$19,227	$18,829
2/21	$19,496	$18,974
3/21	$19,509	$18,687
4/21	$19,993	$19,152
5/21	$20,181	$19,596
6/21	$20,571	$19,630
7/21	$19,294	$18,309
8/21	$19,436	$18,788
9/21	$18,594	$18,042
10/21	$18,906	$18,220
11/21	$18,064	$17,477
12/21	$18,718	$17,805
1/22	$18,515	$17,468
2/22	$17,730	$16,946
3/22	$17,294	$16,563
4/22	$16,262	$15,642
5/22	$16,596	$15,711
6/22	$15,434	$14,667
7/22	$15,376	$14,631
8/22	$15,188	$14,692
9/22	$13,511	$12,969
10/22	$13,146	$12,567
11/22	$15,261	$14,431
12/22	$14,786	$14,228
1/23	$16,153	$15,351
2/23	$15,192	$14,356
3/23	$15,763	$14,791
4/23	$15,597	$14,623
5/23	$15,342	$14,377
6/23	$15,958	$14,923
7/23	$16,845	$15,852
8/23	$15,924	$14,876
9/23	$15,608	$14,487
10/23	$15,067	$13,924
11/23	$16,090	$15,038
12/23	$16,655	$15,626
1/24	$16,257	$14,901
2/24	$17,268	$15,609
3/24	$17,590	$15,996
4/24	$17,605	$16,068
5/24	$17,988	$16,159
6/24	$18,524	$16,796
7/24	$18,509	$16,846
8/24	$18,689	$17,118
9/24	$19,732	$18,261
10/24	$19,011	$17,449
11/24	$18,551	$16,822
12/24	$18,556	$16,799
1/25	$18,913	$17,099
2/25	$18,867	$17,182
3/25	$19,116	$17,291
4/25	$19,287	$17,518
5/25	$20,158	$18,265
6/25	$21,558	$19,363
7/25	$21,791	$19,741
8/25	$22,259	$19,994
9/25	$23,736	$21,424
10/25	$24,592	$22,319
11/25	$24,203	$21,786
12/25	$24,813	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	33.72%	6.00%	9.51%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 683,047,581
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 2,920,669
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$683,047,581
# of Portfolio Holdings	250
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,920,669

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	22.0%
Consumer Discretionary	11.5%
Communication Services	9.3%
Industrials	7.2%
Materials	7.0%
Consumer Staples	3.7%
Energy	3.5%
Health Care	3.2%
Other (includes short-term investments)	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Samsung Electronics Co. Ltd. GDR	4.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.6%
Delta Electronics, Inc.	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
MediaTek, Inc.	1.4%
PDD Holdings, Inc. ADR	0.9%
OTP Bank Nyrt	0.9%

Material Fund Change [Text Block]
C000156253
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	LEAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to consumer discretionary and consumer staples sectors and overweight exposure to the materials sector helped. Stock selection in the financials and information technology sectors and in Korea and Taiwan also helped.

  Delta Electronics, a global leader in power and thermal management, surged more than 135% during the year.

  Korea Electric Power South Korea's largest, state-controlled utility, reported a 66% annual profit increase.

  Harmony Gold Mining, the largest producer of gold in South Africa, delivered results above expectations gaining additional support from industry analysts.

  Operating cash and overweight exposure to healthcare detracted. Stock selection in the healthcare and consumer discretionary sectors and in Brazil and China detracted.

  Realtek Semiconductor, a Taiwan-based fabless integrated circuit design house, detracted following strong first-quarter performance.

  Lupin Limited, a Mumbai-based multinational pharmaceutical company, underperformed after an adverse FDA product ruling followed by adverse FDA inspection results.

  International Game Systems, a Taiwan-based developer, manufacturer, and marketer of arcade, mobile, and online games, detracted, as the company saw a meaningful decline in its arcade machine sales.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,504	$9,351
2/16	$9,404	$9,336
3/16	$10,571	$10,571
4/16	$10,546	$10,629
5/16	$10,261	$10,232
6/16	$10,707	$10,641
7/16	$11,129	$11,177
8/16	$11,425	$11,455
9/16	$11,612	$11,602
10/16	$11,599	$11,630
11/16	$11,016	$11,094
12/16	$10,951	$11,119
1/17	$11,667	$11,727
2/17	$11,969	$12,086
3/17	$12,334	$12,391
4/17	$12,661	$12,662
5/17	$13,088	$13,037
6/17	$13,365	$13,168
7/17	$14,195	$13,953
8/17	$14,597	$14,264
9/17	$14,635	$14,208
10/17	$14,999	$14,706
11/17	$15,100	$14,735
12/17	$15,560	$15,264
1/18	$16,841	$16,536
2/18	$16,004	$15,774
3/18	$15,915	$15,480
4/18	$15,586	$15,412
5/18	$15,256	$14,866
6/18	$14,558	$14,248
7/18	$14,787	$14,561
8/18	$14,457	$14,167
9/18	$14,406	$14,092
10/18	$13,075	$12,865
11/18	$13,557	$13,395
12/18	$13,009	$13,040
1/19	$14,317	$14,182
2/19	$14,240	$14,214
3/19	$14,447	$14,333
4/19	$14,680	$14,635
5/19	$13,644	$13,573
6/19	$14,525	$14,420
7/19	$14,265	$14,244
8/19	$13,747	$13,549
9/19	$14,032	$13,808
10/19	$14,551	$14,390
11/19	$14,538	$14,370
12/19	$15,606	$15,443
1/20	$14,777	$14,723
2/20	$14,210	$13,946
3/20	$11,906	$11,798
4/20	$12,893	$12,879
5/20	$13,236	$12,978
6/20	$14,013	$13,932
7/20	$15,461	$15,176
8/20	$15,786	$15,512
9/20	$15,510	$15,263
10/20	$15,839	$15,578
11/20	$17,012	$17,018
12/20	$18,276	$18,269
1/21	$18,951	$18,829
2/21	$19,203	$18,974
3/21	$19,216	$18,687
4/21	$19,694	$19,152
5/21	$19,866	$19,596
6/21	$20,250	$19,630
7/21	$18,991	$18,309
8/21	$19,131	$18,788
9/21	$18,288	$18,042
10/21	$18,596	$18,220
11/21	$17,765	$17,477
12/21	$18,391	$17,805
1/22	$18,191	$17,468
2/22	$17,405	$16,946
3/22	$16,991	$16,563
4/22	$15,963	$15,642
5/22	$16,292	$15,711
6/22	$15,135	$14,667
7/22	$15,078	$14,631
8/22	$14,894	$14,692
9/22	$13,260	$12,969
10/22	$12,887	$12,567
11/22	$14,966	$14,431
12/22	$14,491	$14,228
1/23	$15,831	$15,351
2/23	$14,888	$14,356
3/23	$15,433	$14,791
4/23	$15,286	$14,623
5/23	$15,021	$14,377
6/23	$15,624	$14,923
7/23	$16,493	$15,852
8/23	$15,577	$14,876
9/23	$15,267	$14,487
10/23	$14,737	$13,924
11/23	$15,739	$15,038
12/23	$16,282	$15,626
1/24	$15,878	$14,901
2/24	$16,866	$15,609
3/24	$17,181	$15,996
4/24	$17,181	$16,068
5/24	$17,555	$16,159
6/24	$18,080	$16,796
7/24	$18,050	$16,846
8/24	$18,225	$17,118
9/24	$19,245	$18,261
10/24	$18,540	$17,449
11/24	$18,090	$16,822
12/24	$18,095	$16,799
1/25	$18,429	$17,099
2/25	$18,368	$17,182
3/25	$18,611	$17,291
4/25	$18,762	$17,518
5/25	$19,612	$18,265
6/25	$20,977	$19,363
7/25	$21,189	$19,741
8/25	$21,661	$19,994
9/25	$23,086	$21,424
10/25	$23,905	$22,319
11/25	$23,526	$21,786
12/25	$24,112	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	33.25%	5.70%	9.20%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 683,047,581
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 2,920,669
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$683,047,581
# of Portfolio Holdings	250
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,920,669

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	22.0%
Consumer Discretionary	11.5%
Communication Services	9.3%
Industrials	7.2%
Materials	7.0%
Consumer Staples	3.7%
Energy	3.5%
Health Care	3.2%
Other (includes short-term investments)	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Samsung Electronics Co. Ltd. GDR	4.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.6%
Delta Electronics, Inc.	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
MediaTek, Inc.	1.4%
PDD Holdings, Inc. ADR	0.9%
OTP Bank Nyrt	0.9%

Material Fund Change [Text Block]
C000156254
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	R6 Shares
Trading Symbol	READX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Underweight exposure to consumer discretionary and consumer staples sectors and overweight exposure to the materials sector helped. Stock selection in the financials and information technology sectors and in Korea and Taiwan also helped.

  Delta Electronics, a global leader in power and thermal management, surged more than 135% during the year.

  Korea Electric Power South Korea's largest, state-controlled utility, reported a 66% annual profit increase.

  Harmony Gold Mining, the largest producer of gold in South Africa, delivered results above expectations gaining additional support from industry analysts.

  Operating cash and overweight exposure to healthcare detracted. Stock selection in the healthcare and consumer discretionary sectors and in Brazil and China detracted.

  Realtek Semiconductor, a Taiwan-based fabless integrated circuit design house, detracted following strong first-quarter performance.

  Lupin Limited, a Mumbai-based multinational pharmaceutical company, underperformed after an adverse FDA product ruling followed by adverse FDA inspection results.

  International Game Systems, a Taiwan-based developer, manufacturer, and marketer of arcade, mobile, and online games, detracted, as the company saw a meaningful decline in its arcade machine sales.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
02/23	$1,000,000	$1,000,000
02/23	$984,421	$1,000,000
03/23	$1,021,422	$1,030,287
04/23	$1,011,685	$1,018,611
05/23	$995,131	$1,001,502
06/23	$1,034,080	$1,039,529
07/23	$1,092,502	$1,104,242
08/23	$1,032,863	$1,036,220
09/23	$1,012,401	$1,009,121
10/23	$977,323	$969,911
11/23	$1,043,582	$1,047,533
12/23	$1,079,789	$1,088,486
01/24	$1,053,962	$1,037,944
02/24	$1,120,517	$1,087,321
03/24	$1,141,378	$1,114,264
04/24	$1,141,378	$1,119,250
05/24	$1,166,212	$1,125,572
06/24	$1,201,973	$1,169,968
07/24	$1,199,987	$1,173,450
08/24	$1,212,639	$1,192,396
09/24	$1,280,284	$1,272,018
10/24	$1,233,530	$1,215,448
11/24	$1,203,686	$1,171,776
12/24	$1,204,501	$1,170,167
01/25	$1,226,695	$1,191,078
02/25	$1,223,669	$1,196,849
03/25	$1,239,809	$1,204,425
04/25	$1,250,906	$1,220,253
05/25	$1,307,399	$1,272,311
06/25	$1,399,199	$1,348,812
07/25	$1,413,322	$1,375,099
08/25	$1,444,665	$1,392,737
09/25	$1,540,505	$1,492,366
10/25	$1,594,982	$1,554,733
11/25	$1,570,770	$1,517,552
12/25	$1,609,608	$1,562,946

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 2/22/23
R6 Shares	33.63%	18.13%
MSCI Emerging Markets Index	33.57%	16.17%

Performance Inception Date	Feb. 22, 2023
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 683,047,581
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 2,920,669
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$683,047,581
# of Portfolio Holdings	250
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,920,669

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.3%
Financials	22.0%
Consumer Discretionary	11.5%
Communication Services	9.3%
Industrials	7.2%
Materials	7.0%
Consumer Staples	3.7%
Energy	3.5%
Health Care	3.2%
Other (includes short-term investments)	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Samsung Electronics Co. Ltd. GDR	4.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.6%
Delta Electronics, Inc.	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
MediaTek, Inc.	1.4%
PDD Holdings, Inc. ADR	0.9%
OTP Bank Nyrt	0.9%

Material Fund Change [Text Block]
C000028361
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$129	1.07%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector boosted relative performance, as did stock selection in Taiwan.

  Higher-than-benchmark exposure to the materials sector and to South Africa contributed, as did lower-than-benchmark exposure to the real estate sector and to India.

  Among the top contributors were chipmakers SK Hynix and Taiwan Semiconductor Manufacturing Company.

  Stock selection in the materials sector undercut relative performance, as did stock selection in Brazil.

  Higher-than-benchmark exposure to the consumer staples sector and to Indonesia detracted, as did lower-than-benchmark exposure to the information technology sector and to Taiwan.

  Among the top detractors were information technology services provider Tata Consultancy and drugmaker Sinopharm.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,725	$9,351
2/16	$9,539	$9,336
3/16	$10,871	$10,571
4/16	$11,198	$10,629
5/16	$10,774	$10,232
6/16	$11,391	$10,641
7/16	$11,927	$11,177
8/16	$12,100	$11,455
9/16	$12,399	$11,602
10/16	$12,474	$11,630
11/16	$11,778	$11,094
12/16	$12,052	$11,119
1/17	$12,648	$11,727
2/17	$12,995	$12,086
3/17	$13,305	$12,391
4/17	$13,547	$12,662
5/17	$13,660	$13,037
6/17	$13,592	$13,168
7/17	$14,332	$13,953
8/17	$14,632	$14,264
9/17	$14,518	$14,208
10/17	$14,859	$14,706
11/17	$14,821	$14,735
12/17	$15,428	$15,264
1/18	$16,692	$16,536
2/18	$15,952	$15,774
3/18	$15,744	$15,480
4/18	$15,274	$15,412
5/18	$14,249	$14,866
6/18	$13,602	$14,248
7/18	$14,010	$14,561
8/18	$13,264	$14,167
9/18	$13,380	$14,092
10/18	$12,684	$12,865
11/18	$13,101	$13,395
12/18	$12,637	$13,040
1/19	$14,101	$14,182
2/19	$13,668	$14,214
3/19	$13,589	$14,333
4/19	$13,896	$14,635
5/19	$13,275	$13,573
6/19	$13,951	$14,420
7/19	$13,660	$14,244
8/19	$12,944	$13,549
9/19	$13,421	$13,808
10/19	$13,921	$14,390
11/19	$13,913	$14,370
12/19	$14,917	$15,443
1/20	$13,997	$14,723
2/20	$13,045	$13,946
3/20	$10,429	$11,798
4/20	$11,172	$12,879
5/20	$11,390	$12,978
6/20	$11,729	$13,932
7/20	$12,350	$15,176
8/20	$12,225	$15,512
9/20	$12,028	$15,263
10/20	$12,020	$15,578
11/20	$13,731	$17,018
12/20	$14,911	$18,269
1/21	$14,960	$18,829
2/21	$15,250	$18,974
3/21	$15,655	$18,687
4/21	$15,828	$19,152
5/21	$16,622	$19,596
6/21	$16,523	$19,630
7/21	$15,828	$18,309
8/21	$16,245	$18,788
9/21	$15,765	$18,042
10/21	$15,799	$18,220
11/21	$15,109	$17,477
12/21	$15,714	$17,805
1/22	$16,034	$17,468
2/22	$15,332	$16,946
3/22	$15,080	$16,563
4/22	$14,309	$15,642
5/22	$14,777	$15,711
6/22	$13,346	$14,667
7/22	$13,485	$14,631
8/22	$13,303	$14,692
9/22	$11,907	$12,969
10/22	$12,045	$12,567
11/22	$13,745	$14,431
12/22	$13,378	$14,228
1/23	$14,571	$15,351
2/23	$14,057	$14,356
3/23	$14,434	$14,791
4/23	$14,562	$14,623
5/23	$14,250	$14,377
6/23	$15,150	$14,923
7/23	$15,783	$15,852
8/23	$15,095	$14,876
9/23	$14,957	$14,487
10/23	$14,663	$13,924
11/23	$15,701	$15,038
12/23	$16,373	$15,626
1/24	$15,810	$14,901
2/24	$16,506	$15,609
3/24	$16,773	$15,996
4/24	$16,878	$16,068
5/24	$17,288	$16,159
6/24	$17,727	$16,796
7/24	$17,879	$16,846
8/24	$18,347	$17,118
9/24	$19,405	$18,261
10/24	$18,261	$17,449
11/24	$17,832	$16,822
12/24	$17,616	$16,799
1/25	$18,393	$17,099
2/25	$18,403	$17,182
3/25	$18,707	$17,291
4/25	$19,189	$17,518
5/25	$19,976	$18,265
6/25	$21,204	$19,363
7/25	$21,322	$19,741
8/25	$21,843	$19,994
9/25	$22,620	$21,424
10/25	$23,898	$22,319
11/25	$24,183	$21,786
12/25	$24,898	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	41.33%	10.80%	9.55%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 6,586,531,524
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 45,342,733
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$6,586,531,524
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$45,342,733

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	25.7%
Information Technology	23.0%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.7%
Consumer Staples	6.4%
Energy	5.8%
Materials	5.5%
Health Care	3.2%
Other (includes short-term investments)	5.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.7%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Material Fund Change [Text Block]
C000028360
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$159	1.32%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector boosted relative performance, as did stock selection in Taiwan.

  Higher-than-benchmark exposure to the materials sector and to South Africa contributed, as did lower-than-benchmark exposure to the real estate sector and to India.

  Among the top contributors were chipmakers SK Hynix and Taiwan Semiconductor Manufacturing Company.

  Stock selection in the materials sector undercut relative performance, as did stock selection in Brazil.

  Higher-than-benchmark exposure to the consumer staples sector and to Indonesia detracted, as did lower-than-benchmark exposure to the information technology sector and to Taiwan.

  Among the top detractors were information technology services provider Tata Consultancy and drugmaker Sinopharm.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,718	$9,351
2/16	$9,530	$9,336
3/16	$10,861	$10,571
4/16	$11,187	$10,629
5/16	$10,760	$10,232
6/16	$11,375	$10,641
7/16	$11,910	$11,177
8/16	$12,071	$11,455
9/16	$12,369	$11,602
10/16	$12,442	$11,630
11/16	$11,743	$11,094
12/16	$12,017	$11,119
1/17	$12,603	$11,727
2/17	$12,954	$12,086
3/17	$13,262	$12,391
4/17	$13,496	$12,662
5/17	$13,606	$13,037
6/17	$13,533	$13,168
7/17	$14,272	$13,953
8/17	$14,563	$14,264
9/17	$14,453	$14,208
10/17	$14,791	$14,706
11/17	$14,747	$14,735
12/17	$15,349	$15,264
1/18	$16,601	$16,536
2/18	$15,863	$15,774
3/18	$15,647	$15,480
4/18	$15,178	$15,412
5/18	$14,157	$14,866
6/18	$13,509	$14,248
7/18	$13,911	$14,561
8/18	$13,167	$14,167
9/18	$13,280	$14,092
10/18	$12,584	$12,865
11/18	$12,995	$13,395
12/18	$12,538	$13,040
1/19	$13,987	$14,182
2/19	$13,554	$14,214
3/19	$13,471	$14,333
4/19	$13,774	$14,635
5/19	$13,160	$13,573
6/19	$13,827	$14,420
7/19	$13,532	$14,244
8/19	$12,819	$13,549
9/19	$13,286	$13,808
10/19	$13,783	$14,390
11/19	$13,776	$14,370
12/19	$14,761	$15,443
1/20	$13,853	$14,723
2/20	$12,907	$13,946
3/20	$10,308	$11,798
4/20	$11,045	$12,879
5/20	$11,255	$12,978
6/20	$11,588	$13,932
7/20	$12,201	$15,176
8/20	$12,072	$15,512
9/20	$11,876	$15,263
10/20	$11,876	$15,578
11/20	$13,559	$17,018
12/20	$14,718	$18,269
1/21	$14,758	$18,829
2/21	$15,043	$18,974
3/21	$15,447	$18,687
4/21	$15,605	$19,152
5/21	$16,389	$19,596
6/21	$16,286	$19,630
7/21	$15,597	$18,309
8/21	$16,004	$18,788
9/21	$15,537	$18,042
10/21	$15,561	$18,220
11/21	$14,876	$17,477
12/21	$15,474	$17,805
1/22	$15,780	$17,468
2/22	$15,085	$16,946
3/22	$14,837	$16,563
4/22	$14,075	$15,642
5/22	$14,539	$15,711
6/22	$13,124	$14,667
7/22	$13,265	$14,631
8/22	$13,082	$14,692
9/22	$11,701	$12,969
10/22	$11,841	$12,567
11/22	$13,505	$14,431
12/22	$13,138	$14,228
1/23	$14,307	$15,351
2/23	$13,793	$14,356
3/23	$14,168	$14,791
4/23	$14,290	$14,623
5/23	$13,976	$14,377
6/23	$14,866	$14,923
7/23	$15,476	$15,852
8/23	$14,805	$14,876
9/23	$14,665	$14,487
10/23	$14,369	$13,924
11/23	$15,389	$15,038
12/23	$16,032	$15,626
1/24	$15,482	$14,901
2/24	$16,168	$15,609
3/24	$16,420	$15,996
4/24	$16,520	$16,068
5/24	$16,917	$16,159
6/24	$17,341	$16,796
7/24	$17,486	$16,846
8/24	$17,946	$17,118
9/24	$18,975	$18,261
10/24	$17,847	$17,449
11/24	$17,431	$16,822
12/24	$17,211	$16,799
1/25	$17,971	$17,099
2/25	$17,971	$17,182
3/25	$18,268	$17,291
4/25	$18,732	$17,518
5/25	$19,492	$18,265
6/25	$20,688	$19,363
7/25	$20,809	$19,741
8/25	$21,300	$19,994
9/25	$22,061	$21,424
10/25	$23,303	$22,319
11/25	$23,582	$21,786
12/25	$24,271	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	41.02%	10.52%	9.27%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 6,586,531,524
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 45,342,733
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$6,586,531,524
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$45,342,733

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	25.7%
Information Technology	23.0%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.7%
Consumer Staples	6.4%
Energy	5.8%
Materials	5.5%
Health Care	3.2%
Other (includes short-term investments)	5.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.7%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Material Fund Change [Text Block]
C000134185
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$129	1.07%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector boosted relative performance, as did stock selection in Taiwan.

  Higher-than-benchmark exposure to the materials sector and to South Africa contributed, as did lower-than-benchmark exposure to the real estate sector and to India.

  Among the top contributors were chipmakers SK Hynix and Taiwan Semiconductor Manufacturing Company.

  Stock selection in the materials sector undercut relative performance, as did stock selection in Brazil.

  Higher-than-benchmark exposure to the consumer staples sector and to Indonesia detracted, as did lower-than-benchmark exposure to the information technology sector and to Taiwan.

  Among the top detractors were information technology services provider Tata Consultancy and drugmaker Sinopharm.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
12/15	$1,000,000	$1,000,000
01/16	$971,726	$935,126
02/16	$953,125	$933,596
03/16	$1,087,054	$1,057,136
04/16	$1,119,792	$1,062,882
05/16	$1,076,637	$1,023,234
06/16	$1,139,137	$1,064,130
07/16	$1,192,708	$1,117,679
08/16	$1,209,221	$1,145,455
09/16	$1,239,901	$1,160,185
10/16	$1,247,384	$1,162,951
11/16	$1,177,045	$1,109,419
12/16	$1,205,156	$1,111,868
01/17	$1,264,054	$1,172,713
02/17	$1,298,789	$1,208,612
03/17	$1,330,504	$1,239,121
04/17	$1,354,668	$1,266,249
05/17	$1,365,994	$1,303,685
06/17	$1,359,198	$1,316,809
07/17	$1,433,199	$1,395,304
08/17	$1,462,412	$1,426,426
09/17	$1,451,787	$1,420,755
10/17	$1,485,938	$1,470,561
11/17	$1,482,144	$1,473,512
12/17	$1,542,807	$1,526,407
01/18	$1,669,191	$1,653,627
02/18	$1,595,210	$1,577,363
03/18	$1,574,403	$1,548,035
04/18	$1,527,394	$1,541,187
05/18	$1,424,900	$1,486,576
06/18	$1,360,167	$1,424,813
07/18	$1,401,010	$1,456,112
08/18	$1,326,385	$1,416,741
09/18	$1,337,986	$1,409,218
10/18	$1,268,380	$1,286,499
11/18	$1,309,371	$1,339,515
12/18	$1,263,729	$1,304,030
01/19	$1,410,089	$1,418,208
02/19	$1,366,023	$1,421,396
03/19	$1,358,941	$1,433,326
04/19	$1,389,630	$1,463,498
05/19	$1,327,466	$1,357,305
06/19	$1,395,138	$1,442,015
07/19	$1,366,023	$1,424,382
08/19	$1,294,464	$1,354,934
09/19	$1,342,113	$1,380,800
10/19	$1,392,144	$1,439,028
11/19	$1,391,350	$1,437,048
12/19	$1,490,939	$1,544,259
01/20	$1,399,723	$1,472,265
02/20	$1,304,471	$1,394,633
03/20	$1,042,931	$1,179,831
04/20	$1,117,195	$1,287,869
05/20	$1,138,183	$1,297,759
06/20	$1,172,894	$1,393,157
07/20	$1,235,050	$1,517,649
08/20	$1,222,472	$1,551,197
09/20	$1,202,821	$1,526,317
10/20	$1,202,002	$1,557,759
11/20	$1,373,132	$1,701,832
12/20	$1,491,078	$1,826,938
01/21	$1,496,037	$1,882,949
02/21	$1,524,966	$1,897,353
03/21	$1,566,293	$1,868,697
04/21	$1,582,823	$1,915,224
05/21	$1,662,171	$1,959,639
06/21	$1,652,253	$1,963,016
07/21	$1,582,823	$1,830,908
08/21	$1,624,485	$1,878,833
09/21	$1,577,350	$1,804,167
10/21	$1,579,875	$1,821,961
11/21	$1,510,855	$1,747,713
12/21	$1,572,169	$1,780,507
01/22	$1,604,254	$1,746,803
02/22	$1,534,013	$1,694,591
03/22	$1,508,866	$1,656,318
04/22	$1,431,688	$1,564,183
05/22	$1,478,515	$1,571,070
06/22	$1,335,433	$1,466,673
07/22	$1,349,307	$1,463,070
08/22	$1,331,097	$1,469,178
09/22	$1,191,484	$1,296,943
10/22	$1,205,358	$1,256,675
11/22	$1,375,322	$1,443,062
12/22	$1,338,609	$1,422,779
01/23	$1,457,963	$1,535,123
02/23	$1,406,549	$1,435,582
03/23	$1,444,192	$1,479,062
04/23	$1,457,045	$1,462,300
05/23	$1,425,829	$1,437,739
06/23	$1,515,804	$1,492,330
07/23	$1,579,154	$1,585,230
08/23	$1,510,296	$1,487,579
09/23	$1,496,524	$1,448,676
10/23	$1,467,144	$1,392,388
11/23	$1,570,891	$1,503,821
12/23	$1,638,075	$1,562,611
01/24	$1,581,820	$1,490,053
02/24	$1,652,377	$1,560,939
03/24	$1,678,121	$1,599,618
04/24	$1,688,610	$1,606,775
05/24	$1,729,609	$1,615,851
06/24	$1,773,469	$1,679,586
07/24	$1,788,725	$1,684,584
08/24	$1,836,399	$1,711,783
09/24	$1,941,281	$1,826,087
10/24	$1,826,864	$1,744,875
11/24	$1,784,911	$1,682,181
12/24	$1,762,412	$1,679,871
01/25	$1,840,064	$1,709,891
02/25	$1,841,047	$1,718,175
03/25	$1,871,518	$1,729,052
04/25	$1,919,682	$1,751,773
05/25	$1,998,317	$1,826,508
06/25	$2,121,185	$1,936,331
07/25	$2,133,963	$1,974,068
08/25	$2,185,076	$1,999,389
09/25	$2,262,728	$2,142,414
10/25	$2,391,493	$2,231,947
11/25	$2,419,999	$2,178,570
12/25	$2,491,447	$2,243,738

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	41.37%	10.81%	9.56%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 6,586,531,524
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 45,342,733
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$6,586,531,524
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$45,342,733

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	25.7%
Information Technology	23.0%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.7%
Consumer Staples	6.4%
Energy	5.8%
Materials	5.5%
Health Care	3.2%
Other (includes short-term investments)	5.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.7%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Material Fund Change [Text Block]
C000150427
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	LEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and financing costs) averaged approximately 1.7% throughout the year, positively contributing to returns.

  Volatility yield, the return generated through the team’s active hedging and re-hedging of the equity underlying a convertible, was a consistent positive contributor throughout the year.

  Special-situations trades consistently added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by an increase in underlying equity volatility, a decline in interest rates (particularly inside of 5-years), and robust primary issuance.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index
12/15	$10,000	$10,000	$10,000
1/16	$9,978	$10,110	$9,724
2/16	$10,022	$10,182	$9,692
3/16	$10,034	$10,307	$9,813
4/16	$10,146	$10,377	$9,853
5/16	$10,112	$10,385	$9,898
6/16	$10,157	$10,568	$9,917
7/16	$10,281	$10,655	$10,062
8/16	$10,371	$10,667	$10,078
9/16	$10,394	$10,669	$10,133
10/16	$10,326	$10,598	$10,075
11/16	$10,360	$10,360	$10,163
12/16	$10,427	$10,391	$10,250
1/17	$10,519	$10,428	$10,302
2/17	$10,564	$10,508	$10,417
3/17	$10,621	$10,505	$10,420
4/17	$10,690	$10,592	$10,465
5/17	$10,701	$10,674	$10,490
6/17	$10,804	$10,664	$10,513
7/17	$10,918	$10,718	$10,610
8/17	$10,899	$10,810	$10,641
9/17	$10,911	$10,772	$10,705
10/17	$10,934	$10,785	$10,778
11/17	$10,969	$10,769	$10,786
12/17	$11,006	$10,816	$10,864
1/18	$11,019	$10,712	$11,130
2/18	$11,082	$10,610	$10,860
3/18	$11,095	$10,664	$10,754
4/18	$11,095	$10,593	$10,764
5/18	$11,095	$10,651	$10,792
6/18	$11,095	$10,635	$10,772
7/18	$11,095	$10,657	$10,756
8/18	$11,124	$10,710	$10,805
9/18	$11,150	$10,664	$10,730
10/18	$11,035	$10,575	$10,397
11/18	$11,048	$10,622	$10,333
12/18	$10,848	$10,789	$10,134
1/19	$10,992	$10,937	$10,349
2/19	$11,057	$10,949	$10,415
3/19	$11,253	$11,147	$10,397
4/19	$11,344	$11,163	$10,466
5/19	$11,397	$11,334	$10,394
6/19	$11,488	$11,494	$10,562
7/19	$11,579	$11,528	$10,643
8/19	$11,577	$11,789	$10,684
9/19	$11,590	$11,738	$10,732
10/19	$11,550	$11,776	$10,765
11/19	$11,577	$11,773	$10,875
12/19	$11,656	$11,791	$11,008
1/20	$11,722	$12,003	$11,053
2/20	$11,708	$12,182	$10,894
3/20	$10,825	$11,944	$10,253
4/20	$11,023	$12,184	$10,548
5/20	$11,128	$12,297	$10,700
6/20	$11,339	$12,400	$10,888
7/20	$11,656	$12,618	$11,035
8/20	$11,990	$12,545	$11,205
9/20	$12,016	$12,522	$11,186
10/20	$12,123	$12,478	$11,162
11/20	$12,508	$12,640	$11,476
12/20	$12,806	$12,684	$11,757
1/21	$13,045	$12,604	$11,738
2/21	$13,383	$12,442	$11,916
3/21	$13,242	$12,297	$11,909
4/21	$13,284	$12,400	$12,103
5/21	$13,298	$12,448	$12,150
6/21	$13,340	$12,538	$12,196
7/21	$13,495	$12,664	$12,142
8/21	$13,572	$12,656	$12,225
9/21	$13,687	$12,548	$12,178
10/21	$13,715	$12,538	$12,288
11/21	$13,658	$12,553	$12,129
12/21	$13,708	$12,544	$12,187
1/22	$13,679	$12,269	$12,008
2/22	$13,635	$12,102	$11,965
3/22	$13,577	$11,777	$12,022
4/22	$13,445	$11,338	$11,914
5/22	$13,005	$11,400	$11,783
6/22	$12,654	$11,173	$11,572
7/22	$12,683	$11,453	$11,634
8/22	$12,978	$11,156	$11,744
9/22	$12,542	$10,675	$11,631
10/22	$12,526	$10,558	$11,640
11/22	$12,511	$10,952	$11,657
12/22	$12,695	$10,914	$11,650
1/23	$13,139	$11,253	$11,845
2/23	$13,238	$10,976	$11,789
3/23	$12,991	$11,234	$11,649
4/23	$13,073	$11,303	$11,689
5/23	$13,205	$11,185	$11,635
6/23	$13,336	$11,168	$11,723
7/23	$13,501	$11,179	$11,784
8/23	$13,550	$11,112	$11,823
9/23	$13,600	$10,847	$11,811
10/23	$13,238	$10,684	$11,714
11/23	$13,353	$11,165	$11,847
12/23	$13,587	$11,588	$12,011
1/24	$13,670	$11,560	$12,050
2/24	$13,888	$11,422	$12,160
3/24	$14,038	$11,534	$12,313
4/24	$14,055	$11,264	$12,247
5/24	$14,222	$11,451	$12,320
6/24	$14,322	$11,556	$12,359
7/24	$14,489	$11,818	$12,450
8/24	$14,640	$11,992	$12,502
9/24	$14,829	$12,157	$12,621
10/24	$14,881	$11,881	$12,538
11/24	$15,001	$12,006	$12,642
12/24	$15,055	$11,824	$12,644
1/25	$15,214	$11,896	$12,770
2/25	$15,460	$12,142	$12,807
3/25	$15,742	$12,139	$12,711
4/25	$15,812	$12,182	$12,656
5/25	$15,847	$12,120	$12,805
6/25	$15,847	$12,309	$12,945
7/25	$15,953	$12,291	$13,020
8/25	$16,100	$12,439	$13,166
9/25	$16,259	$12,571	$13,358
10/25	$16,490	$12,654	$13,449
11/25	$16,507	$12,730	$13,468
12/25	$16,685	$12,721	$13,546

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	10.82%	5.43%	5.25%
US Universal Index	7.58%	0.06%	2.44%
HFRX Global Hedge Fund Index	7.14%	2.87%	3.08%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 60,219,105
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 404,279
InvestmentCompanyPortfolioTurnover	857.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$60,219,105
# of Portfolio Holdings	216
Portfolio Turnover Rate	857%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$404,279

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	43.9%
Information Technology	15.1%
Consumer Staples	13.9%
Communication Services	12.3%
Consumer Discretionary	5.6%
Financials	5.5%
Industrials	2.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Wayfair, Inc., 3.250%, due 09/15/27	4.3%
CONMED Corp., 2.250%, due 06/15/27	1.8%
Exact Sciences Corp., 0.375%, due 03/15/27	1.6%
Dropbox, Inc., 0.000%, due 03/01/26	1.5%
Bridgebio Pharma, Inc., 2.500%, due 03/15/27	1.5%
BioMarin Pharmaceutical, Inc., 1.250%, due 05/15/27	1.5%
Etsy, Inc., 0.250%, due 06/15/28	1.5%
Sirius XM Holdings, Inc., 3.750%, due 03/15/28	1.4%
Bill Holdings, Inc., 0.000%, due 04/01/30	1.3%
Bloom Energy Corp., 3.000%, due 06/01/28	1.3%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio's Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.20% of the average daily net assets of the Portfolio's Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio's Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.20% of the average daily net assets of the Portfolio's Institutional Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000150428
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Open Shares
Trading Symbol	LEOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s net carry (coupon, net of dividend and financing costs) averaged approximately 1.7% throughout the year, positively contributing to returns.

  Volatility yield, the return generated through the team’s active hedging and re-hedging of the equity underlying a convertible, was a consistent positive contributor throughout the year.

  Special-situations trades consistently added to returns, as convertible issuers looked to address their capital structure needs by repurchasing debt and/or extending maturities (i.e., buybacks and exchange offers) at a premium to market price.

  Basis richening, the outperformance of a long convertible bond position versus its short stock hedge, was a positive dynamic throughout the year, driven mostly by an increase in underlying equity volatility, a decline in interest rates (particularly inside of 5-years), and robust primary issuance.

  Portfolio-level macro hedges detracted from returns for the year.

  Use of derivatives (currency forwards, total return swaps, and options) contributed positively to returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	HFRX Global Hedge Fund Index
12/15	$10,000	$10,000	$10,000
1/16	$9,966	$10,110	$9,724
2/16	$10,011	$10,182	$9,692
3/16	$10,022	$10,307	$9,813
4/16	$10,135	$10,377	$9,853
5/16	$10,101	$10,385	$9,898
6/16	$10,146	$10,568	$9,917
7/16	$10,259	$10,655	$10,062
8/16	$10,349	$10,667	$10,078
9/16	$10,371	$10,669	$10,133
10/16	$10,304	$10,598	$10,075
11/16	$10,337	$10,360	$10,163
12/16	$10,402	$10,391	$10,250
1/17	$10,493	$10,428	$10,302
2/17	$10,538	$10,508	$10,417
3/17	$10,584	$10,505	$10,420
4/17	$10,641	$10,592	$10,465
5/17	$10,652	$10,674	$10,490
6/17	$10,755	$10,664	$10,513
7/17	$10,869	$10,718	$10,610
8/17	$10,850	$10,810	$10,641
9/17	$10,861	$10,772	$10,705
10/17	$10,885	$10,785	$10,778
11/17	$10,919	$10,769	$10,786
12/17	$10,951	$10,816	$10,864
1/18	$10,951	$10,712	$11,130
2/18	$11,014	$10,610	$10,860
3/18	$11,027	$10,664	$10,754
4/18	$11,014	$10,593	$10,764
5/18	$11,014	$10,651	$10,792
6/18	$11,027	$10,635	$10,772
7/18	$11,027	$10,657	$10,756
8/18	$11,043	$10,710	$10,805
9/18	$11,069	$10,664	$10,730
10/18	$10,954	$10,575	$10,397
11/18	$10,967	$10,622	$10,333
12/18	$10,766	$10,789	$10,134
1/19	$10,896	$10,937	$10,349
2/19	$10,974	$10,949	$10,415
3/19	$11,142	$11,147	$10,397
4/19	$11,246	$11,163	$10,466
5/19	$11,298	$11,334	$10,394
6/19	$11,388	$11,494	$10,562
7/19	$11,466	$11,528	$10,643
8/19	$11,463	$11,789	$10,684
9/19	$11,463	$11,738	$10,732
10/19	$11,437	$11,776	$10,765
11/19	$11,450	$11,773	$10,875
12/19	$11,542	$11,791	$11,008
1/20	$11,607	$12,003	$11,053
2/20	$11,594	$12,182	$10,894
3/20	$10,717	$11,944	$10,253
4/20	$10,914	$12,184	$10,548
5/20	$11,005	$12,297	$10,700
6/20	$11,202	$12,400	$10,888
7/20	$11,489	$12,618	$11,035
8/20	$11,804	$12,545	$11,205
9/20	$11,831	$12,522	$11,186
10/20	$11,936	$12,478	$11,162
11/20	$12,317	$12,640	$11,476
12/20	$12,649	$12,684	$11,757
1/21	$12,885	$12,604	$11,738
2/21	$13,204	$12,442	$11,916
3/21	$13,079	$12,297	$11,909
4/21	$13,121	$12,400	$12,103
5/21	$13,121	$12,448	$12,150
6/21	$13,163	$12,538	$12,196
7/21	$13,301	$12,664	$12,142
8/21	$13,377	$12,656	$12,225
9/21	$13,490	$12,548	$12,178
10/21	$13,519	$12,538	$12,288
11/21	$13,476	$12,553	$12,129
12/21	$13,507	$12,544	$12,187
1/22	$13,478	$12,269	$12,008
2/22	$13,435	$12,102	$11,965
3/22	$13,363	$11,777	$12,022
4/22	$13,248	$11,338	$11,914
5/22	$12,815	$11,400	$11,783
6/22	$12,455	$11,173	$11,572
7/22	$12,498	$11,453	$11,634
8/22	$12,774	$11,156	$11,744
9/22	$12,344	$10,675	$11,631
10/22	$12,329	$10,558	$11,640
11/22	$12,314	$10,952	$11,657
12/22	$12,501	$10,914	$11,650
1/23	$12,921	$11,253	$11,845
2/23	$13,017	$10,976	$11,789
3/23	$12,776	$11,234	$11,649
4/23	$12,856	$11,303	$11,689
5/23	$12,985	$11,185	$11,635
6/23	$13,114	$11,168	$11,723
7/23	$13,259	$11,179	$11,784
8/23	$13,308	$11,112	$11,823
9/23	$13,356	$10,847	$11,811
10/23	$13,001	$10,684	$11,714
11/23	$13,114	$11,165	$11,847
12/23	$13,330	$11,588	$12,011
1/24	$13,428	$11,560	$12,050
2/24	$13,625	$11,422	$12,160
3/24	$13,772	$11,534	$12,313
4/24	$13,788	$11,264	$12,247
5/24	$13,935	$11,451	$12,320
6/24	$14,050	$11,556	$12,359
7/24	$14,197	$11,818	$12,450
8/24	$14,344	$11,992	$12,502
9/24	$14,530	$12,157	$12,621
10/24	$14,580	$11,881	$12,538
11/24	$14,681	$12,006	$12,642
12/24	$14,748	$11,824	$12,644
1/25	$14,885	$11,896	$12,770
2/25	$15,143	$12,142	$12,807
3/25	$15,401	$12,139	$12,711
4/25	$15,538	$12,182	$12,656
5/25	$15,573	$12,120	$12,805
6/25	$15,573	$12,309	$12,945
7/25	$15,676	$12,291	$13,020
8/25	$15,802	$12,439	$13,166
9/25	$15,957	$12,571	$13,358
10/25	$16,182	$12,654	$13,449
11/25	$16,200	$12,730	$13,468
12/25	$16,355	$12,721	$13,546

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	10.90%	5.27%	5.04%
US Universal Index	7.58%	0.06%	2.44%
HFRX Global Hedge Fund Index	7.14%	2.87%	3.08%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 60,219,105
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 404,279
InvestmentCompanyPortfolioTurnover	857.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$60,219,105
# of Portfolio Holdings	216
Portfolio Turnover Rate	857%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$404,279

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	43.9%
Information Technology	15.1%
Consumer Staples	13.9%
Communication Services	12.3%
Consumer Discretionary	5.6%
Financials	5.5%
Industrials	2.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Wayfair, Inc., 3.250%, due 09/15/27	4.3%
CONMED Corp., 2.250%, due 06/15/27	1.8%
Exact Sciences Corp., 0.375%, due 03/15/27	1.6%
Dropbox, Inc., 0.000%, due 03/01/26	1.5%
Bridgebio Pharma, Inc., 2.500%, due 03/15/27	1.5%
BioMarin Pharmaceutical, Inc., 1.250%, due 05/15/27	1.5%
Etsy, Inc., 0.250%, due 06/15/28	1.5%
Sirius XM Holdings, Inc., 3.750%, due 03/15/28	1.4%
Bill Holdings, Inc., 0.000%, due 04/01/30	1.3%
Bloom Energy Corp., 3.000%, due 06/01/28	1.3%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio's Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.45% of the average daily net assets of the Portfolio's Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 24, 2025, Lazard Asset Management LLC, the Portfolio's Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.45% of the average daily net assets of the Portfolio's Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000193735
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Institutional Shares
Trading Symbol	LZFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Equity Franchise is a benchmark-unaware strategy and does not reference the index when it comes to stock selection.

  Shares of CVS Health rose after the diversified health care company reported full-year 2024 results that highlighted an earnings recovery at AETNA, its health insurance business.

  Shares of SES gained after the satellite fleet operator delivered strong operational results, including successful medium Earth orbit satellite connectivity for government and mobility customers and the completion of its acquisition of Intelsat, which management said created meaningful operating synergies.

  The stock price of Fiserv fell after the financial technology company reported disappointing third-quarter results and cut its revenue and earnings guidance for 2025 and 2026.

  The fall in the stock price of France-based vouchers and cards provider Edenred was attributed to reports that France’s new prime minister was considering an 8% tax on employer benefit contributions, raising concerns that employers might reduce their contributions, weakening demand for meal vouchers.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,950	$10,000
11/17	$10,390	$10,217
12/17	$10,425	$10,355
1/18	$11,038	$10,902
2/18	$10,475	$10,450
3/18	$10,284	$10,222
4/18	$10,706	$10,340
5/18	$10,626	$10,404
6/18	$10,576	$10,399
7/18	$10,786	$10,724
8/18	$10,880	$10,857
9/18	$11,001	$10,917
10/18	$10,668	$10,116
11/18	$10,940	$10,231
12/18	$9,893	$9,453
1/19	$10,699	$10,188
2/19	$10,945	$10,495
3/19	$10,609	$10,632
4/19	$11,437	$11,010
5/19	$10,497	$10,374
6/19	$11,169	$11,058
7/19	$11,169	$11,113
8/19	$10,650	$10,885
9/19	$11,323	$11,117
10/19	$11,547	$11,400
11/19	$11,794	$11,717
12/19	$12,040	$12,068
1/20	$11,590	$11,995
2/20	$10,323	$10,981
3/20	$8,027	$9,528
4/20	$9,104	$10,569
5/20	$9,495	$11,079
6/20	$9,518	$11,372
7/20	$9,944	$11,916
8/20	$10,148	$12,712
9/20	$9,982	$12,274
10/20	$9,888	$11,897
11/20	$11,676	$13,419
12/20	$12,178	$13,988
1/21	$12,142	$13,849
2/21	$12,381	$14,203
3/21	$13,172	$14,676
4/21	$13,771	$15,359
5/21	$14,561	$15,580
6/21	$14,238	$15,812
7/21	$14,202	$16,096
8/21	$14,334	$16,496
9/21	$14,046	$15,811
10/21	$14,286	$16,707
11/21	$13,902	$16,341
12/21	$14,949	$17,039
1/22	$14,728	$16,138
2/22	$15,019	$15,729
3/22	$15,684	$16,161
4/22	$14,963	$14,819
5/22	$15,310	$14,830
6/22	$13,868	$13,545
7/22	$14,395	$14,621
8/22	$13,925	$14,009
9/22	$12,511	$12,707
10/22	$13,657	$13,620
11/22	$14,689	$14,567
12/22	$14,171	$13,948
1/23	$15,547	$14,935
2/23	$15,219	$14,576
3/23	$15,313	$15,026
4/23	$15,797	$15,290
5/23	$15,140	$15,137
6/23	$16,095	$16,052
7/23	$16,454	$16,592
8/23	$16,063	$16,195
9/23	$15,313	$15,497
10/23	$14,515	$15,047
11/23	$15,844	$16,458
12/23	$16,821	$17,266
1/24	$16,515	$17,473
2/24	$16,838	$18,214
3/24	$17,008	$18,799
4/24	$16,089	$18,101
5/24	$16,379	$18,909
6/24	$16,072	$19,294
7/24	$17,331	$19,634
8/24	$17,824	$20,153
9/24	$18,164	$20,522
10/24	$17,297	$20,115
11/24	$17,433	$21,038
12/24	$16,289	$20,490
1/25	$16,934	$21,213
2/25	$17,345	$21,060
3/25	$17,423	$20,122
4/25	$17,873	$20,301
5/25	$18,518	$21,503
6/25	$18,948	$22,431
7/25	$17,873	$22,719
8/25	$18,616	$23,312
9/25	$18,141	$24,061
10/25	$17,438	$24,543
11/25	$16,633	$24,613
12/25	$16,952	$24,812

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	4.07%	6.84%	6.60%
MSCI World Index	21.09%	12.15%	11.90%

Performance Inception Date	Sep. 29, 2017
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 37,423,317
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 565,499
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,423,317
# of Portfolio Holdings	27
Portfolio Turnover Rate	96%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$565,499

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	22.6%
Consumer Discretionary	15.7%
Health Care	14.3%
Utilities	12.8%
Consumer Staples	10.9%
Communication Services	10.7%
Industrials	5.9%
Information Technology	5.1%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Omnicom Group, Inc.	6.9%
Nexi SpA	6.5%
Brightstar Lottery PLC	6.1%
Fiserv, Inc.	5.4%
Edenred SE	5.1%
FDJ UNITED	5.0%
Baxter International, Inc.	4.9%
H&R Block, Inc.	4.6%
Dentsply Sirona, Inc.	4.1%
Nice Ltd. ADR	4.1%

Material Fund Change [Text Block]
C000193736
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Open Shares
Trading Symbol	LZFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Equity Franchise is a benchmark-unaware strategy and does not reference the index when it comes to stock selection.

  Shares of CVS Health rose after the diversified health care company reported full-year 2024 results that highlighted an earnings recovery at AETNA, its health insurance business.

  Shares of SES gained after the satellite fleet operator delivered strong operational results, including successful medium Earth orbit satellite connectivity for government and mobility customers and the completion of its acquisition of Intelsat, which management said created meaningful operating synergies.

  The stock price of Fiserv fell after the financial technology company reported disappointing third-quarter results and cut its revenue and earnings guidance for 2025 and 2026.

  The fall in the stock price of France-based vouchers and cards provider Edenred was attributed to reports that France’s new prime minister was considering an 8% tax on employer benefit contributions, raising concerns that employers might reduce their contributions, weakening demand for meal vouchers.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,940	$10,000
11/17	$10,380	$10,217
12/17	$10,418	$10,355
1/18	$11,031	$10,902
2/18	$10,459	$10,450
3/18	$10,268	$10,222
4/18	$10,689	$10,340
5/18	$10,599	$10,404
6/18	$10,549	$10,399
7/18	$10,760	$10,724
8/18	$10,853	$10,857
9/18	$10,964	$10,917
10/18	$10,641	$10,116
11/18	$10,914	$10,231
12/18	$9,862	$9,453
1/19	$10,665	$10,188
2/19	$10,910	$10,495
3/19	$10,564	$10,632
4/19	$11,379	$11,010
5/19	$10,453	$10,374
6/19	$11,111	$11,058
7/19	$11,122	$11,113
8/19	$10,594	$10,885
9/19	$11,253	$11,117
10/19	$11,488	$11,400
11/19	$11,723	$11,717
12/19	$11,972	$12,068
1/20	$11,513	$11,995
2/20	$10,253	$10,981
3/20	$7,981	$9,528
4/20	$9,041	$10,569
5/20	$9,441	$11,079
6/20	$9,453	$11,372
7/20	$9,876	$11,916
8/20	$10,079	$12,712
9/20	$9,914	$12,274
10/20	$9,808	$11,897
11/20	$11,574	$13,419
12/20	$12,079	$13,988
1/21	$12,032	$13,849
2/21	$12,269	$14,203
3/21	$13,053	$14,676
4/21	$13,647	$15,359
5/21	$14,419	$15,580
6/21	$14,110	$15,812
7/21	$14,063	$16,096
8/21	$14,182	$16,496
9/21	$13,896	$15,811
10/21	$14,135	$16,707
11/21	$13,741	$16,341
12/21	$14,780	$17,039
1/22	$14,560	$16,138
2/22	$14,848	$15,729
3/22	$15,507	$16,161
4/22	$14,793	$14,819
5/22	$15,123	$14,830
6/22	$13,709	$13,545
7/22	$14,231	$14,621
8/22	$13,752	$14,009
9/22	$12,353	$12,707
10/22	$13,486	$13,620
11/22	$14,494	$14,567
12/22	$13,974	$13,948
1/23	$15,348	$14,935
2/23	$15,008	$14,576
3/23	$15,101	$15,026
4/23	$15,564	$15,290
5/23	$14,931	$15,137
6/23	$15,858	$16,052
7/23	$16,213	$16,592
8/23	$15,827	$16,195
9/23	$15,086	$15,497
10/23	$14,298	$15,047
11/23	$15,611	$16,458
12/23	$16,548	$17,266
1/24	$16,263	$17,473
2/24	$16,565	$18,214
3/24	$16,732	$18,799
4/24	$15,828	$18,101
5/24	$16,096	$18,909
6/24	$15,811	$19,294
7/24	$17,034	$19,634
8/24	$17,519	$20,153
9/24	$17,854	$20,522
10/24	$16,983	$20,115
11/24	$17,134	$21,038
12/24	$15,997	$20,490
1/25	$16,631	$21,213
2/25	$17,015	$21,060
3/25	$17,111	$20,122
4/25	$17,534	$20,301
5/25	$18,148	$21,503
6/25	$18,571	$22,431
7/25	$17,515	$22,719
8/25	$18,225	$23,312
9/25	$17,778	$24,061
10/25	$17,088	$24,543
11/25	$16,297	$24,613
12/25	$16,589	$24,812

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/29/17
Open Shares	3.70%	6.55%	6.32%
MSCI World Index	21.09%	12.15%	11.90%

Performance Inception Date	Sep. 29, 2017
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 37,423,317
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 565,499
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$37,423,317
# of Portfolio Holdings	27
Portfolio Turnover Rate	96%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$565,499

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	22.6%
Consumer Discretionary	15.7%
Health Care	14.3%
Utilities	12.8%
Consumer Staples	10.9%
Communication Services	10.7%
Industrials	5.9%
Information Technology	5.1%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Omnicom Group, Inc.	6.9%
Nexi SpA	6.5%
Brightstar Lottery PLC	6.1%
Fiserv, Inc.	5.4%
Edenred SE	5.1%
FDJ UNITED	5.0%
Baxter International, Inc.	4.9%
H&R Block, Inc.	4.6%
Dentsply Sirona, Inc.	4.1%
Nice Ltd. ADR	4.1%

Material Fund Change [Text Block]
C000082231
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Institutional Shares
Trading Symbol	GLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  In the current market environment, we believe there are scarce valuation opportunities. As a result, we have positioned a relatively concentrated Portfolio where we believe the risk/return trade-off is favourable, however this brings a higher degree of stock-specific risk.

  Italian gas utility Italgas continued its strong run along with an improved macroeconomic environment in Italy and upgraded long-term company guidance.

  Global transport infrastructure owner Ferrovial performed strongly during the year after positively surprising in its earnings results, demonstrating pricing power across its US Express Lane portfolio, while exhibiting low sensitivity to current macro volatility.

  US mobile tower operators, American Tower and Crown Castle underperformed due to a combination of sector-wide and company-specific factors. Higher interest rates have raised discount rates and funding costs for tower operators, while elevated customer churn has moderated new tower growth.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/15	$10,000	$10,000	$10,000
1/16	$9,970	$9,402	$9,978
2/16	$10,015	$9,332	$9,961
3/16	$10,507	$9,965	$10,436
4/16	$10,604	$10,123	$10,552
5/16	$10,365	$10,180	$10,672
6/16	$10,338	$10,066	$11,078
7/16	$10,638	$10,491	$11,318
8/16	$10,593	$10,499	$11,046
9/16	$10,646	$10,555	$11,266
10/16	$10,457	$10,351	$11,091
11/16	$10,487	$10,500	$10,885
12/16	$10,930	$10,751	$11,226
1/17	$10,922	$11,011	$11,261
2/17	$11,470	$11,316	$11,639
3/17	$12,080	$11,437	$11,906
4/17	$12,405	$11,606	$12,095
5/17	$13,038	$11,851	$12,543
6/17	$12,682	$11,897	$12,361
7/17	$12,783	$12,182	$12,389
8/17	$13,182	$12,199	$12,687
9/17	$13,182	$12,473	$12,512
10/17	$13,245	$12,708	$12,813
11/17	$13,411	$12,984	$13,087
12/17	$13,204	$13,159	$12,912
1/18	$12,923	$13,854	$12,756
2/18	$12,263	$13,280	$12,192
3/18	$12,453	$12,991	$12,388
4/18	$13,123	$13,140	$12,696
5/18	$12,924	$13,222	$12,884
6/18	$13,256	$13,216	$13,232
7/18	$13,571	$13,629	$13,488
8/18	$13,271	$13,797	$13,366
9/18	$13,253	$13,874	$13,349
10/18	$13,210	$12,856	$13,065
11/18	$13,158	$13,002	$13,552
12/18	$12,711	$12,013	$12,979
1/19	$13,445	$12,948	$14,023
2/19	$13,783	$13,337	$14,483
3/19	$13,915	$13,512	$15,042
4/19	$14,284	$13,991	$15,191
5/19	$14,057	$13,184	$15,170
6/19	$14,538	$14,053	$15,533
7/19	$14,633	$14,122	$15,610
8/19	$14,628	$13,833	$15,845
9/19	$14,978	$14,128	$16,085
10/19	$15,241	$14,487	$16,067
11/19	$15,095	$14,891	$16,016
12/19	$15,540	$15,337	$16,500
1/20	$16,052	$15,244	$17,033
2/20	$15,097	$13,955	$15,802
3/20	$13,043	$12,108	$13,780
4/20	$13,932	$13,431	$14,755
5/20	$14,431	$14,080	$15,481
6/20	$14,368	$14,452	$15,153
7/20	$14,176	$15,144	$15,339
8/20	$14,196	$16,155	$15,441
9/20	$14,135	$15,598	$15,365
10/20	$13,841	$15,120	$15,030
11/20	$14,966	$17,053	$16,133
12/20	$14,844	$17,776	$16,052
1/21	$14,338	$17,599	$15,898
2/21	$14,419	$18,050	$15,749
3/21	$15,372	$18,651	$16,967
4/21	$15,808	$19,519	$17,500
5/21	$16,081	$19,800	$17,552
6/21	$16,116	$20,095	$17,593
7/21	$16,584	$20,455	$17,924
8/21	$16,645	$20,964	$18,235
9/21	$16,198	$20,094	$17,562
10/21	$16,829	$21,232	$18,420
11/21	$16,674	$20,766	$17,949
12/21	$17,795	$21,654	$19,214
1/22	$17,363	$20,508	$18,650
2/22	$17,309	$19,990	$18,538
3/22	$18,082	$20,538	$19,817
4/22	$18,268	$18,832	$19,379
5/22	$18,344	$18,846	$19,707
6/22	$17,721	$17,214	$18,702
7/22	$18,371	$18,580	$19,799
8/22	$17,925	$17,804	$19,359
9/22	$16,016	$16,149	$17,308
10/22	$16,982	$17,308	$17,919
11/22	$18,385	$18,512	$19,090
12/22	$17,564	$17,726	$18,422
1/23	$18,380	$18,980	$18,956
2/23	$18,034	$18,524	$18,206
3/23	$18,357	$19,096	$18,531
4/23	$18,793	$19,431	$18,905
5/23	$18,506	$19,237	$17,985
6/23	$18,720	$20,400	$18,496
7/23	$19,021	$21,085	$18,688
8/23	$18,230	$20,582	$17,997
9/23	$17,640	$19,694	$17,168
10/23	$17,754	$19,122	$17,242
11/23	$18,935	$20,915	$18,725
12/23	$19,477	$21,942	$19,217
1/24	$19,490	$22,205	$18,780
2/24	$19,643	$23,147	$18,909
3/24	$20,128	$23,891	$19,485
4/24	$19,524	$23,003	$18,878
5/24	$19,884	$24,030	$19,690
6/24	$19,310	$24,519	$19,388
7/24	$20,728	$24,951	$20,678
8/24	$21,051	$25,611	$21,317
9/24	$21,207	$26,080	$21,809
10/24	$20,751	$25,563	$21,533
11/24	$21,325	$26,736	$22,389
12/24	$20,784	$26,039	$21,132
1/25	$21,249	$26,958	$21,491
2/25	$21,781	$26,764	$22,109
3/25	$22,130	$25,572	$22,568
4/25	$23,103	$25,799	$22,845
5/25	$23,810	$27,326	$23,118
6/25	$24,089	$28,506	$23,268
7/25	$24,250	$28,873	$23,413
8/25	$24,279	$29,626	$23,494
9/25	$24,522	$30,578	$23,825
10/25	$25,182	$31,190	$23,635
11/25	$25,925	$31,279	$24,362
12/25	$25,742	$31,531	$23,966

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	23.86%	11.64%	9.92%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Core Infrastructure (USD) Index	13.41%	8.35%	9.13%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 11,162,259,501
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 89,154,941
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$11,162,259,501
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$89,154,941

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Utilities	53.3%
Industrials	30.0%
Real Estate	9.2%
Communication Services	3.9%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.3%
Vinci SA	8.0%
Snam SpA	7.2%
Italgas SpA	4.8%
Terna - Rete Elettrica Nazionale	4.7%
Canadian National Railway Co.	4.7%
Crown Castle, Inc.	4.7%
American Tower Corp.	4.6%
Exelon Corp.	4.5%
Ferrovial SE	4.3%

Material Fund Change [Text Block]
C000082232
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Open Shares
Trading Symbol	GLFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$135	1.21%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  In the current market environment, we believe there are scarce valuation opportunities. As a result, we have positioned a relatively concentrated Portfolio where we believe the risk/return trade-off is favourable, however this brings a higher degree of stock-specific risk.

  Italian gas utility Italgas continued its strong run along with an improved macroeconomic environment in Italy and upgraded long-term company guidance.

  Global transport infrastructure owner Ferrovial performed strongly during the year after positively surprising in its earnings results, demonstrating pricing power across its US Express Lane portfolio, while exhibiting low sensitivity to current macro volatility.

  US mobile tower operators, American Tower and Crown Castle underperformed due to a combination of sector-wide and company-specific factors. Higher interest rates have raised discount rates and funding costs for tower operators, while elevated customer churn has moderated new tower growth.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
12/15	$10,000	$10,000	$10,000
1/16	$9,970	$9,402	$9,978
2/16	$10,007	$9,332	$9,961
3/16	$10,492	$9,965	$10,436
4/16	$10,589	$10,123	$10,552
5/16	$10,350	$10,180	$10,672
6/16	$10,316	$10,066	$11,078
7/16	$10,623	$10,491	$11,318
8/16	$10,578	$10,499	$11,046
9/16	$10,624	$10,555	$11,266
10/16	$10,429	$10,351	$11,091
11/16	$10,459	$10,500	$10,885
12/16	$10,901	$10,751	$11,226
1/17	$10,893	$11,011	$11,261
2/17	$11,430	$11,316	$11,639
3/17	$12,038	$11,437	$11,906
4/17	$12,361	$11,606	$12,095
5/17	$12,991	$11,851	$12,543
6/17	$12,630	$11,897	$12,361
7/17	$12,730	$12,182	$12,389
8/17	$13,119	$12,199	$12,687
9/17	$13,127	$12,473	$12,512
10/17	$13,182	$12,708	$12,813
11/17	$13,347	$12,984	$13,087
12/17	$13,132	$13,159	$12,912
1/18	$12,853	$13,854	$12,756
2/18	$12,197	$13,280	$12,192
3/18	$12,378	$12,991	$12,388
4/18	$13,043	$13,140	$12,696
5/18	$12,846	$13,222	$12,884
6/18	$13,175	$13,216	$13,232
7/18	$13,480	$13,629	$13,488
8/18	$13,174	$13,797	$13,366
9/18	$13,156	$13,874	$13,349
10/18	$13,114	$12,856	$13,065
11/18	$13,054	$13,002	$13,552
12/18	$12,610	$12,013	$12,979
1/19	$13,337	$12,948	$14,023
2/19	$13,673	$13,337	$14,483
3/19	$13,795	$13,512	$15,042
4/19	$14,161	$13,991	$15,191
5/19	$13,926	$13,184	$15,170
6/19	$14,413	$14,053	$15,533
7/19	$14,498	$14,122	$15,610
8/19	$14,493	$13,833	$15,845
9/19	$14,830	$14,128	$16,085
10/19	$15,091	$14,487	$16,067
11/19	$14,946	$14,891	$16,016
12/19	$15,376	$15,337	$16,500
1/20	$15,883	$15,244	$17,033
2/20	$14,928	$13,955	$15,802
3/20	$12,896	$12,108	$13,780
4/20	$13,774	$13,431	$14,755
5/20	$14,268	$14,080	$15,481
6/20	$14,196	$14,452	$15,153
7/20	$14,016	$15,144	$15,339
8/20	$14,026	$16,155	$15,441
9/20	$13,957	$15,598	$15,365
10/20	$13,667	$15,120	$15,030
11/20	$14,777	$17,053	$16,133
12/20	$14,657	$17,776	$16,052
1/21	$14,147	$17,599	$15,898
2/21	$14,227	$18,050	$15,749
3/21	$15,168	$18,651	$16,967
4/21	$15,588	$19,519	$17,500
5/21	$15,858	$19,800	$17,552
6/21	$15,893	$20,095	$17,593
7/21	$16,344	$20,455	$17,924
8/21	$16,404	$20,964	$18,235
9/21	$15,954	$20,094	$17,562
10/21	$16,575	$21,232	$18,420
11/21	$16,422	$20,766	$17,949
12/21	$17,524	$21,654	$19,214
1/22	$17,100	$20,508	$18,650
2/22	$17,047	$19,990	$18,538
3/22	$17,796	$20,538	$19,817
4/22	$17,968	$18,832	$19,379
5/22	$18,043	$18,846	$19,707
6/22	$17,430	$17,214	$18,702
7/22	$18,069	$18,580	$19,799
8/22	$17,619	$17,804	$19,359
9/22	$15,732	$16,149	$17,308
10/22	$16,692	$17,308	$17,919
11/22	$18,060	$18,512	$19,090
12/22	$17,252	$17,726	$18,422
1/23	$18,053	$18,980	$18,956
2/23	$17,713	$18,524	$18,206
3/23	$18,019	$19,096	$18,531
4/23	$18,447	$19,431	$18,905
5/23	$18,153	$19,237	$17,985
6/23	$18,363	$20,400	$18,496
7/23	$18,659	$21,085	$18,688
8/23	$17,871	$20,582	$17,997
9/23	$17,294	$19,694	$17,168
10/23	$17,405	$19,122	$17,242
11/23	$18,562	$20,915	$18,725
12/23	$19,080	$21,942	$19,217
1/24	$19,093	$22,205	$18,780
2/24	$19,230	$23,147	$18,909
3/24	$19,705	$23,891	$19,485
4/24	$19,101	$23,003	$18,878
5/24	$19,466	$24,030	$19,690
6/24	$18,893	$24,519	$19,388
7/24	$20,280	$24,951	$20,678
8/24	$20,595	$25,611	$21,317
9/24	$20,748	$26,080	$21,809
10/24	$20,276	$25,563	$21,533
11/24	$20,837	$26,736	$22,389
12/24	$20,306	$26,039	$21,132
1/25	$20,761	$26,958	$21,491
2/25	$21,267	$26,764	$22,109
3/25	$21,621	$25,572	$22,568
4/25	$22,570	$25,799	$22,845
5/25	$23,247	$27,326	$23,118
6/25	$23,517	$28,506	$23,268
7/25	$23,661	$28,873	$23,413
8/25	$23,690	$29,626	$23,494
9/25	$23,927	$30,578	$23,825
10/25	$24,556	$31,190	$23,635
11/25	$25,267	$31,279	$24,362
12/25	$25,085	$31,531	$23,966

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	23.53%	11.35%	9.63%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Core Infrastructure (USD) Index	13.41%	8.35%	9.13%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 11,162,259,501
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 89,154,941
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$11,162,259,501
# of Portfolio Holdings	30
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$89,154,941

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Utilities	53.3%
Industrials	30.0%
Real Estate	9.2%
Communication Services	3.9%
Other (includes short-term investments)	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.3%
Vinci SA	8.0%
Snam SpA	7.2%
Italgas SpA	4.8%
Terna - Rete Elettrica Nazionale	4.7%
Canadian National Railway Co.	4.7%
Crown Castle, Inc.	4.7%
American Tower Corp.	4.6%
Exelon Corp.	4.5%
Ferrovial SE	4.3%

Material Fund Change [Text Block]
C000028375
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.83%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks, helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock selection within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Underweight exposure to Japan and stock selection helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,514	$9,277
2/16	$9,274	$9,107
3/16	$9,912	$9,699
4/16	$10,029	$9,980
5/16	$10,035	$9,890
6/16	$9,766	$9,558
7/16	$9,994	$10,042
8/16	$9,905	$10,049
9/16	$10,052	$10,173
10/16	$9,599	$9,965
11/16	$9,416	$9,766
12/16	$9,582	$10,100
1/17	$9,724	$10,393
2/17	$9,831	$10,542
3/17	$10,109	$10,832
4/17	$10,410	$11,107
5/17	$10,812	$11,515
6/17	$10,747	$11,495
7/17	$11,096	$11,826
8/17	$11,054	$11,822
9/17	$11,261	$12,116
10/17	$11,439	$12,300
11/17	$11,623	$12,429
12/17	$11,768	$12,628
1/18	$12,368	$13,262
2/18	$11,714	$12,663
3/18	$11,744	$12,435
4/18	$11,768	$12,719
5/18	$11,606	$12,433
6/18	$11,450	$12,281
7/18	$11,630	$12,584
8/18	$11,413	$12,340
9/18	$11,534	$12,448
10/18	$10,690	$11,457
11/18	$10,678	$11,442
12/18	$10,166	$10,887
1/19	$10,724	$11,602
2/19	$11,087	$11,898
3/19	$11,178	$11,973
4/19	$11,496	$12,310
5/19	$11,120	$11,719
6/19	$11,749	$12,414
7/19	$11,515	$12,256
8/19	$11,275	$11,939
9/19	$11,568	$12,281
10/19	$11,809	$12,722
11/19	$11,893	$12,866
12/19	$12,321	$13,284
1/20	$12,096	$13,006
2/20	$11,215	$11,830
3/20	$9,481	$10,251
4/20	$10,030	$10,914
5/20	$10,560	$11,389
6/20	$10,831	$11,777
7/20	$11,282	$12,051
8/20	$11,877	$12,671
9/20	$11,618	$12,342
10/20	$11,106	$11,849
11/20	$12,754	$13,685
12/20	$13,400	$14,322
1/21	$13,099	$14,169
2/21	$13,286	$14,487
3/21	$13,627	$14,820
4/21	$14,063	$15,266
5/21	$14,397	$15,764
6/21	$14,129	$15,586
7/21	$14,216	$15,704
8/21	$14,574	$15,981
9/21	$14,150	$15,517
10/21	$14,507	$15,899
11/21	$13,698	$15,159
12/21	$14,203	$15,935
1/22	$13,666	$15,165
2/22	$13,421	$14,897
3/22	$13,224	$14,993
4/22	$12,418	$14,023
5/22	$12,774	$14,128
6/22	$11,739	$12,817
7/22	$12,197	$13,455
8/22	$11,488	$12,816
9/22	$10,455	$11,617
10/22	$10,959	$12,242
11/22	$12,264	$13,621
12/22	$12,097	$13,632
1/23	$13,180	$14,736
2/23	$12,778	$14,428
3/23	$13,155	$14,786
4/23	$13,340	$15,204
5/23	$12,853	$14,560
6/23	$13,693	$15,223
7/23	$13,944	$15,715
8/23	$13,460	$15,113
9/23	$12,931	$14,597
10/23	$12,528	$14,005
11/23	$13,637	$15,305
12/23	$14,085	$16,118
1/24	$13,972	$16,211
2/24	$14,469	$16,508
3/24	$14,966	$17,051
4/24	$14,443	$16,614
5/24	$15,175	$17,258
6/24	$14,844	$16,979
7/24	$15,497	$17,477
8/24	$16,150	$18,045
9/24	$16,318	$18,212
10/24	$15,312	$17,222
11/24	$15,303	$17,124
12/24	$14,917	$16,734
1/25	$15,799	$17,614
2/25	$16,283	$17,956
3/25	$16,226	$17,883
4/25	$16,928	$18,702
5/25	$17,811	$19,558
6/25	$18,352	$19,989
7/25	$18,029	$19,708
8/25	$18,689	$20,548
9/25	$19,407	$20,942
10/25	$19,426	$21,188
11/25	$19,560	$21,320
12/25	$20,006	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	34.12%	8.35%	7.18%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,178,411,558
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,207,806
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,178,411,558
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,207,806

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.2%
Health Care	9.1%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	4.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
Engie SA	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	1.9%
Bank Hapoalim BM	1.9%

Material Fund Change [Text Block]
C000028374
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$126	1.08%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks, helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock selection within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Underweight exposure to Japan and stock selection helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,512	$9,277
2/16	$9,269	$9,107
3/16	$9,901	$9,699
4/16	$10,017	$9,980
5/16	$10,023	$9,890
6/16	$9,750	$9,558
7/16	$9,977	$10,042
8/16	$9,886	$10,049
9/16	$10,031	$10,173
10/16	$9,577	$9,965
11/16	$9,397	$9,766
12/16	$9,554	$10,100
1/17	$9,694	$10,393
2/17	$9,799	$10,542
3/17	$10,073	$10,832
4/17	$10,377	$11,107
5/17	$10,767	$11,515
6/17	$10,703	$11,495
7/17	$11,047	$11,826
8/17	$11,005	$11,822
9/17	$11,204	$12,116
10/17	$11,380	$12,300
11/17	$11,561	$12,429
12/17	$11,704	$12,628
1/18	$12,300	$13,262
2/18	$11,645	$12,663
3/18	$11,674	$12,435
4/18	$11,692	$12,719
5/18	$11,527	$12,433
6/18	$11,373	$12,281
7/18	$11,550	$12,584
8/18	$11,332	$12,340
9/18	$11,450	$12,448
10/18	$10,609	$11,457
11/18	$10,597	$11,442
12/18	$10,085	$10,887
1/19	$10,638	$11,602
2/19	$10,994	$11,898
3/19	$11,083	$11,973
4/19	$11,401	$12,310
5/19	$11,019	$11,719
6/19	$11,636	$12,414
7/19	$11,407	$12,256
8/19	$11,165	$11,939
9/19	$11,452	$12,281
10/19	$11,688	$12,722
11/19	$11,771	$12,866
12/19	$12,192	$13,284
1/20	$11,966	$13,006
2/20	$11,092	$11,830
3/20	$9,371	$10,251
4/20	$9,914	$10,914
5/20	$10,439	$11,389
6/20	$10,704	$11,777
7/20	$11,151	$12,051
8/20	$11,732	$12,671
9/20	$11,472	$12,342
10/20	$10,966	$11,849
11/20	$12,590	$13,685
12/20	$13,220	$14,322
1/21	$12,920	$14,169
2/21	$13,103	$14,487
3/21	$13,436	$14,820
4/21	$13,866	$15,266
5/21	$14,193	$15,764
6/21	$13,925	$15,586
7/21	$14,010	$15,704
8/21	$14,352	$15,981
9/21	$13,932	$15,517
10/21	$14,286	$15,899
11/21	$13,485	$15,159
12/21	$13,982	$15,935
1/22	$13,446	$15,165
2/22	$13,208	$14,897
3/22	$13,009	$14,993
4/22	$12,211	$14,023
5/22	$12,564	$14,128
6/22	$11,545	$12,817
7/22	$11,989	$13,455
8/22	$11,285	$12,816
9/22	$10,268	$11,617
10/22	$10,765	$12,242
11/22	$12,038	$13,621
12/22	$11,878	$13,632
1/23	$12,933	$14,736
2/23	$12,544	$14,428
3/23	$12,909	$14,786
4/23	$13,088	$15,204
5/23	$12,609	$14,560
6/23	$13,429	$15,223
7/23	$13,672	$15,715
8/23	$13,196	$15,113
9/23	$12,676	$14,597
10/23	$12,278	$14,005
11/23	$13,358	$15,305
12/23	$13,791	$16,118
1/24	$13,673	$16,211
2/24	$14,169	$16,508
3/24	$14,648	$17,051
4/24	$14,127	$16,614
5/24	$14,841	$17,258
6/24	$14,522	$16,979
7/24	$15,152	$17,477
8/24	$15,790	$18,045
9/24	$15,943	$18,212
10/24	$14,965	$17,222
11/24	$14,948	$17,124
12/24	$14,572	$16,734
1/25	$15,429	$17,614
2/25	$15,903	$17,956
3/25	$15,839	$17,883
4/25	$16,523	$18,702
5/25	$17,379	$19,558
6/25	$17,899	$19,989
7/25	$17,589	$19,708
8/25	$18,223	$20,548
9/25	$18,921	$20,942
10/25	$18,930	$21,188
11/25	$19,059	$21,320
12/25	$19,494	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	33.78%	8.08%	6.90%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,178,411,558
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,207,806
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,178,411,558
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,207,806

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.2%
Health Care	9.1%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	4.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
Engie SA	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	1.9%
Bank Hapoalim BM	1.9%

Material Fund Change [Text Block]
C000134191
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks, helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock selection within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Underweight exposure to Japan and stock selection helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI EAFE Index
12/15	$1,000,000	$1,000,000
01/16	$951,377	$927,686
02/16	$927,358	$910,690
03/16	$991,213	$969,946
04/16	$1,002,929	$998,027
05/16	$1,003,515	$988,961
06/16	$976,567	$955,763
07/16	$999,414	$1,004,202
08/16	$990,859	$1,004,915
09/16	$1,005,595	$1,017,260
10/16	$960,207	$996,451
11/16	$941,935	$976,606
12/16	$958,272	$1,010,000
01/17	$972,486	$1,039,298
02/17	$983,147	$1,054,159
03/17	$1,010,983	$1,083,179
04/17	$1,041,780	$1,110,741
05/17	$1,081,461	$1,151,509
06/17	$1,074,946	$1,149,472
07/17	$1,109,890	$1,182,630
08/17	$1,105,602	$1,182,184
09/17	$1,126,407	$1,211,598
10/17	$1,144,239	$1,229,996
11/17	$1,162,666	$1,242,898
12/17	$1,177,228	$1,262,847
01/18	$1,237,322	$1,326,190
02/18	$1,171,820	$1,266,332
03/18	$1,174,825	$1,243,507
04/18	$1,176,627	$1,271,900
05/18	$1,161,003	$1,243,310
06/18	$1,145,379	$1,228,121
07/18	$1,162,806	$1,258,351
08/18	$1,141,129	$1,234,050
09/18	$1,153,198	$1,244,761
10/18	$1,069,318	$1,145,688
11/18	$1,068,111	$1,144,245
12/18	$1,016,914	$1,088,699
01/19	$1,072,760	$1,160,248
02/19	$1,109,125	$1,189,824
03/19	$1,118,216	$1,197,327
04/19	$1,150,035	$1,230,984
05/19	$1,112,372	$1,171,864
06/19	$1,174,711	$1,241,385
07/19	$1,151,983	$1,225,623
08/19	$1,127,924	$1,193,872
09/19	$1,156,611	$1,228,084
10/19	$1,180,735	$1,272,209
11/19	$1,189,862	$1,286,551
12/19	$1,232,177	$1,328,364
01/20	$1,209,629	$1,300,614
02/20	$1,122,090	$1,183,039
03/20	$948,338	$1,025,138
04/20	$1,003,382	$1,091,362
05/20	$1,055,773	$1,138,891
06/20	$1,083,626	$1,177,670
07/20	$1,128,722	$1,205,122
08/20	$1,187,669	$1,267,078
09/20	$1,162,371	$1,234,156
10/20	$1,111,110	$1,184,876
11/20	$1,275,546	$1,368,547
12/20	$1,340,427	$1,432,179
01/21	$1,310,253	$1,416,921
02/21	$1,329,028	$1,448,702
03/21	$1,363,226	$1,482,012
04/21	$1,406,812	$1,526,606
05/21	$1,440,339	$1,576,390
06/21	$1,413,517	$1,558,650
07/21	$1,422,234	$1,570,386
08/21	$1,458,053	$1,598,086
09/21	$1,415,526	$1,551,708
10/21	$1,451,303	$1,589,873
11/21	$1,370,300	$1,515,874
12/21	$1,421,214	$1,593,493
01/22	$1,367,374	$1,516,489
02/22	$1,342,829	$1,489,675
03/22	$1,323,827	$1,499,250
04/22	$1,242,275	$1,402,257
05/22	$1,278,696	$1,412,769
06/22	$1,174,975	$1,281,682
07/22	$1,220,898	$1,345,548
08/22	$1,149,801	$1,281,641
09/22	$1,046,327	$1,161,748
10/22	$1,096,822	$1,224,220
11/22	$1,226,785	$1,362,111
12/22	$1,210,588	$1,363,206
01/23	$1,319,187	$1,473,594
02/23	$1,278,778	$1,442,845
03/23	$1,316,662	$1,478,605
04/23	$1,335,183	$1,520,350
05/23	$1,286,355	$1,456,012
06/23	$1,370,541	$1,522,274
07/23	$1,395,796	$1,571,530
08/23	$1,347,233	$1,511,321
09/23	$1,294,153	$1,459,698
10/23	$1,254,553	$1,400,519
11/23	$1,364,926	$1,530,512
12/23	$1,410,374	$1,611,827
01/24	$1,398,133	$1,621,102
02/24	$1,448,847	$1,650,776
03/24	$1,497,812	$1,705,069
04/24	$1,445,349	$1,661,404
05/24	$1,519,672	$1,725,759
06/24	$1,486,445	$1,697,899
07/24	$1,551,149	$1,747,709
08/24	$1,617,525	$1,804,538
09/24	$1,633,462	$1,821,202
10/24	$1,533,418	$1,722,163
11/24	$1,532,532	$1,712,392
12/24	$1,494,449	$1,673,449
01/25	$1,582,077	$1,761,392
02/25	$1,630,654	$1,795,551
03/25	$1,624,939	$1,788,307
04/25	$1,695,423	$1,870,221
05/25	$1,784,004	$1,955,789
06/25	$1,838,296	$1,998,882
07/25	$1,805,911	$1,970,824
08/25	$1,871,221	$2,054,845
09/25	$1,944,188	$2,094,172
10/25	$1,945,149	$2,118,807
11/25	$1,958,590	$2,131,963
12/25	$2,003,984	$2,195,920

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	34.10%	8.38%	7.20%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,178,411,558
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,207,806
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,178,411,558
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,207,806

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.2%
Health Care	9.1%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	4.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
Engie SA	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	1.9%
Bank Hapoalim BM	1.9%

Material Fund Change [Text Block]
C000028377
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality significantly underperformed.

  Overweight exposures to the financials and information technology sectors helped performance, as did underweight exposure to healthcare. Stock selection in the financials sector, particularly banks, helped performance (Piraeus, Bankinter, KBC). Stock selection in the utilities sector also contributed (Engie).

  Stock selection in information technology (hardware & equipment) detracted as did stock selection in the healthcare sector, as the pharmaceutical industry underperformed the overall index (Novo Nordisk). Weak stock selection within materials (particularly chemicals) also hurt performance (Air Liquide, Croda).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange).

  Stock selection in the UK hurt performance (Unilever, Compass).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex USA Index
12/15	$10,000	$10,000
1/16	$9,523	$9,320
2/16	$9,364	$9,213
3/16	$10,102	$9,962
4/16	$10,250	$10,225
5/16	$10,216	$10,052
6/16	$10,182	$9,898
7/16	$10,466	$10,388
8/16	$10,327	$10,453
9/16	$10,477	$10,582
10/16	$10,075	$10,430
11/16	$9,776	$10,189
12/16	$9,937	$10,450
1/17	$10,258	$10,820
2/17	$10,396	$10,992
3/17	$10,683	$11,271
4/17	$11,051	$11,512
5/17	$11,476	$11,886
6/17	$11,430	$11,923
7/17	$11,890	$12,362
8/17	$11,917	$12,427
9/17	$12,136	$12,657
10/17	$12,322	$12,896
11/17	$12,518	$13,000
12/17	$12,750	$13,291
1/18	$13,409	$14,031
2/18	$12,773	$13,370
3/18	$12,738	$13,134
4/18	$12,669	$13,343
5/18	$12,449	$13,035
6/18	$12,264	$12,790
7/18	$12,484	$13,096
8/18	$12,259	$12,822
9/18	$12,363	$12,881
10/18	$11,326	$11,833
11/18	$11,408	$11,945
12/18	$10,850	$11,404
1/19	$11,564	$12,266
2/19	$11,789	$12,506
3/19	$11,920	$12,580
4/19	$12,324	$12,912
5/19	$11,801	$12,219
6/19	$12,491	$12,955
7/19	$12,229	$12,798
8/19	$11,932	$12,403
9/19	$12,205	$12,722
10/19	$12,479	$13,166
11/19	$12,550	$13,282
12/19	$13,055	$13,857
1/20	$12,764	$13,485
2/20	$11,792	$12,419
3/20	$9,934	$10,621
4/20	$10,590	$11,426
5/20	$11,088	$11,800
6/20	$11,476	$12,333
7/20	$11,986	$12,883
8/20	$12,533	$13,434
9/20	$12,302	$13,104
10/20	$11,926	$12,822
11/20	$13,456	$14,547
12/20	$14,143	$15,334
1/21	$13,836	$15,367
2/21	$13,947	$15,671
3/21	$14,266	$15,869
4/21	$14,585	$16,336
5/21	$15,051	$16,847
6/21	$14,818	$16,738
7/21	$14,671	$16,462
8/21	$14,891	$16,775
9/21	$14,339	$16,238
10/21	$14,781	$16,626
11/21	$14,069	$15,877
12/21	$14,602	$16,533
1/22	$14,234	$15,924
2/22	$13,815	$15,609
3/22	$13,765	$15,634
4/22	$12,953	$14,652
5/22	$13,257	$14,757
6/22	$12,115	$13,488
7/22	$12,585	$13,949
8/22	$12,010	$13,501
9/22	$10,927	$12,152
10/22	$11,449	$12,515
11/22	$12,608	$13,992
12/22	$12,332	$13,887
1/23	$13,356	$15,014
2/23	$12,876	$14,487
3/23	$13,252	$14,841
4/23	$13,369	$15,099
5/23	$12,889	$14,550
6/23	$13,589	$15,203
7/23	$13,836	$15,821
8/23	$13,252	$15,106
9/23	$12,669	$14,629
10/23	$12,332	$14,026
11/23	$13,304	$15,288
12/23	$13,819	$16,056
1/24	$13,753	$15,897
2/24	$14,293	$16,299
3/24	$14,740	$16,809
4/24	$14,201	$16,507
5/24	$14,727	$16,986
6/24	$14,490	$16,970
7/24	$14,872	$17,363
8/24	$15,426	$17,857
9/24	$15,545	$18,338
10/24	$14,570	$17,438
11/24	$14,491	$17,280
12/24	$14,111	$16,945
1/25	$14,821	$17,627
2/25	$14,968	$17,872
3/25	$14,741	$17,832
4/25	$15,142	$18,475
5/25	$15,946	$19,322
6/25	$16,401	$19,977
7/25	$15,999	$19,920
8/25	$16,492	$20,611
9/25	$17,296	$21,354
10/25	$17,269	$21,785
11/25	$17,175	$21,780
12/25	$17,596	$22,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	24.69%	4.47%	5.81%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 57,274,335
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 319,858
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$57,274,335
# of Portfolio Holdings	76
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$319,858

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	27.4%
Industrials	19.8%
Information Technology	15.8%
Consumer Discretionary	11.7%
Health Care	5.6%
Communication Services	5.2%
Consumer Staples	4.4%
Materials	3.9%
Utilities	2.5%
Other (includes short-term investments)	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
ASML Holding NV	3.0%
Tencent Holdings Ltd.	2.5%
Piraeus Bank SA	2.5%
Unilever PLC	2.1%
ABB Ltd.	2.1%
Compass Group PLC	2.0%
KBC Group NV	2.0%
Samsung Electronics Co. Ltd.	2.0%
Banco Santander SA	1.9%

Material Fund Change [Text Block]
C000028376
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality significantly underperformed.

  Overweight exposures to the financials and information technology sectors helped performance, as did underweight exposure to healthcare. Stock selection in the financials sector, particularly banks, helped performance (Piraeus, Bankinter, KBC). Stock selection in the utilities sector also contributed (Engie).

  Stock selection in information technology (hardware & equipment) detracted as did stock selection in the healthcare sector, as the pharmaceutical industry underperformed the overall index (Novo Nordisk). Weak stock selection within materials (particularly chemicals) also hurt performance (Air Liquide, Croda).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange).

  Stock selection in the UK hurt performance (Unilever, Compass).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex USA Index
12/15	$10,000	$10,000
1/16	$9,512	$9,320
2/16	$9,354	$9,213
3/16	$10,091	$9,962
4/16	$10,238	$10,225
5/16	$10,193	$10,052
6/16	$10,159	$9,898
7/16	$10,442	$10,388
8/16	$10,297	$10,453
9/16	$10,446	$10,582
10/16	$10,046	$10,430
11/16	$9,737	$10,189
12/16	$9,897	$10,450
1/17	$10,217	$10,820
2/17	$10,354	$10,992
3/17	$10,640	$11,271
4/17	$11,006	$11,512
5/17	$11,417	$11,886
6/17	$11,360	$11,923
7/17	$11,817	$12,362
8/17	$11,843	$12,427
9/17	$12,061	$12,657
10/17	$12,244	$12,896
11/17	$12,439	$13,000
12/17	$12,657	$13,291
1/18	$13,323	$14,031
2/18	$12,680	$13,370
3/18	$12,635	$13,134
4/18	$12,566	$13,343
5/18	$12,348	$13,035
6/18	$12,164	$12,790
7/18	$12,371	$13,096
8/18	$12,153	$12,822
9/18	$12,257	$12,881
10/18	$11,220	$11,833
11/18	$11,289	$11,945
12/18	$10,738	$11,404
1/19	$11,453	$12,266
2/19	$11,675	$12,506
3/19	$11,792	$12,580
4/19	$12,190	$12,912
5/19	$11,663	$12,219
6/19	$12,343	$12,955
7/19	$12,085	$12,798
8/19	$11,792	$12,403
9/19	$12,050	$12,722
10/19	$12,319	$13,166
11/19	$12,390	$13,282
12/19	$12,883	$13,857
1/20	$12,596	$13,485
2/20	$11,630	$12,419
3/20	$9,793	$10,621
4/20	$10,449	$11,426
5/20	$10,926	$11,800
6/20	$11,308	$12,333
7/20	$11,809	$12,883
8/20	$12,346	$13,434
9/20	$12,131	$13,104
10/20	$11,738	$12,822
11/20	$13,252	$14,547
12/20	$13,916	$15,334
1/21	$13,616	$15,367
2/21	$13,736	$15,671
3/21	$14,037	$15,869
4/21	$14,349	$16,336
5/21	$14,806	$16,847
6/21	$14,565	$16,738
7/21	$14,421	$16,462
8/21	$14,625	$16,775
9/21	$14,085	$16,238
10/21	$14,517	$16,626
11/21	$13,808	$15,877
12/21	$14,338	$16,533
1/22	$13,966	$15,924
2/22	$13,557	$15,609
3/22	$13,508	$15,634
4/22	$12,702	$14,652
5/22	$13,000	$14,757
6/22	$11,884	$13,488
7/22	$12,343	$13,949
8/22	$11,781	$13,501
9/22	$10,711	$12,152
10/22	$11,209	$12,515
11/22	$12,353	$13,992
12/22	$12,078	$13,887
1/23	$13,076	$15,014
2/23	$12,608	$14,487
3/23	$12,975	$14,841
4/23	$13,089	$15,099
5/23	$12,621	$14,550
6/23	$13,291	$15,203
7/23	$13,531	$15,821
8/23	$12,962	$15,106
9/23	$12,381	$14,629
10/23	$12,065	$14,026
11/23	$13,000	$15,288
12/23	$13,506	$16,056
1/24	$13,442	$15,897
2/24	$13,954	$16,299
3/24	$14,389	$16,809
4/24	$13,864	$16,507
5/24	$14,363	$16,986
6/24	$14,133	$16,970
7/24	$14,504	$17,363
8/24	$15,043	$17,857
9/24	$15,158	$18,338
10/24	$14,210	$17,438
11/24	$14,121	$17,280
12/24	$13,756	$16,945
1/25	$14,431	$17,627
2/25	$14,587	$17,872
3/25	$14,366	$17,832
4/25	$14,742	$18,475
5/25	$15,534	$19,322
6/25	$15,975	$19,977
7/25	$15,573	$19,920
8/25	$16,051	$20,611
9/25	$16,817	$21,354
10/25	$16,804	$21,785
11/25	$16,700	$21,780
12/25	$17,104	$22,433

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	24.34%	4.21%	5.51%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 57,274,335
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 319,858
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$57,274,335
# of Portfolio Holdings	76
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$319,858

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	27.4%
Industrials	19.8%
Information Technology	15.8%
Consumer Discretionary	11.7%
Health Care	5.6%
Communication Services	5.2%
Consumer Staples	4.4%
Materials	3.9%
Utilities	2.5%
Other (includes short-term investments)	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
ASML Holding NV	3.0%
Tencent Holdings Ltd.	2.5%
Piraeus Bank SA	2.5%
Unilever PLC	2.1%
ABB Ltd.	2.1%
Compass Group PLC	2.0%
KBC Group NV	2.0%
Samsung Electronics Co. Ltd.	2.0%
Banco Santander SA	1.9%

Material Fund Change [Text Block]
C000207194
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Institutional Shares
Trading Symbol	ICMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Across almost every industry, Quality stocks underperformed the market. This Quality headwind was a consistent theme of the Portfolio’s underperformance.

  Underweight to banks and overweights to commercial & professional services, software & services and healthcare equipment & services significantly hurt performance.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Stock selection within information technology - hardware & equipment - also hurt performance (Lotes, Keyence, Halma).

  The Portfolio's modest overweight to semiconductors, underweight to pharmaceuticals and zero exposure to energy helped performance.

  Underweight exposure to Japan and UK helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,000	$10,000
2/19	$10,990	$10,195	$10,270
3/19	$11,300	$10,256	$10,437
4/19	$11,700	$10,527	$10,766
5/19	$11,320	$9,962	$10,214
6/19	$12,030	$10,562	$10,892
7/19	$11,910	$10,434	$10,869
8/19	$11,680	$10,112	$10,672
9/19	$11,850	$10,372	$10,799
10/19	$12,190	$10,734	$11,192
11/19	$12,610	$10,829	$11,363
12/19	$13,006	$11,298	$11,834
1/20	$12,740	$10,994	$11,720
2/20	$12,002	$10,125	$10,865
3/20	$10,628	$8,659	$9,675
4/20	$11,428	$9,315	$10,510
5/20	$12,145	$9,620	$10,967
6/20	$12,576	$10,055	$11,523
7/20	$13,498	$10,503	$12,304
8/20	$14,246	$10,953	$12,806
9/20	$14,205	$10,683	$12,694
10/20	$13,939	$10,454	$12,471
11/20	$15,302	$11,860	$13,739
12/20	$16,121	$12,501	$14,461
1/21	$16,255	$12,528	$14,549
2/21	$16,214	$12,776	$14,496
3/21	$16,524	$12,938	$14,450
4/21	$17,269	$13,319	$14,983
5/21	$17,775	$13,735	$15,345
6/21	$17,796	$13,646	$15,404
7/21	$18,179	$13,421	$15,170
8/21	$18,571	$13,676	$15,513
9/21	$17,682	$13,238	$14,846
10/21	$18,189	$13,554	$15,306
11/21	$17,289	$12,944	$14,753
12/21	$17,731	$13,479	$15,198
1/22	$16,486	$12,982	$13,972
2/22	$15,905	$12,725	$13,582
3/22	$16,106	$12,746	$13,560
4/22	$14,871	$11,945	$12,551
5/22	$14,882	$12,031	$12,443
6/22	$13,636	$10,996	$11,430
7/22	$14,650	$11,372	$12,059
8/22	$13,721	$11,007	$11,589
9/22	$12,475	$9,907	$10,359
10/22	$13,161	$10,203	$10,562
11/22	$14,787	$11,407	$11,875
12/22	$14,167	$11,322	$11,694
1/23	$15,223	$12,240	$12,683
2/23	$14,754	$11,811	$12,140
3/23	$15,341	$12,099	$12,699
4/23	$15,575	$12,310	$12,827
5/23	$15,191	$11,862	$12,472
6/23	$15,949	$12,394	$12,946
7/23	$16,194	$12,898	$13,349
8/23	$15,426	$12,316	$12,668
9/23	$14,743	$11,927	$12,000
10/23	$14,338	$11,435	$11,533
11/23	$15,757	$12,464	$12,726
12/23	$16,693	$13,090	$13,335
1/24	$16,575	$12,960	$13,233
2/24	$17,197	$13,288	$13,739
3/24	$17,584	$13,703	$14,123
4/24	$16,532	$13,457	$13,732
5/24	$17,122	$13,848	$14,094
6/24	$17,380	$13,835	$14,225
7/24	$17,594	$14,155	$14,375
8/24	$18,475	$14,558	$14,833
9/24	$18,979	$14,950	$15,210
10/24	$18,035	$14,217	$14,436
11/24	$18,056	$14,088	$14,317
12/24	$17,629	$13,814	$14,011
1/25	$18,755	$14,371	$14,607
2/25	$18,523	$14,570	$14,618
3/25	$17,960	$14,537	$14,286
4/25	$18,667	$15,062	$14,868
5/25	$19,407	$15,752	$15,619
6/25	$19,639	$16,287	$16,238
7/25	$19,252	$16,240	$16,041
8/25	$19,551	$16,804	$16,493
9/25	$20,026	$17,409	$17,165
10/25	$19,948	$17,761	$17,579
11/25	$19,672	$17,756	$17,263
12/25	$19,689	$18,288	$17,605

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	11.69%	4.08%	10.16%
MSCI ACWI ex USA Index	32.39%	7.91%	10.15%
MSCI ACWI ex USA Growth Index	25.65%	4.01%	9.56%

Performance Inception Date	Dec. 31, 2018
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 559,261,974
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,179,167
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$559,261,974
# of Portfolio Holdings	48
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,179,167

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	22.3%
Industrials	21.7%
Financials	17.1%
Health Care	14.9%
Communication Services	8.3%
Consumer Staples	6.9%
Consumer Discretionary	6.4%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	3.8%
Novo Nordisk AS, Class B	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.4%
ASML Holding NV	3.3%
EssilorLuxottica SA	3.1%
Assa Abloy AB, Class B	3.0%
HDFC Bank Ltd. ADR	2.9%
Aon PLC, Class A	2.8%
London Stock Exchange Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Material Fund Change [Text Block]
C000207192
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Open Shares
Trading Symbol	OCMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Across almost every industry, Quality stocks underperformed the market. This Quality headwind was a consistent theme of the Portfolio’s underperformance.

  Underweight to banks and overweights to commercial & professional services, software & services and healthcare equipment & services significantly hurt performance.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Stock selection within information technology - hardware & equipment - also hurt performance (Lotes, Keyence, Halma).

  The Portfolio's modest overweight to semiconductors, underweight to pharmaceuticals and zero exposure to energy helped performance.

  Underweight exposure to Japan and UK helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,000	$10,000
2/19	$10,980	$10,195	$10,270
3/19	$11,290	$10,256	$10,437
4/19	$11,690	$10,527	$10,766
5/19	$11,310	$9,962	$10,214
6/19	$12,000	$10,562	$10,892
7/19	$11,880	$10,434	$10,869
8/19	$11,650	$10,112	$10,672
9/19	$11,820	$10,372	$10,799
10/19	$12,150	$10,734	$11,192
11/19	$12,580	$10,829	$11,363
12/19	$12,966	$11,298	$11,834
1/20	$12,700	$10,994	$11,720
2/20	$11,962	$10,125	$10,865
3/20	$10,588	$8,659	$9,675
4/20	$11,377	$9,315	$10,510
5/20	$12,095	$9,620	$10,967
6/20	$12,515	$10,055	$11,523
7/20	$13,427	$10,503	$12,304
8/20	$14,176	$10,953	$12,806
9/20	$14,135	$10,683	$12,694
10/20	$13,858	$10,454	$12,471
11/20	$15,211	$11,860	$13,739
12/20	$16,030	$12,501	$14,461
1/21	$16,154	$12,528	$14,549
2/21	$16,113	$12,776	$14,496
3/21	$16,423	$12,938	$14,450
4/21	$17,157	$13,319	$14,983
5/21	$17,653	$13,735	$15,345
6/21	$17,674	$13,646	$15,404
7/21	$18,046	$13,421	$15,170
8/21	$18,428	$13,676	$15,513
9/21	$17,550	$13,238	$14,846
10/21	$18,056	$13,554	$15,306
11/21	$17,147	$12,944	$14,753
12/21	$17,584	$13,479	$15,198
1/22	$16,342	$12,982	$13,972
2/22	$15,763	$12,725	$13,582
3/22	$15,963	$12,746	$13,560
4/22	$14,731	$11,945	$12,551
5/22	$14,741	$12,031	$12,443
6/22	$13,509	$10,996	$11,430
7/22	$14,510	$11,372	$12,059
8/22	$13,583	$11,007	$11,589
9/22	$12,340	$9,907	$10,359
10/22	$13,025	$10,203	$10,562
11/22	$14,625	$11,407	$11,875
12/22	$14,014	$11,322	$11,694
1/23	$15,054	$12,240	$12,683
2/23	$14,587	$11,811	$12,140
3/23	$15,171	$12,099	$12,699
4/23	$15,394	$12,310	$12,827
5/23	$15,011	$11,862	$12,472
6/23	$15,755	$12,394	$12,946
7/23	$15,999	$12,898	$13,349
8/23	$15,245	$12,316	$12,668
9/23	$14,555	$11,927	$12,000
10/23	$14,152	$11,435	$11,533
11/23	$15,553	$12,464	$12,726
12/23	$16,475	$13,090	$13,335
1/24	$16,348	$12,960	$13,233
2/24	$16,966	$13,288	$13,739
3/24	$17,339	$13,703	$14,123
4/24	$16,294	$13,457	$13,732
5/24	$16,880	$13,848	$14,094
6/24	$17,126	$13,835	$14,225
7/24	$17,339	$14,155	$14,375
8/24	$18,202	$14,558	$14,833
9/24	$18,703	$14,950	$15,210
10/24	$17,765	$14,217	$14,436
11/24	$17,776	$14,088	$14,317
12/24	$17,361	$13,814	$14,011
1/25	$18,455	$14,371	$14,607
2/25	$18,225	$14,570	$14,618
3/25	$17,678	$14,537	$14,286
4/25	$18,367	$15,062	$14,868
5/25	$19,089	$15,752	$15,619
6/25	$19,308	$16,287	$16,238
7/25	$18,925	$16,240	$16,041
8/25	$19,210	$16,804	$16,493
9/25	$19,680	$17,409	$17,165
10/25	$19,593	$17,761	$17,579
11/25	$19,319	$17,756	$17,263
12/25	$19,329	$18,288	$17,605

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/31/18
Open Shares	11.34%	3.81%	9.87%
MSCI ACWI ex USA Index	32.39%	7.91%	10.15%
MSCI ACWI ex USA Growth Index	25.65%	4.01%	9.56%

Performance Inception Date	Dec. 31, 2018
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 559,261,974
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,179,167
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$559,261,974
# of Portfolio Holdings	48
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,179,167

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	22.3%
Industrials	21.7%
Financials	17.1%
Health Care	14.9%
Communication Services	8.3%
Consumer Staples	6.9%
Consumer Discretionary	6.4%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	3.8%
Novo Nordisk AS, Class B	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.4%
ASML Holding NV	3.3%
EssilorLuxottica SA	3.1%
Assa Abloy AB, Class B	3.0%
HDFC Bank Ltd. ADR	2.9%
Aon PLC, Class A	2.8%
London Stock Exchange Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Material Fund Change [Text Block]
C000207193
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	R6 Shares
Trading Symbol	RCMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Across almost every industry, Quality stocks underperformed the market. This Quality headwind was a consistent theme of the Portfolio’s underperformance.

  Underweight to banks and overweights to commercial & professional services, software & services and healthcare equipment & services significantly hurt performance.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Stock selection within information technology - hardware & equipment - also hurt performance (Lotes, Keyence, Halma).

  The Portfolio's modest overweight to semiconductors, underweight to pharmaceuticals and zero exposure to energy helped performance.

  Underweight exposure to Japan and UK helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$988,563	$1,000,000	$1,000,000
03/23	$1,027,877	$1,024,446	$1,046,012
04/23	$1,043,603	$1,042,243	$1,056,597
05/23	$1,017,870	$1,004,349	$1,027,339
06/23	$1,068,620	$1,049,414	$1,066,352
07/23	$1,085,061	$1,092,079	$1,099,577
08/23	$1,034,310	$1,042,755	$1,043,503
09/23	$987,848	$1,009,820	$988,440
10/23	$960,686	$968,156	$949,969
11/23	$1,055,754	$1,055,304	$1,048,284
12/23	$1,119,034	$1,108,325	$1,098,404
01/24	$1,111,118	$1,097,316	$1,090,013
02/24	$1,152,856	$1,125,097	$1,131,681
03/24	$1,178,763	$1,160,267	$1,163,325
04/24	$1,108,239	$1,139,432	$1,131,147
05/24	$1,148,539	$1,172,508	$1,160,961
06/24	$1,165,090	$1,171,393	$1,171,744
07/24	$1,180,203	$1,198,516	$1,184,113
08/24	$1,239,213	$1,232,649	$1,221,776
09/24	$1,273,036	$1,265,841	$1,252,831
10/24	$1,209,708	$1,203,732	$1,189,133
11/24	$1,211,147	$1,192,836	$1,179,318
12/24	$1,182,346	$1,169,659	$1,154,089
01/25	$1,257,910	$1,216,789	$1,203,154
02/25	$1,242,353	$1,233,677	$1,204,076
03/25	$1,205,312	$1,230,878	$1,176,735
04/25	$1,252,724	$1,275,316	$1,224,688
05/25	$1,302,359	$1,333,741	$1,286,515
06/25	$1,317,916	$1,378,986	$1,337,537
07/25	$1,291,988	$1,375,042	$1,321,285
08/25	$1,311,990	$1,422,751	$1,358,538
09/25	$1,343,845	$1,474,014	$1,413,890
10/25	$1,338,659	$1,503,805	$1,447,977
11/25	$1,320,139	$1,503,421	$1,421,949
12/25	$1,321,824	$1,548,477	$1,450,131

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 2/22/23
R6 Shares	11.80%	10.26%
MSCI ACWI ex USA Index	32.39%	16.14%
MSCI ACWI ex USA Growth Index	25.65%	13.41%

Performance Inception Date	Feb. 22, 2023
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 559,261,974
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 3,179,167
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$559,261,974
# of Portfolio Holdings	48
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,179,167

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	22.3%
Industrials	21.7%
Financials	17.1%
Health Care	14.9%
Communication Services	8.3%
Consumer Staples	6.9%
Consumer Discretionary	6.4%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	3.8%
Novo Nordisk AS, Class B	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.4%
ASML Holding NV	3.3%
EssilorLuxottica SA	3.1%
Assa Abloy AB, Class B	3.0%
HDFC Bank Ltd. ADR	2.9%
Aon PLC, Class A	2.8%
London Stock Exchange Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Material Fund Change [Text Block]
C000028359
Shareholder Report [Line Items]
Fund Name	Lazard Global Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	1.03%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in Germany.

  Overweight exposure to the information technology sector and to Italy contributed, as did underweight exposure to the real estate sector and to Israel.

  Among the top contributors were Phoenix Financial and Lumentum.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Japan.

  Overweight exposure to the consumer discretionary sector and to Germany detracted, as did underweight exposure to the materials sector and to Canada.

  Among the top detractors were Floor & Décor and Bullish.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,413	$9,378	$9,214	$9,268
2/16	$9,257	$9,326	$9,203	$9,120
3/16	$10,037	$9,978	$9,940	$9,732
4/16	$9,982	$10,146	$10,169	$10,006
5/16	$10,092	$10,212	$10,221	$9,934
6/16	$9,697	$10,087	$9,682	$9,574
7/16	$10,064	$10,530	$10,276	$10,073
8/16	$9,879	$10,540	$10,215	$10,071
9/16	$10,186	$10,610	$10,519	$10,219
10/16	$9,711	$10,379	$10,221	$9,999
11/16	$9,469	$10,567	$9,934	$9,788
12/16	$9,526	$10,819	$10,218	$10,115
1/17	$9,829	$11,079	$10,579	$10,418
2/17	$9,923	$11,377	$10,816	$10,578
3/17	$10,187	$11,493	$11,033	$10,858
4/17	$10,763	$11,671	$11,505	$11,161
5/17	$11,122	$11,894	$11,929	$11,571
6/17	$11,132	$11,959	$11,927	$11,553
7/17	$11,622	$12,243	$12,359	$11,899
8/17	$11,726	$12,257	$12,460	$11,909
9/17	$12,132	$12,560	$12,816	$12,212
10/17	$12,406	$12,790	$13,032	$12,400
11/17	$12,671	$13,067	$13,239	$12,540
12/17	$13,020	$13,247	$13,592	$12,761
1/18	$13,615	$13,915	$14,287	$13,403
2/18	$13,010	$13,341	$13,780	$12,817
3/18	$13,114	$13,090	$13,624	$12,599
4/18	$12,954	$13,237	$13,809	$12,869
5/18	$12,840	$13,356	$13,677	$12,605
6/18	$12,652	$13,345	$13,411	$12,437
7/18	$12,755	$13,726	$13,499	$12,709
8/18	$12,470	$13,914	$13,390	$12,485
9/18	$12,277	$13,953	$13,293	$12,564
10/18	$10,763	$12,880	$12,014	$11,533
11/18	$10,628	$13,018	$11,929	$11,508
12/18	$9,780	$12,000	$11,160	$10,923
1/19	$10,733	$12,973	$12,059	$11,664
2/19	$10,969	$13,375	$12,330	$11,956
3/19	$10,812	$13,517	$12,349	$12,023
4/19	$11,195	$13,988	$12,721	$12,365
5/19	$10,753	$13,167	$12,049	$11,763
6/19	$11,176	$14,022	$12,560	$12,432
7/19	$10,920	$14,093	$12,471	$12,284
8/19	$10,707	$13,780	$12,163	$11,968
9/19	$10,969	$14,072	$12,505	$12,310
10/19	$11,424	$14,434	$13,073	$12,769
11/19	$11,788	$14,844	$13,362	$12,932
12/19	$12,324	$15,298	$13,946	$13,373
1/20	$11,990	$15,163	$13,542	$13,078
2/20	$10,969	$13,868	$12,214	$11,882
3/20	$9,069	$11,906	$10,108	$10,230
4/20	$10,019	$13,240	$11,159	$10,946
5/20	$10,747	$13,913	$11,955	$11,466
6/20	$11,141	$14,280	$12,118	$11,823
7/20	$11,495	$14,949	$12,525	$12,115
8/20	$12,054	$15,931	$13,460	$12,778
9/20	$11,950	$15,404	$13,359	$12,480
10/20	$11,629	$14,986	$12,895	$11,991
11/20	$13,069	$16,947	$14,666	$13,819
12/20	$13,980	$17,730	$15,667	$14,506
1/21	$13,970	$17,621	$15,609	$14,366
2/21	$14,280	$18,126	$16,023	$14,697
3/21	$14,456	$18,701	$16,373	$15,033
4/21	$15,388	$19,553	$17,031	$15,508
5/21	$15,772	$19,820	$17,372	$15,984
6/21	$15,647	$20,082	$17,084	$15,791
7/21	$15,885	$20,378	$17,375	$15,933
8/21	$16,521	$20,884	$17,875	$16,242
9/21	$15,913	$20,044	$17,237	$15,754
10/21	$16,165	$21,127	$17,508	$16,119
11/21	$15,253	$20,594	$16,529	$15,345
12/21	$15,634	$21,460	$17,250	$16,113
1/22	$14,567	$20,265	$15,988	$15,272
2/22	$13,998	$19,819	$15,785	$15,014
3/22	$13,855	$20,319	$15,778	$15,095
4/22	$12,973	$18,643	$14,696	$14,109
5/22	$12,902	$18,651	$14,590	$14,184
6/22	$11,238	$17,006	$12,988	$12,831
7/22	$11,992	$18,380	$13,846	$13,501
8/22	$11,066	$17,631	$13,232	$12,867
9/22	$9,951	$15,972	$11,711	$11,621
10/22	$10,442	$17,135	$12,206	$12,227
11/22	$11,766	$18,310	$13,416	$13,580
12/22	$11,518	$17,550	$13,560	$13,610
1/23	$12,522	$18,837	$14,572	$14,700
2/23	$12,237	$18,392	$14,256	$14,391
3/23	$12,357	$18,838	$14,227	$14,693
4/23	$12,507	$19,129	$14,513	$15,091
5/23	$12,103	$18,901	$13,907	$14,453
6/23	$12,237	$20,049	$14,309	$15,078
7/23	$12,522	$20,756	$14,943	$15,590
8/23	$12,185	$20,228	$14,446	$15,004
9/23	$11,480	$19,335	$13,807	$14,470
10/23	$10,879	$18,707	$12,996	$13,847
11/23	$11,990	$20,460	$14,303	$15,147
12/23	$12,849	$21,565	$15,345	$15,993
1/24	$12,482	$21,731	$15,092	$16,035
2/24	$12,375	$22,632	$15,149	$16,297
3/24	$12,681	$23,375	$15,713	$16,843
4/24	$12,207	$22,471	$15,246	$16,402
5/24	$12,681	$23,477	$15,907	$17,048
6/24	$12,498	$23,856	$15,423	$16,739
7/24	$13,354	$24,399	$16,302	$17,293
8/24	$13,776	$24,989	$16,625	$17,825
9/24	$13,822	$25,448	$17,049	$18,030
10/24	$12,690	$24,924	$15,981	$17,028
11/24	$12,598	$26,116	$15,992	$16,947
12/24	$12,375	$25,342	$15,624	$16,561
1/25	$12,952	$26,235	$16,162	$17,389
2/25	$12,859	$25,977	$16,115	$17,673
3/25	$12,952	$24,839	$16,200	$17,625
4/25	$13,763	$25,054	$17,140	$18,462
5/25	$14,978	$26,535	$18,101	$19,334
6/25	$15,617	$27,691	$18,888	$19,818
7/25	$15,680	$28,045	$18,872	$19,578
8/25	$16,460	$28,851	$19,745	$20,423
9/25	$16,397	$29,741	$20,136	$20,804
10/25	$16,522	$30,280	$20,170	$20,989
11/25	$16,554	$30,409	$20,515	$21,137
12/25	$16,821	$30,659	$20,706	$21,749

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	35.93%	3.77%	5.34%
MSCI World Investable Market Index (IMI)	20.98%	11.58%	11.86%
MSCI EAFE/World Small Cap Linked Index	32.53%	5.73%	7.55%
MSCI EAFE Investable Market Index (IMI)	31.33%	8.44%	8.08%

Performance Table Market Index Changed [Text Block]	Effective as of September 1, 2025, the MSCI World IMI replaced the MSCI EAFE IMI as the Portfolio’s broad-based securities market index.
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 12,885,457
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,885,457
# of Portfolio Holdings	80
Portfolio Turnover Rate	160%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	20.3%
Industrials	20.2%
Consumer Discretionary	18.5%
Financials	16.2%
Health Care	8.6%
Consumer Staples	4.7%
Materials	4.3%
Energy	3.2%
Other (includes short-term investments)	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.2%
RH	2.8%
Lumentum Holdings, Inc.	2.4%
First Watch Restaurant Group, Inc.	2.3%
Floor & Decor Holdings, Inc., Class A	2.3%
Coherent Corp.	2.1%
Lottomatica Group SpA	2.1%
Organo Corp.	2.0%
Arca Continental SAB de CV	1.9%
Zeta Global Holdings Corp., Class A	1.9%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective September 1, 2025, the Portfolio’s name changed from Lazard International Small Cap Equity Portfolio to Lazard Global Small Cap Equity Portfolio. In connection with this change, the Portfolio’s principal investment strategies permit increased exposure to the equity securities of U.S. small capitalization companies.

Material Fund Change Name [Text Block]

Effective September 1, 2025, the Portfolio’s name changed from Lazard International Small Cap Equity Portfolio to Lazard Global Small Cap Equity Portfolio. In connection with this change, the Portfolio’s principal investment strategies permit increased exposure to the equity securities of U.S. small capitalization companies.

C000028358
Shareholder Report [Line Items]
Fund Name	Lazard Global Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$151	1.28%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology sector boosted relative performance, as did stock selection in Germany.

  Overweight exposure to the information technology sector and to Italy contributed, as did underweight exposure to the real estate sector and to Israel.

  Among the top contributors were Phoenix Financial and Lumentum.

  Stock selection in the consumer discretionary sector undercut relative performance, as did stock selection in Japan.

  Overweight exposure to the consumer discretionary sector and to Germany detracted, as did underweight exposure to the materials sector and to Canada.

  Among the top detractors were Floor & Décor and Bullish.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,405	$9,378	$9,214	$9,268
2/16	$9,250	$9,326	$9,203	$9,120
3/16	$10,027	$9,978	$9,940	$9,732
4/16	$9,973	$10,146	$10,169	$10,006
5/16	$10,073	$10,212	$10,221	$9,934
6/16	$9,680	$10,087	$9,682	$9,574
7/16	$10,046	$10,530	$10,276	$10,073
8/16	$9,855	$10,540	$10,215	$10,071
9/16	$10,161	$10,610	$10,519	$10,219
10/16	$9,697	$10,379	$10,221	$9,999
11/16	$9,447	$10,567	$9,934	$9,788
12/16	$9,499	$10,819	$10,218	$10,115
1/17	$9,799	$11,079	$10,579	$10,418
2/17	$9,893	$11,377	$10,816	$10,578
3/17	$10,155	$11,493	$11,033	$10,858
4/17	$10,726	$11,671	$11,505	$11,161
5/17	$11,082	$11,894	$11,929	$11,571
6/17	$11,092	$11,959	$11,927	$11,553
7/17	$11,579	$12,243	$12,359	$11,899
8/17	$11,682	$12,257	$12,460	$11,909
9/17	$12,075	$12,560	$12,816	$12,212
10/17	$12,347	$12,790	$13,032	$12,400
11/17	$12,609	$13,067	$13,239	$12,540
12/17	$12,947	$13,247	$13,592	$12,761
1/18	$13,537	$13,915	$14,287	$13,403
2/18	$12,937	$13,341	$13,780	$12,817
3/18	$13,031	$13,090	$13,624	$12,599
4/18	$12,881	$13,237	$13,809	$12,869
5/18	$12,759	$13,356	$13,677	$12,605
6/18	$12,572	$13,345	$13,411	$12,437
7/18	$12,675	$13,726	$13,499	$12,709
8/18	$12,379	$13,914	$13,390	$12,485
9/18	$12,188	$13,953	$13,293	$12,564
10/18	$10,680	$12,880	$12,014	$11,533
11/18	$10,556	$13,018	$11,929	$11,508
12/18	$9,698	$12,000	$11,160	$10,923
1/19	$10,641	$12,973	$12,059	$11,664
2/19	$10,875	$13,375	$12,330	$11,956
3/19	$10,719	$13,517	$12,349	$12,023
4/19	$11,099	$13,988	$12,721	$12,365
5/19	$10,651	$13,167	$12,049	$11,763
6/19	$11,069	$14,022	$12,560	$12,432
7/19	$10,816	$14,093	$12,471	$12,284
8/19	$10,605	$13,780	$12,163	$11,968
9/19	$10,855	$14,072	$12,505	$12,310
10/19	$11,315	$14,434	$13,073	$12,769
11/19	$11,665	$14,844	$13,362	$12,932
12/19	$12,196	$15,298	$13,946	$13,373
1/20	$11,866	$15,163	$13,542	$13,078
2/20	$10,855	$13,868	$12,214	$11,882
3/20	$8,964	$11,906	$10,108	$10,230
4/20	$9,905	$13,240	$11,159	$10,946
5/20	$10,625	$13,913	$11,955	$11,466
6/20	$11,005	$14,280	$12,118	$11,823
7/20	$11,355	$14,949	$12,525	$12,115
8/20	$11,909	$15,931	$13,460	$12,778
9/20	$11,806	$15,404	$13,359	$12,480
10/20	$11,490	$14,986	$12,895	$11,991
11/20	$12,900	$16,947	$14,666	$13,819
12/20	$13,800	$17,730	$15,667	$14,506
1/21	$13,779	$17,621	$15,609	$14,366
2/21	$14,086	$18,126	$16,023	$14,697
3/21	$14,260	$18,701	$16,373	$15,033
4/21	$15,180	$19,553	$17,031	$15,508
5/21	$15,548	$19,820	$17,372	$15,984
6/21	$15,425	$20,082	$17,084	$15,791
7/21	$15,660	$20,378	$17,375	$15,933
8/21	$16,287	$20,884	$17,875	$16,242
9/21	$15,689	$20,044	$17,237	$15,754
10/21	$15,926	$21,127	$17,508	$16,119
11/21	$15,028	$20,594	$16,529	$15,345
12/21	$15,401	$21,460	$17,250	$16,113
1/22	$14,340	$20,265	$15,988	$15,272
2/22	$13,782	$19,819	$15,785	$15,014
3/22	$13,628	$20,319	$15,778	$15,095
4/22	$12,762	$18,643	$14,696	$14,109
5/22	$12,692	$18,651	$14,590	$14,184
6/22	$11,059	$17,006	$12,988	$12,831
7/22	$11,785	$18,380	$13,846	$13,501
8/22	$10,876	$17,631	$13,232	$12,867
9/22	$9,782	$15,972	$11,711	$11,621
10/22	$10,263	$17,135	$12,206	$12,227
11/22	$11,563	$18,310	$13,416	$13,580
12/22	$11,321	$17,550	$13,560	$13,610
1/23	$12,303	$18,837	$14,572	$14,700
2/23	$12,010	$18,392	$14,256	$14,391
3/23	$12,127	$18,838	$14,227	$14,693
4/23	$12,274	$19,129	$14,513	$15,091
5/23	$11,878	$18,901	$13,907	$14,453
6/23	$12,010	$20,049	$14,309	$15,078
7/23	$12,289	$20,756	$14,943	$15,590
8/23	$11,959	$20,228	$14,446	$15,004
9/23	$11,254	$19,335	$13,807	$14,470
10/23	$10,666	$18,707	$12,996	$13,847
11/23	$11,738	$20,460	$14,303	$15,147
12/23	$12,593	$21,565	$15,345	$15,993
1/24	$12,220	$21,731	$15,092	$16,035
2/24	$12,130	$22,632	$15,149	$16,297
3/24	$12,414	$23,375	$15,713	$16,843
4/24	$11,951	$22,471	$15,246	$16,402
5/24	$12,414	$23,477	$15,907	$17,048
6/24	$12,234	$23,856	$15,423	$16,739
7/24	$13,071	$24,399	$16,302	$17,293
8/24	$13,468	$24,989	$16,625	$17,825
9/24	$13,513	$25,448	$17,049	$18,030
10/24	$12,407	$24,924	$15,981	$17,028
11/24	$12,317	$26,116	$15,992	$16,947
12/24	$12,100	$25,342	$15,624	$16,561
1/25	$12,662	$26,235	$16,162	$17,389
2/25	$12,571	$25,977	$16,115	$17,673
3/25	$12,647	$24,839	$16,200	$17,625
4/25	$13,436	$25,054	$17,140	$18,462
5/25	$14,620	$26,535	$18,101	$19,334
6/25	$15,243	$27,691	$18,888	$19,818
7/25	$15,303	$28,045	$18,872	$19,578
8/25	$16,063	$28,851	$19,745	$20,423
9/25	$15,987	$29,741	$20,136	$20,804
10/25	$16,125	$30,280	$20,170	$20,989
11/25	$16,140	$30,409	$20,515	$21,137
12/25	$16,406	$30,659	$20,706	$21,749

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	35.58%	3.52%	5.07%
MSCI World Investable Market Index (IMI)	20.98%	11.58%	11.86%
MSCI EAFE/World Small Cap Linked Index	32.53%	5.73%	7.55%
MSCI EAFE Investable Market Index (IMI)	31.33%	8.44%	8.08%

Performance Table Market Index Changed [Text Block]	Effective as of September 1, 2025, the MSCI World IMI replaced the MSCI EAFE IMI as the Portfolio’s broad-based securities market index.
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 12,885,457
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,885,457
# of Portfolio Holdings	80
Portfolio Turnover Rate	160%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	20.3%
Industrials	20.2%
Consumer Discretionary	18.5%
Financials	16.2%
Health Care	8.6%
Consumer Staples	4.7%
Materials	4.3%
Energy	3.2%
Other (includes short-term investments)	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.2%
RH	2.8%
Lumentum Holdings, Inc.	2.4%
First Watch Restaurant Group, Inc.	2.3%
Floor & Decor Holdings, Inc., Class A	2.3%
Coherent Corp.	2.1%
Lottomatica Group SpA	2.1%
Organo Corp.	2.0%
Arca Continental SAB de CV	1.9%
Zeta Global Holdings Corp., Class A	1.9%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective September 1, 2025, the Portfolio’s name changed from Lazard International Small Cap Equity Portfolio to Lazard Global Small Cap Equity Portfolio. In connection with this change, the Portfolio’s principal investment strategies permit increased exposure to the equity securities of U.S. small capitalization companies.

Material Fund Change Name [Text Block]

Effective September 1, 2025, the Portfolio’s name changed from Lazard International Small Cap Equity Portfolio to Lazard Global Small Cap Equity Portfolio. In connection with this change, the Portfolio’s principal investment strategies permit increased exposure to the equity securities of U.S. small capitalization companies.

C000028378
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Open Shares
Trading Symbol	LISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$123	1.09%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality has significantly underperformed.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Overweight exposure to the information technology sector detracted from performance as did stock selection in the healthcare sector (Novo Nordisk).

  Overweight exposure and stock selection in the financials sector, particularly banks, helped performance (Bank Leumi, Phoenix Financial, Piraeus Bank, Societe Generale). Underweight exposures to the health care and energy sectors helped along with stock selection in information technology (software & services).

  Underweight exposure to Japan and UK helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,487	$9,277
2/16	$9,360	$9,107
3/16	$9,963	$9,699
4/16	$10,030	$9,980
5/16	$10,037	$9,890
6/16	$9,829	$9,558
7/16	$10,067	$10,042
8/16	$9,940	$10,049
9/16	$10,037	$10,173
10/16	$9,650	$9,965
11/16	$9,330	$9,766
12/16	$9,463	$10,100
1/17	$9,681	$10,393
2/17	$9,749	$10,542
3/17	$9,991	$10,832
4/17	$10,345	$11,107
5/17	$10,790	$11,515
6/17	$10,767	$11,495
7/17	$11,182	$11,826
8/17	$11,167	$11,822
9/17	$11,370	$12,116
10/17	$11,574	$12,300
11/17	$11,785	$12,429
12/17	$12,059	$12,628
1/18	$12,837	$13,262
2/18	$12,303	$12,663
3/18	$12,326	$12,435
4/18	$12,318	$12,719
5/18	$12,296	$12,433
6/18	$12,067	$12,281
7/18	$12,227	$12,584
8/18	$12,100	$12,340
9/18	$12,206	$12,448
10/18	$11,178	$11,457
11/18	$11,323	$11,442
12/18	$10,787	$10,887
1/19	$11,516	$11,602
2/19	$11,898	$11,898
3/19	$12,014	$11,973
4/19	$12,370	$12,310
5/19	$11,790	$11,719
6/19	$12,437	$12,414
7/19	$12,196	$12,256
8/19	$12,000	$11,939
9/19	$12,241	$12,281
10/19	$12,457	$12,722
11/19	$12,632	$12,866
12/19	$13,074	$13,284
1/20	$12,881	$13,006
2/20	$11,895	$11,830
3/20	$9,957	$10,251
4/20	$10,657	$10,914
5/20	$11,187	$11,389
6/20	$11,550	$11,777
7/20	$11,996	$12,051
8/20	$12,707	$12,671
9/20	$12,310	$12,342
10/20	$11,897	$11,849
11/20	$13,744	$13,685
12/20	$14,426	$14,322
1/21	$14,035	$14,169
2/21	$14,400	$14,487
3/21	$14,808	$14,820
4/21	$15,462	$15,266
5/21	$15,886	$15,764
6/21	$15,479	$15,586
7/21	$15,598	$15,704
8/21	$15,992	$15,981
9/21	$15,380	$15,517
10/21	$15,711	$15,899
11/21	$14,716	$15,159
12/21	$15,244	$15,935
1/22	$14,682	$15,165
2/22	$14,258	$14,897
3/22	$13,953	$14,993
4/22	$13,133	$14,023
5/22	$13,418	$14,128
6/22	$12,321	$12,817
7/22	$12,948	$13,455
8/22	$12,155	$12,816
9/22	$11,058	$11,617
10/22	$11,814	$12,242
11/22	$13,022	$13,621
12/22	$12,647	$13,632
1/23	$13,579	$14,736
2/23	$13,169	$14,428
3/23	$13,616	$14,786
4/23	$13,672	$15,204
5/23	$13,523	$14,560
6/23	$14,139	$15,223
7/23	$14,279	$15,715
8/23	$13,807	$15,113
9/23	$13,209	$14,597
10/23	$12,714	$14,005
11/23	$13,993	$15,305
12/23	$14,753	$16,118
1/24	$14,649	$16,211
2/24	$15,300	$16,508
3/24	$15,593	$17,051
4/24	$14,838	$16,614
5/24	$15,423	$17,258
6/24	$15,093	$16,979
7/24	$15,584	$17,477
8/24	$16,061	$18,045
9/24	$15,909	$18,212
10/24	$14,983	$17,222
11/24	$15,087	$17,124
12/24	$14,515	$16,734
1/25	$15,251	$17,614
2/25	$15,507	$17,956
3/25	$15,262	$17,883
4/25	$15,816	$18,702
5/25	$16,733	$19,558
6/25	$17,341	$19,989
7/25	$17,192	$19,708
8/25	$17,539	$20,548
9/25	$18,038	$20,942
10/25	$17,951	$21,188
11/25	$17,940	$21,320
12/25	$18,188	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	25.31%	4.74%	6.16%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,532,571,135
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 15,505,885
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,532,571,135
# of Portfolio Holdings	67
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,505,885

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.4%
Information Technology	11.3%
Consumer Staples	9.1%
Health Care	8.2%
Consumer Discretionary	8.1%
Utilities	4.9%
Materials	4.7%
Communication Services	3.5%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

ASML Holding NV	3.3%
Societe Generale SA	3.1%
Piraeus Bank SA	2.9%
Bank Leumi Le-Israel BM	2.9%
Banco Santander SA	2.6%
RELX PLC	2.3%
Element Fleet Management Corp.	2.1%
Unilever PLC	2.1%
MTU Aero Engines AG	2.0%
Weir Group PLC	2.0%

Material Fund Change [Text Block]
C000028379
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality has significantly underperformed.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Overweight exposure to the information technology sector detracted from performance as did stock selection in the healthcare sector (Novo Nordisk).

  Overweight exposure and stock selection in the financials sector, particularly banks, helped performance (Bank Leumi, Phoenix Financial, Piraeus Bank, Societe Generale). Underweight exposures to the health care and energy sectors helped along with stock selection in information technology (software & services).

  Underweight exposure to Japan and UK helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,490	$9,277
2/16	$9,362	$9,107
3/16	$9,970	$9,699
4/16	$10,038	$9,980
5/16	$10,053	$9,890
6/16	$9,842	$9,558
7/16	$10,083	$10,042
8/16	$9,962	$10,049
9/16	$10,060	$10,173
10/16	$9,677	$9,965
11/16	$9,355	$9,766
12/16	$9,483	$10,100
1/17	$9,712	$10,393
2/17	$9,780	$10,542
3/17	$10,024	$10,832
4/17	$10,382	$11,107
5/17	$10,832	$11,515
6/17	$10,809	$11,495
7/17	$11,228	$11,826
8/17	$11,213	$11,822
9/17	$11,427	$12,116
10/17	$11,625	$12,300
11/17	$11,846	$12,429
12/17	$12,124	$12,628
1/18	$12,904	$13,262
2/18	$12,371	$12,663
3/18	$12,402	$12,435
4/18	$12,394	$12,719
5/18	$12,371	$12,433
6/18	$12,147	$12,281
7/18	$12,310	$12,584
8/18	$12,180	$12,340
9/18	$12,296	$12,448
10/18	$11,261	$11,457
11/18	$11,416	$11,442
12/18	$10,869	$10,887
1/19	$11,611	$11,602
2/19	$11,991	$11,898
3/19	$12,117	$11,973
4/19	$12,480	$12,310
5/19	$11,898	$11,719
6/19	$12,547	$12,414
7/19	$12,311	$12,256
8/19	$12,112	$11,939
9/19	$12,357	$12,281
10/19	$12,585	$12,722
11/19	$12,762	$12,866
12/19	$13,212	$13,284
1/20	$13,023	$13,006
2/20	$12,026	$11,830
3/20	$10,068	$10,251
4/20	$10,772	$10,914
5/20	$11,313	$11,389
6/20	$11,683	$11,777
7/20	$12,138	$12,051
8/20	$12,863	$12,671
9/20	$12,467	$12,342
10/20	$12,045	$11,849
11/20	$13,921	$13,685
12/20	$14,610	$14,322
1/21	$14,219	$14,169
2/21	$14,593	$14,487
3/21	$15,018	$14,820
4/21	$15,678	$15,266
5/21	$16,112	$15,764
6/21	$15,704	$15,586
7/21	$15,825	$15,704
8/21	$16,228	$15,981
9/21	$15,611	$15,517
10/21	$15,950	$15,899
11/21	$14,942	$15,159
12/21	$15,485	$15,935
1/22	$14,908	$15,165
2/22	$14,492	$14,897
3/22	$14,180	$14,993
4/22	$13,348	$14,023
5/22	$13,641	$14,128
6/22	$12,525	$12,817
7/22	$13,168	$13,455
8/22	$12,364	$12,816
9/22	$11,248	$11,617
10/22	$12,023	$12,242
11/22	$13,262	$13,621
12/22	$12,872	$13,632
1/23	$13,831	$14,736
2/23	$13,409	$14,428
3/23	$13,879	$14,786
4/23	$13,937	$15,204
5/23	$13,783	$14,560
6/23	$14,416	$15,223
7/23	$14,560	$15,715
8/23	$14,075	$15,113
9/23	$13,470	$14,597
10/23	$12,971	$14,005
11/23	$14,286	$15,305
12/23	$15,068	$16,118
1/24	$14,951	$16,211
2/24	$15,623	$16,508
3/24	$15,934	$17,051
4/24	$15,165	$16,614
5/24	$15,759	$17,258
6/24	$15,428	$16,979
7/24	$15,934	$17,477
8/24	$16,426	$18,045
9/24	$16,280	$18,212
10/24	$15,324	$17,222
11/24	$15,441	$17,124
12/24	$14,862	$16,734
1/25	$15,613	$17,614
2/25	$15,878	$17,956
3/25	$15,624	$17,883
4/25	$16,199	$18,702
5/25	$17,148	$19,558
6/25	$17,778	$19,989
7/25	$17,623	$19,708
8/25	$17,982	$20,548
9/25	$18,499	$20,942
10/25	$18,420	$21,188
11/25	$18,409	$21,320
12/25	$18,658	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	25.54%	5.01%	6.44%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,532,571,135
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 15,505,885
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,532,571,135
# of Portfolio Holdings	67
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,505,885

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.4%
Information Technology	11.3%
Consumer Staples	9.1%
Health Care	8.2%
Consumer Discretionary	8.1%
Utilities	4.9%
Materials	4.7%
Communication Services	3.5%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

ASML Holding NV	3.3%
Societe Generale SA	3.1%
Piraeus Bank SA	2.9%
Bank Leumi Le-Israel BM	2.9%
Banco Santander SA	2.6%
RELX PLC	2.3%
Element Fleet Management Corp.	2.1%
Unilever PLC	2.1%
MTU Aero Engines AG	2.0%
Weir Group PLC	2.0%

Material Fund Change [Text Block]
C000134193
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s premium to financial productivity compared to the benchmark is substantial and has posed a very significant headwind to relative performance during much of the post-COVID era (including 2026) as Quality has significantly underperformed.

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX, London Stock Exchange, Experian).

  Overweight exposure to the information technology sector detracted from performance as did stock selection in the healthcare sector (Novo Nordisk).

  Overweight exposure and stock selection in the financials sector, particularly banks, helped performance (Bank Leumi, Phoenix Financial, Piraeus Bank, Societe Generale). Underweight exposures to the health care and energy sectors helped along with stock selection in information technology (software & services).

  Underweight exposure to Japan and UK helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI EAFE Index
12/15	$1,000,000	$1,000,000
01/16	$949,025	$927,686
02/16	$936,282	$910,690
03/16	$997,001	$969,946
04/16	$1,003,748	$998,027
05/16	$1,005,247	$988,961
06/16	$984,258	$955,763
07/16	$1,008,246	$1,004,202
08/16	$996,252	$1,004,915
09/16	$1,005,997	$1,017,260
10/16	$967,766	$996,451
11/16	$935,532	$976,606
12/16	$948,324	$1,010,000
01/17	$971,175	$1,039,298
02/17	$978,030	$1,054,159
03/17	$1,002,405	$1,083,179
04/17	$1,038,205	$1,110,741
05/17	$1,083,146	$1,151,509
06/17	$1,080,861	$1,149,472
07/17	$1,122,755	$1,182,630
08/17	$1,121,231	$1,182,184
09/17	$1,142,559	$1,211,598
10/17	$1,163,125	$1,229,996
11/17	$1,184,453	$1,242,898
12/17	$1,212,137	$1,262,847
01/18	$1,290,065	$1,326,190
02/18	$1,236,827	$1,266,332
03/18	$1,239,913	$1,243,507
04/18	$1,239,142	$1,271,900
05/18	$1,236,827	$1,243,310
06/18	$1,214,451	$1,228,121
07/18	$1,230,654	$1,258,351
08/18	$1,218,526	$1,234,050
09/18	$1,229,330	$1,244,761
10/18	$1,126,693	$1,145,688
11/18	$1,141,356	$1,144,245
12/18	$1,086,731	$1,088,699
01/19	$1,160,864	$1,160,248
02/19	$1,198,774	$1,189,824
03/19	$1,212,252	$1,197,327
04/19	$1,247,634	$1,230,984
05/19	$1,189,507	$1,171,864
06/19	$1,255,216	$1,241,385
07/19	$1,230,786	$1,225,623
08/19	$1,210,896	$1,193,872
09/19	$1,235,367	$1,228,084
10/19	$1,258,151	$1,272,209
11/19	$1,275,871	$1,286,551
12/19	$1,320,770	$1,328,364
01/20	$1,301,889	$1,300,614
02/20	$1,202,338	$1,183,039
03/20	$1,006,669	$1,025,138
04/20	$1,077,041	$1,091,362
05/20	$1,131,108	$1,138,891
06/20	$1,168,868	$1,177,670
07/20	$1,213,495	$1,205,122
08/20	$1,286,745	$1,267,078
09/20	$1,246,346	$1,234,156
10/20	$1,204,228	$1,184,876
11/20	$1,392,470	$1,368,547
12/20	$1,461,306	$1,432,179
01/21	$1,422,280	$1,416,921
02/21	$1,458,705	$1,448,702
03/21	$1,501,200	$1,482,012
04/21	$1,567,977	$1,526,606
05/21	$1,611,340	$1,576,390
06/21	$1,570,579	$1,558,650
07/21	$1,582,721	$1,570,386
08/21	$1,622,973	$1,598,086
09/21	$1,560,451	$1,551,708
10/21	$1,594,317	$1,589,873
11/21	$1,494,455	$1,515,874
12/21	$1,547,898	$1,593,493
01/22	$1,491,198	$1,516,489
02/22	$1,448,673	$1,489,675
03/22	$1,417,489	$1,499,250
04/22	$1,334,329	$1,402,257
05/22	$1,363,624	$1,412,769
06/22	$1,252,115	$1,281,682
07/22	$1,317,319	$1,345,548
08/22	$1,236,050	$1,281,641
09/22	$1,124,541	$1,161,748
10/22	$1,202,030	$1,224,220
11/22	$1,325,824	$1,362,111
12/22	$1,286,825	$1,363,206
01/23	$1,383,600	$1,473,594
02/23	$1,341,440	$1,442,845
03/23	$1,387,433	$1,478,605
04/23	$1,393,182	$1,520,350
05/23	$1,377,851	$1,456,012
06/23	$1,441,090	$1,522,274
07/23	$1,456,421	$1,571,530
08/23	$1,407,928	$1,511,321
09/23	$1,347,506	$1,459,698
10/23	$1,296,675	$1,400,519
11/23	$1,428,069	$1,530,512
12/23	$1,506,129	$1,611,827
01/24	$1,495,434	$1,621,102
02/24	$1,562,524	$1,650,776
03/24	$1,592,666	$1,705,069
04/24	$1,516,825	$1,661,404
05/24	$1,576,137	$1,725,759
06/24	$1,542,105	$1,697,899
07/24	$1,593,639	$1,747,709
08/24	$1,641,801	$1,804,538
09/24	$1,628,168	$1,821,202
10/24	$1,532,737	$1,722,163
11/24	$1,544,422	$1,712,392
12/24	$1,486,601	$1,673,449
01/25	$1,561,593	$1,761,392
02/25	$1,586,958	$1,795,551
03/25	$1,562,696	$1,788,307
04/25	$1,620,042	$1,870,221
05/25	$1,714,885	$1,955,789
06/25	$1,777,745	$1,998,882
07/25	$1,762,306	$1,970,824
08/25	$1,799,323	$2,054,845
09/25	$1,850,892	$2,094,172
10/25	$1,841,924	$2,118,807
11/25	$1,840,803	$2,131,963
12/25	$1,865,698	$2,195,920

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	25.50%	5.01%	6.43%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 1,532,571,135
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 15,505,885
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,532,571,135
# of Portfolio Holdings	67
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,505,885

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	20.4%
Information Technology	11.3%
Consumer Staples	9.1%
Health Care	8.2%
Consumer Discretionary	8.1%
Utilities	4.9%
Materials	4.7%
Communication Services	3.5%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

ASML Holding NV	3.3%
Societe Generale SA	3.1%
Piraeus Bank SA	2.9%
Bank Leumi Le-Israel BM	2.9%
Banco Santander SA	2.6%
RELX PLC	2.3%
Element Fleet Management Corp.	2.1%
Unilever PLC	2.1%
MTU Aero Engines AG	2.0%
Weir Group PLC	2.0%

Material Fund Change [Text Block]
C000176375
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Institutional Shares
Trading Symbol	RALIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s allocation to commodities was the top contributor to performance, outperforming Real Estate and Infrastructure, primarily due to overweight precious metals exposure, as silver and gold surged dramatically during the year coinciding with falling real rates and global risk hedging.

  Overweight exposure to industrial metals helped significantly.

  Infrastructure stocks contributed to performance in 2025. Construction and engineering companies Ferrovial and VINCI were among the top contributors.

  Real estate performance was the lowest of the three categories but still contributed in the year. Top contributors were health care real estate investment trust (REIT) Welltower and industrial REIT Prologis.

  The Portfolio’s investment in agriculture detracted in 2025 due to strong global supply conditions.

  Electric utilities company Edison International and midstream energy company Energy Transfer hurt performance.

  Health care REIT Alexandria Real Estate and data center REIT Equinix detracted from returns.

  The Portfolio used futures, total return swaps and natural resource equities to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Real Assets Blend Index
12/16	$10,000	$10,000	$10,000
12/16	$10,000	$10,000	$10,000
1/17	$10,070	$10,000	$10,000
2/17	$10,280	$10,277	$10,209
3/17	$10,305	$10,387	$10,169
4/17	$10,396	$10,541	$10,215
5/17	$10,516	$10,764	$10,377
6/17	$10,451	$10,805	$10,379
7/17	$10,561	$11,064	$10,610
8/17	$10,621	$11,079	$10,723
9/17	$10,621	$11,328	$10,673
10/17	$10,752	$11,542	$10,796
11/17	$10,913	$11,792	$10,954
12/17	$10,990	$11,952	$11,089
1/18	$11,092	$12,583	$11,217
2/18	$10,693	$12,061	$10,686
3/18	$10,723	$11,798	$10,815
4/18	$10,888	$11,934	$11,029
5/18	$10,908	$12,009	$11,135
6/18	$10,888	$12,003	$11,104
7/18	$10,981	$12,378	$11,133
8/18	$10,952	$12,531	$11,046
9/18	$10,952	$12,601	$11,019
10/18	$10,558	$11,676	$10,672
11/18	$10,641	$11,808	$10,938
12/18	$10,160	$10,910	$10,348
1/19	$10,742	$11,759	$11,213
2/19	$10,937	$12,113	$11,339
3/19	$11,044	$12,272	$11,612
4/19	$11,152	$12,707	$11,576
5/19	$10,958	$11,974	$11,406
6/19	$11,271	$12,763	$11,721
7/19	$11,293	$12,826	$11,689
8/19	$11,305	$12,564	$11,689
9/19	$11,446	$12,831	$11,879
10/19	$11,576	$13,158	$12,086
11/19	$11,544	$13,524	$11,905
12/19	$11,793	$13,929	$12,332
1/20	$11,782	$13,845	$12,108
2/20	$11,230	$12,674	$11,285
3/20	$9,931	$10,997	$9,480
4/20	$10,363	$12,198	$9,906
5/20	$10,617	$12,788	$10,211
6/20	$10,723	$13,126	$10,330
7/20	$10,989	$13,754	$10,731
8/20	$11,260	$14,673	$11,117
9/20	$10,993	$14,166	$10,825
10/20	$10,881	$13,732	$10,681
11/20	$11,628	$15,488	$11,548
12/20	$11,865	$16,144	$11,888
1/21	$11,716	$15,984	$11,906
2/21	$12,049	$16,393	$12,272
3/21	$12,324	$16,939	$12,588
4/21	$13,083	$17,727	$13,329
5/21	$13,348	$17,983	$13,571
6/21	$13,463	$18,251	$13,646
7/21	$13,727	$18,578	$13,919
8/21	$13,785	$19,040	$14,060
9/21	$13,707	$18,249	$13,862
10/21	$14,285	$19,283	$14,459
11/21	$13,973	$18,861	$13,816
12/21	$14,428	$19,667	$14,601
1/22	$14,428	$18,626	$14,619
2/22	$14,505	$18,155	$14,787
3/22	$15,407	$18,653	$15,755
4/22	$15,368	$17,104	$15,487
5/22	$15,342	$17,117	$15,449
6/22	$13,876	$15,634	$14,136
7/22	$14,731	$16,875	$14,921
8/22	$14,333	$16,170	$14,484
9/22	$12,810	$14,667	$12,898
10/22	$13,215	$15,720	$13,226
11/22	$13,790	$16,813	$14,056
12/22	$13,209	$16,099	$13,687
1/23	$13,790	$17,238	$14,230
2/23	$13,236	$16,824	$13,543
3/23	$13,231	$17,343	$13,505
4/23	$13,342	$17,647	$13,650
5/23	$12,785	$17,471	$12,924
6/23	$13,180	$18,528	$13,402
7/23	$13,601	$19,150	$13,934
8/23	$13,278	$18,693	$13,524
9/23	$12,817	$17,886	$13,000
10/23	$12,634	$17,367	$12,796
11/23	$13,365	$18,996	$13,569
12/23	$13,795	$19,928	$14,024
1/24	$13,495	$20,167	$13,716
2/24	$13,524	$21,022	$13,667
3/24	$13,913	$21,698	$14,100
4/24	$13,597	$20,892	$13,803
5/24	$14,043	$21,825	$14,249
6/24	$14,012	$22,269	$14,105
7/24	$14,417	$22,661	$14,506
8/24	$14,939	$23,260	$14,994
9/24	$15,506	$23,686	$15,563
10/24	$15,054	$23,216	$15,064
11/24	$15,419	$24,282	$15,361
12/24	$14,609	$23,649	$14,740
1/25	$14,962	$24,484	$15,083
2/25	$15,345	$24,307	$15,379
3/25	$15,576	$23,225	$15,605
4/25	$15,516	$23,432	$15,576
5/25	$15,591	$24,819	$15,738
6/25	$15,902	$25,890	$15,998
7/25	$15,902	$26,223	$15,901
8/25	$16,233	$26,907	$16,272
9/25	$16,519	$27,772	$16,526
10/25	$16,442	$28,328	$16,531
11/25	$17,057	$28,408	$16,993
12/25	$17,063	$28,638	$16,849

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	16.80%	7.54%	6.11%
MSCI World Index	21.09%	12.15%	12.70%
Real Assets Blend Index	14.31%	7.23%	6.09%

Performance Inception Date	Dec. 30, 2016
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 5,761,742
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,761,742
# of Portfolio Holdings	194
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Real Estate	40.5%
Utilities	17.7%
Industrials	8.7%
Energy	7.0%
Materials	5.0%
Exchange-Traded Funds	2.7%
Other (includes short-term investments)	18.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	2.3%
Crown Castle, Inc.	2.0%
Welltower, Inc.	1.8%
American Tower Corp.	1.8%
SBA Communications Corp.	1.6%
iShares Silver Trust	1.6%
Simon Property Group, Inc.	1.5%
Ameren Corp.	1.3%
Vinci SA	1.2%
SSE PLC	1.1%

Material Fund Change [Text Block]
C000176376
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Open Shares
Trading Symbol	RALOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s allocation to commodities was the top contributor to performance, outperforming Real Estate and Infrastructure, primarily due to overweight precious metals exposure, as silver and gold surged dramatically during the year coinciding with falling real rates and global risk hedging.

  Overweight exposure to industrial metals helped significantly.

  Infrastructure stocks contributed to performance in 2025. Construction and engineering companies Ferrovial and VINCI were among the top contributors.

  Real estate performance was the lowest of the three categories but still contributed in the year. Top contributors were health care real estate investment trust (REIT) Welltower and industrial REIT Prologis.

  The Portfolio’s investment in agriculture detracted in 2025 due to strong global supply conditions.

  Electric utilities company Edison International and midstream energy company Energy Transfer hurt performance.

  Health care REIT Alexandria Real Estate and data center REIT Equinix detracted from returns.

  The Portfolio used futures, total return swaps and natural resource equities to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Real Assets Blend Index
1/17	$10,000	$10,000	$10,000
1/17	$10,030	$10,000	$10,000
2/17	$10,239	$10,277	$10,209
3/17	$10,259	$10,387	$10,169
4/17	$10,349	$10,541	$10,215
5/17	$10,469	$10,764	$10,377
6/17	$10,407	$10,805	$10,379
7/17	$10,507	$11,064	$10,610
8/17	$10,567	$11,079	$10,723
9/17	$10,567	$11,328	$10,673
10/17	$10,698	$11,542	$10,796
11/17	$10,848	$11,792	$10,954
12/17	$10,928	$11,952	$11,089
1/18	$11,030	$12,583	$11,217
2/18	$10,621	$12,061	$10,686
3/18	$10,656	$11,798	$10,815
4/18	$10,819	$11,934	$11,029
5/18	$10,840	$12,009	$11,135
6/18	$10,813	$12,003	$11,104
7/18	$10,905	$12,378	$11,133
8/18	$10,867	$12,531	$11,046
9/18	$10,860	$12,601	$11,019
10/18	$10,469	$11,676	$10,672
11/18	$10,551	$11,808	$10,938
12/18	$10,077	$10,910	$10,348
1/19	$10,655	$11,759	$11,213
2/19	$10,837	$12,113	$11,339
3/19	$10,948	$12,272	$11,612
4/19	$11,045	$12,707	$11,576
5/19	$10,852	$11,974	$11,406
6/19	$11,156	$12,763	$11,721
7/19	$11,177	$12,826	$11,689
8/19	$11,189	$12,564	$11,689
9/19	$11,322	$12,831	$11,879
10/19	$11,452	$13,158	$12,086
11/19	$11,419	$13,524	$11,905
12/19	$11,669	$13,929	$12,332
1/20	$11,658	$13,845	$12,108
2/20	$11,101	$12,674	$11,285
3/20	$9,829	$10,997	$9,480
4/20	$10,234	$12,198	$9,906
5/20	$10,486	$12,788	$10,211
6/20	$10,594	$13,126	$10,330
7/20	$10,858	$13,754	$10,731
8/20	$11,115	$14,673	$11,117
9/20	$10,855	$14,166	$10,825
10/20	$10,745	$13,732	$10,681
11/20	$11,472	$15,488	$11,548
12/20	$11,707	$16,144	$11,888
1/21	$11,549	$15,984	$11,906
2/21	$11,877	$16,393	$12,272
3/21	$12,153	$16,939	$12,588
4/21	$12,901	$17,727	$13,329
5/21	$13,150	$17,983	$13,571
6/21	$13,278	$18,251	$13,646
7/21	$13,516	$18,578	$13,919
8/21	$13,584	$19,040	$14,060
9/21	$13,499	$18,249	$13,862
10/21	$14,057	$19,283	$14,459
11/21	$13,761	$18,861	$13,816
12/21	$14,198	$19,667	$14,601
1/22	$14,198	$18,626	$14,619
2/22	$14,274	$18,155	$14,787
3/22	$15,165	$18,653	$15,755
4/22	$15,114	$17,104	$15,487
5/22	$15,076	$17,117	$15,449
6/22	$13,639	$15,634	$14,136
7/22	$14,466	$16,875	$14,921
8/22	$14,088	$16,170	$14,484
9/22	$12,584	$14,667	$12,898
10/22	$12,981	$15,720	$13,226
11/22	$13,545	$16,813	$14,056
12/22	$12,966	$16,099	$13,687
1/23	$13,522	$17,238	$14,230
2/23	$12,993	$16,824	$13,543
3/23	$12,979	$17,343	$13,505
4/23	$13,075	$17,647	$13,650
5/23	$12,542	$17,471	$12,924
6/23	$12,935	$18,528	$13,402
7/23	$13,334	$19,150	$13,934
8/23	$13,018	$18,693	$13,524
9/23	$12,557	$17,886	$13,000
10/23	$12,379	$17,367	$12,796
11/23	$13,080	$18,996	$13,569
12/23	$13,506	$19,928	$14,024
1/24	$13,199	$20,167	$13,716
2/24	$13,227	$21,022	$13,667
3/24	$13,613	$21,698	$14,100
4/24	$13,304	$20,892	$13,803
5/24	$13,739	$21,825	$14,249
6/24	$13,686	$22,269	$14,105
7/24	$14,083	$22,661	$14,506
8/24	$14,606	$23,260	$14,994
9/24	$15,151	$23,686	$15,563
10/24	$14,710	$23,216	$15,064
11/24	$15,066	$24,282	$15,361
12/24	$14,266	$23,649	$14,740
1/25	$14,610	$24,484	$15,083
2/25	$14,983	$24,307	$15,379
3/25	$15,199	$23,225	$15,605
4/25	$15,141	$23,432	$15,576
5/25	$15,213	$24,819	$15,738
6/25	$15,507	$25,890	$15,998
7/25	$15,507	$26,223	$15,901
8/25	$15,830	$26,907	$16,272
9/25	$16,093	$27,772	$16,526
10/25	$16,033	$28,328	$16,531
11/25	$16,617	$28,408	$16,993
12/25	$16,611	$28,638	$16,849

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 1/9/17
Open Shares	16.44%	7.25%	5.82%
MSCI World Index	21.09%	12.15%	12.54%
Real Assets Blend Index	14.31%	7.23%	6.07%

Performance Inception Date	Jan. 09, 2017
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 5,761,742
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,761,742
# of Portfolio Holdings	194
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Real Estate	40.5%
Utilities	17.7%
Industrials	8.7%
Energy	7.0%
Materials	5.0%
Exchange-Traded Funds	2.7%
Other (includes short-term investments)	18.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	2.3%
Crown Castle, Inc.	2.0%
Welltower, Inc.	1.8%
American Tower Corp.	1.8%
SBA Communications Corp.	1.6%
iShares Silver Trust	1.6%
Simon Property Group, Inc.	1.5%
Ameren Corp.	1.3%
Vinci SA	1.2%
SSE PLC	1.1%

Material Fund Change [Text Block]
C000176377
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	R6 Shares
Trading Symbol	RALYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s allocation to commodities was the top contributor to performance, outperforming Real Estate and Infrastructure, primarily due to overweight precious metals exposure, as silver and gold surged dramatically during the year coinciding with falling real rates and global risk hedging.

  Overweight exposure to industrial metals helped significantly.

  Infrastructure stocks contributed to performance in 2025. Construction and engineering companies Ferrovial and VINCI were among the top contributors.

  Real estate performance was the lowest of the three categories but still contributed in the year. Top contributors were health care real estate investment trust (REIT) Welltower and industrial REIT Prologis.

  The Portfolio’s investment in agriculture detracted in 2025 due to strong global supply conditions.

  Electric utilities company Edison International and midstream energy company Energy Transfer hurt performance.

  Health care REIT Alexandria Real Estate and data center REIT Equinix detracted from returns.

  The Portfolio used futures, total return swaps and natural resource equities to gain commodities exposure. The combined contribution of these instruments was positive for the Portfolio during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI World Index	Real Assets Blend Index
07/22	$1,000,000	$1,000,000	$1,000,000
07/22	$1,047,970	$1,000,000	$1,000,000
08/22	$1,020,582	$958,192	$970,692
09/22	$912,281	$869,119	$864,462
10/22	$941,109	$931,533	$886,414
11/22	$982,027	$996,303	$942,052
12/22	$940,774	$953,992	$917,305
01/23	$981,206	$1,021,493	$953,705
02/23	$942,746	$996,938	$907,670
03/23	$942,468	$1,027,743	$905,143
04/23	$950,413	$1,045,759	$914,814
05/23	$910,688	$1,035,319	$866,161
06/23	$938,982	$1,097,932	$898,190
07/23	$968,981	$1,134,815	$933,890
08/23	$945,981	$1,107,709	$906,385
09/23	$913,186	$1,059,924	$871,250
10/23	$900,169	$1,029,170	$857,568
11/23	$951,235	$1,125,656	$909,387
12/23	$982,016	$1,180,920	$939,916
01/24	$960,668	$1,195,091	$919,243
02/24	$963,718	$1,245,760	$915,983
03/24	$991,581	$1,285,793	$944,990
04/24	$969,045	$1,238,032	$925,075
05/24	$1,000,801	$1,293,313	$954,969
06/24	$998,720	$1,319,629	$945,341
07/24	$1,027,638	$1,342,884	$972,225
08/24	$1,064,819	$1,378,377	$1,004,935
09/24	$1,106,419	$1,403,621	$1,043,014
10/24	$1,073,174	$1,375,777	$1,009,597
11/24	$1,099,147	$1,438,907	$1,029,521
12/24	$1,042,568	$1,401,408	$987,884
01/25	$1,067,740	$1,450,862	$1,010,873
02/25	$1,095,011	$1,440,420	$1,030,679
03/25	$1,110,566	$1,376,292	$1,045,839
04/25	$1,106,327	$1,388,523	$1,043,915
05/25	$1,112,686	$1,470,712	$1,054,766
06/25	$1,133,957	$1,534,178	$1,072,217
07/25	$1,135,031	$1,553,927	$1,065,667
08/25	$1,157,581	$1,594,461	$1,090,570
09/25	$1,177,937	$1,645,717	$1,107,571
10/25	$1,173,554	$1,678,673	$1,107,903
11/25	$1,216,288	$1,683,415	$1,138,852
12/25	$1,216,849	$1,697,022	$1,129,258

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 7/22/22
R6 Shares	16.72%	5.86%
MSCI World Index	21.09%	17.83%
Real Assets Blend Index	14.31%	4.88%

Performance Inception Date	Jul. 22, 2022
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 5,761,742
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,761,742
# of Portfolio Holdings	194
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Real Estate	40.5%
Utilities	17.7%
Industrials	8.7%
Energy	7.0%
Materials	5.0%
Exchange-Traded Funds	2.7%
Other (includes short-term investments)	18.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Prologis, Inc.	2.3%
Crown Castle, Inc.	2.0%
Welltower, Inc.	1.8%
American Tower Corp.	1.8%
SBA Communications Corp.	1.6%
iShares Silver Trust	1.6%
Simon Property Group, Inc.	1.5%
Ameren Corp.	1.3%
Vinci SA	1.2%
SSE PLC	1.1%

Material Fund Change [Text Block]